UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	4/30/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential International Real Estate Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: To seek capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

The Prudential International Real Estate Fund semiannual report covers performance for the six-month period that ended April 30, 2016.

The Board of Directors (the “Board”) of the Fund recently approved the liquidation of all outstanding shares of the Fund. The liquidation is scheduled to take place at the close of business on or about Monday, August 22, 2016 (the “liquidation date”).

In anticipation of the liquidation, the Board also approved closing the Fund to most purchases and exchanges into the Fund after the close of business on or about June 20, 2016.

As always, we at Prudential Investments remain committed to helping investors like you reach your financial objectives by offering a wide range of investment choices for purchase and exchange. For more information about our family of funds, visit www.prudentialfunds.com.

If you have any questions, please contact your financial advisor, or call the Prudential Mutual Funds Service Center at (800) 225-1852, Monday through Friday, 8 a.m. to 6 p.m. Eastern Time.

Thank you for choosing Prudential Investments.

Sincerely,

Stuart S. Parker, President

Prudential International Real Estate Fund

June 15, 2016

Prudential International Real Estate Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	0.46	–6.15	13.82	19.51 (12/21/10)
Class B	0.05	–6.95	8.96	14.19 (12/21/10)
Class C	0.37	–6.28	12.85	18.27 (12/21/10)
Class Z	0.55	–5.93	14.62	20.47 (12/21/10)
FTSE EPRA/NAREIT Developed ex-US Net Index	3.35	–2.87	25.10	31.69
MSCI EAFE ND Index	–3.07	–9.32	8.75	19.13
Lipper Equity International Real Estate Funds Average	0.80	–4.96	21.98	28.68

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Since Inception (%)
Class A		–9.67	1.93	2.00 (12/21/10)
Class B		–9.91	2.02	2.06 (12/21/10)
Class C		–5.47	2.90	2.90 (12/21/10)
Class Z		–4.17	3.23	3.26 (12/21/10)
FTSE EPRA/NAREIT Developed ex-US Net Index		–2.27	4.91	4.82
MSCI EAFE ND Index		–8.27	2.29	2.83
Lipper Equity International Real Estate Funds Average		–3.00	4.57	4.47

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

4	Visit our website at prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

FTSE EPRA/NAREIT Developed ex-US Net Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed ex-US Net Total Return Index is an unmanaged index that tracks the performance of listed real estate investment trusts (REITs) and real estate companies globally, excluding the US.

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index—The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed. The MSCI EAFE ND Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Lipper Equity International Real Estate Funds Average—The Lipper Equity International Real Estate Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Equity International Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the

Prudential International Real Estate Fund	5

Your Fund’s Performance (continued)

Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Mitsui Fudosan Co. Ltd., Diversified Real Estate Activities	4.9
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	4.8
Unibail-Rodamco SE, REIT, Retail REITs	4.7
Mitsubishi Estate Co. Ltd., Diversified Real Estate Activities	4.2
Vonovia SE, Real Estate Operating Companies	3.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Retail REITs	30.2
Diversified Real Estate Activities	17.8
Real Estate Operating Companies	13.7
Office REITs	12.2
Diversified REITs	8.6

Industry weightings reflect only long-term investments and are subject to change.

6	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these

Prudential International Real Estate Fund	7

Fees and Expenses (continued)

additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Real Estate Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,004.60	1.61%	$8.02
	Hypothetical	$1,000.00	$1,016.86	1.61%	$8.07
Class B	Actual	$1,000.00	$1,000.50	2.36%	$11.74
	Hypothetical	$1,000.00	$1,013.13	2.36%	$11.81
Class C	Actual	$1,000.00	$1,003.70	1.61%	$8.02
	Hypothetical	$1,000.00	$1,016.86	1.61%	$8.07
Class Z	Actual	$1,000.00	$1,005.50	1.36%	$6.78
	Hypothetical	$1,000.00	$1,018.10	1.36%	$6.82

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	2.18	1.61
B	2.88	2.36
C	2.13	1.61
Z	1.88	1.36

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

8	Visit our website at prudentialfunds.com

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 102.5%

COMMON STOCKS

Australia 13.8%
Dexus Property Group, REIT	79,951	$509,783
Goodman Group, REIT	103,539	539,426
Investa Office Fund, REIT	33,602	106,099
LendLease Group	5,803	55,742
Mirvac Group, REIT	153,130	216,654
Scentre Group, REIT	214,343	760,817
Stockland, REIT	93,688	309,874
Vicinity Centres, REIT	265,116	666,395
Westfield Corp., REIT	131,581	1,004,967

		4,169,757

Canada 5.8%
Boardwalk Real Estate Investment Trust, REIT	9,509	406,976
Brookfield Canada Office Properties, REIT	9,138	200,938
Canadian Apartment Properties, REIT	32,084	762,785
Chartwell Retirement Residences, UTS, REIT	35,406	390,265

		1,760,964

China 0.2%
China Overseas Land & Investment Ltd.	22,000	69,834

France 7.5%
Fonciere des Regions, REIT*	2,589	244,936
Klepierre, REIT	8,339	392,206
Mercialys SA, REIT	9,134	203,452
Unibail-Rodamco SE, REIT	5,281	1,415,554

		2,256,148

Germany 9.6%
ADO Properties SA*	7,036	231,628
Alstria Office REIT-AG, REIT*	16,548	232,364
Deutsche Wohnen AG	15,685	480,934
LEG Immobilien AG*	4,509	418,275
TLG Immobilien AG	15,917	337,159
VIB Vermoegen AG	4,994	103,818
Vonovia SE	32,663	1,101,014

		2,905,192

Hong Kong 11.0%
Henderson Land Development Co. Ltd.	49,679	309,626
Hongkong Land Holdings Ltd.	71,100	451,485

See Notes to Financial Statements.

Prudential International Real Estate Fund	9

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Link REIT (The), REIT	143,500	$870,597
Sun Hung Kai Properties Ltd.	115,500	1,455,661
Wharf Holdings Ltd. (The)	45,000	243,227

		3,330,596

Ireland 2.4%
Green REIT PLC, REIT	111,654	184,360
Hibernia REIT PLC, REIT	169,132	249,635
Irish Residential Properties REIT PLC, REIT	231,807	297,283

		731,278

Japan 29.4%
Activia Properties, Inc., REIT	89	478,212
Advance Residence Investment, REIT	48	129,282
Daito Trust Construction Co. Ltd.	900	127,289
Daiwa House REIT Investment Corp., REIT	9	48,294
Frontier Real Estate Investment Corp., REIT	61	305,972
GLP J-REIT, REIT	334	405,712
Hoshino Resorts REIT Inc., REIT	8	97,488
Invincible Investment Corp.,REIT	567	430,541
Japan Excellent, Inc., REIT	137	195,135
Japan Hotel REIT Investment Corp., REIT	465	419,459
Japan Real Estate Investment Corp., REIT	57	354,940
Japan Retail Fund Investment Corp., REIT	279	685,467
Kenedix Retail REIT Corp., REIT	358	944,109
Lasalle Logiport REIT, REIT*	86	82,120
Mitsubishi Estate Co. Ltd.	66,000	1,254,173
Mitsui Fudosan Co. Ltd.	61,000	1,489,769
Nippon Building Fund, Inc., REIT	92	582,820
Nippon Prologis REIT, Inc., REIT	72	172,644
Orix J-REIT, Inc., REIT	118	196,541
Sumitomo Realty & Development Co. Ltd.	16,000	465,220

		8,865,187

Netherlands 0.9%
Eurocommercial Properties NV, REIT	5,559	259,621

Singapore 3.2%
Ascendas Real Estate Investment Trust, REIT	177,638	324,205
Cache Logistics Trust, REIT	244,500	157,135
Keppel REIT, REIT	390,050	303,982
Mapletree Commercial Trust, REIT	165,000	183,905

		969,227

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Spain 0.6%
Axiare Patrimonio SOCIMI SA, REIT	11,545	$175,822

Sweden 2.9%
Atrium Ljungberg AB (Class B Stock)	8,100	128,410
Fabege AB	13,129	219,246
Hufvudstaden AB (Class A Stock)	14,000	217,259
Kungsleden AB	26,624	183,269
Pandox AB*	6,819	115,737

		863,921

Switzerland 0.9%
PSP Swiss Property AG	2,701	260,496

United Kingdom 14.3%
Big Yellow Group PLC, REIT	28,308	333,453
British Land Co. PLC (The), REIT	60,148	632,849
Derwent London PLC, REIT	8,542	410,549
Empiric Student Property PLC, REIT	88,964	145,914
Great Portland Estates PLC, REIT	32,774	363,406
Hammerson PLC, REIT	57,166	489,223
Kennedy Wilson Europe Real Estate PLC	7,122	113,414
Land Securities Group PLC, REIT	53,498	886,112
Segro PLC, REIT	67,231	410,774
Shaftesbury PLC, REIT	23,423	311,562
Tritax Big Box REIT PLC, REIT	117,021	232,028

		4,329,284

TOTAL LONG-TERM INVESTMENTS (cost $26,855,409)		30,947,327

SHORT-TERM INVESTMENT

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $701)(Note 3)(a)	701	701
TOTAL INVESTMENTS 102.5% (cost $26,856,110)(Note 5)		30,948,028
Liabilities in excess of other assets (2.5)%		(758,802)

NET ASSETS 100.0%		$30,189,226

See Notes to Financial Statements.

Prudential International Real Estate Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The following abbreviations are used in the semiannual report:

OTC—Over-the-counter

REIT—Real Estate Investment Trust

UTS—Unit Trust Security

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,169,757	$—
Canada	1,760,964	—	—
China	—	69,834	—
France	—	2,256,148	—
Germany	335,446	2,569,746	—
Hong Kong	451,485	2,879,111	—
Ireland	731,278	—	—
Japan	82,120	8,783,067	—
Netherlands	—	259,621	—
Singapore	—	969,227	—
Spain	175,822	—	—
Sweden	—	863,921	—
Switzerland	—	260,496	—
United Kingdom	377,942	3,951,342	—
Affiliated Mutual Fund	701	—	—

Total	$3,915,758	$27,032,270	$—

See Notes to Financial Statements.

12

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Retail REITs	30.2%
Diversified Real Estate Activities	17.8
Real Estate Operating Companies	13.7
Office REITs	12.2
Diversified REITs	8.6
Industrial REITs	7.8
Residential REITs	7.1
Hotel & Resort REITs	1.7
Health Care Facilities	1.3%
Specialized REITs	1.1
Real Estate Development	0.6
Hotels, Resorts & Cruise Lines	0.4

102.5
Liabilities in excess of other assets	(2.5)

100.0%

See Notes to Financial Statements.

Prudential International Real Estate Fund	13

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $26,855,409)	$30,947,327
Affiliated investments (cost $701)	701
Dividends receivable	115,340
Tax reclaim receivable	43,908
Receivable for Fund shares sold	97
Prepaid expenses	219

Total assets	31,107,592

Liabilities
Loan payable	782,000
Accrued expenses and other liabilities	74,890
Payable for investments purchased	47,214
Management fee payable	11,203
Payable for Fund shares reacquired	2,135
Distribution fee payable	443
Affiliated transfer agent fee payable	334
Loan interest payable (Note 7)	147

Total liabilities	918,366

Net Assets	$30,189,226

Net assets were comprised of:
Shares of beneficial interest, at par	$3,006
Paid-in capital in excess of par	30,970,449

30,973,455
Distributions in excess of net investment income	(353,752)
Accumulated net realized loss on investment and foreign currency transactions	(4,526,414)
Net unrealized appreciation on investments and foreign currencies	4,095,937

Net assets, April 30, 2016	$30,189,226

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($976,499 ÷ 96,648 shares of beneficial interest issued and outstanding)	$10.10
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price to public	$10.69

Class B
Net asset value, offering price and redemption price per share, ($161,664 ÷ 16,113 shares of beneficial interest issued and outstanding)	$10.03

Class C
Net asset value, offering price and redemption price per share, ($521,811 ÷ 52,050 shares of beneficial interest issued and outstanding)	$10.03

Class Z
Net asset value, offering price and redemption price per share, ($28,529,252 ÷ 2,841,474 shares of beneficial interest issued and outstanding)	$10.04

See Notes to Financial Statements.

Prudential International Real Estate Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $45,216)	$494,647
Affiliated dividend income	1,393

Total income	496,040

Expenses
Management fee	161,793
Distribution fee—Class A	1,419
Distribution fee—Class B	478
Distribution fee—Class C	637
Custodian and accounting fees	51,000
Registration fees	33,000
Audit fee	15,000
Shareholders’ reports	11,000
Legal fees and expenses	9,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	3,000
Loan interest expense	1,643
Miscellaneous	13,025

Total expenses	306,995
Less: Management fee waiver and/or expense reimbursement	(84,255)
Distribution fee waiver—Class A	(236)

Net expenses	222,504

Net investment income	273,536

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(1,601,566)
Foreign currency transactions	(4,964)

(1,606,530)

Net change in unrealized appreciation (depreciation) on:
Investments	1,234,305
Foreign currencies	5,223

1,239,528

Net loss on investment and foreign currency transactions	(367,002)

Net Decrease In Net Assets Resulting From Operations	$(93,466)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$273,536	$526,536
Net realized loss on investment and foreign currency transactions	(1,606,530)	(837,752)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,239,528	(996,956)

Net decrease in net assets resulting from operations	(93,466)	(1,308,172)

Dividends from net investment income (Note 1)
Class A	(14,638)	(97,062)
Class B	(572)	(3,274)
Class C	(8,307)	(20,385)
Class Z	(559,681)	(1,103,587)

	(583,198)	(1,224,308)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,518,083	15,229,157
Net asset value of shares issued in reinvestment of dividends and distributions	579,669	1,208,479
Cost of shares reacquired	(9,369,930)	(7,801,618)

Net increase (decrease) in net assets from Fund share transactions	(4,272,178)	8,636,018

Total increase (decrease)	(4,948,842)	6,103,538

Net Assets:
Beginning of period	35,138,068	29,034,530

End of period	$30,189,226	$35,138,068

See Notes to Financial Statements.

Prudential International Real Estate Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of five portfolios: Prudential Select Real Estate, Prudential International Real Estate Fund, Prudential QMA Large-Cap Core Equity Fund (formerly Prudential Large-Cap Core Equity), Prudential Absolute Return Bond Fund and Prudential Real Estate Income Fund. These financial statements relate only to Prudential International Real Estate Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. The Trust was organized as a Delaware business trust on September 18, 1998. The Fund commenced operations on December 21, 2010. The Fund’s investment objective is to seek capital appreciation and income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

18

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

Prudential International Real Estate Fund	19

Notes to Financial Statements (unaudited) (continued)

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

20

long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gain (loss) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risk not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income (loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the year is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions are disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified

Prudential International Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM Real Estate, formerly known as Prudential Real Estate Investors (“PREI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

Effective October 1, 2015, the management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets up to and including $1 billion, .98% of the next $2 billion, .96% of the next $2 billion, .95% of the next $5 billion and .94% of the Fund’s average daily net assets in excess of $10 billion. Prior to October 1, 2015, the management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The effective management fee rate before any waivers and/or expense reimbursement was 1.00% for the six months ended April 30, 2016. The effective management fee rate, net of waivers and/or expense reimbursement, was .48%.

PI has contractually agreed through February 28, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to 1.35% of the Fund’s average daily net assets.

22

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, and 1% of the average daily net assets of the Class A, B, and C shares, respectively. PIMS has contractually agreed through February 28, 2017 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $1,315 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2016, it has received $20 in contingent deferred sales charges imposed upon redemptions by certain Class B shareholders.

Management has received the maximum allowable amount of sales charges for Class C in accordance with regulatory limits.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential International Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2016, were $9,850,349 and $13,268,796, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$27,607,187

Appreciation	3,604,369
Depreciation	(263,528)

Net Unrealized Appreciation	$3,340,841

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (‘the Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2015, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$2,478,000

Pre-Enactment Losses:
Expiring 2018	$190,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

24

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold subject to a maximum front end sales charge of up to 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2016, Prudential, through its affiliates, owned 114 Class B shares, 118 Class C shares and 1,199,881 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	5,927	$56,906
Shares issued in reinvestment of dividends and distributions	1,193	11,265
Shares reacquired	(10,679)	(101,560)

Net increase (decrease) in shares outstanding before conversion	(3,559)	(33,389)
Shares issued upon conversion from other share class(es)	39	373
Shares reacquired upon conversion into other share class(es)	(935)	(9,121)

Net increase (decrease) in shares outstanding	(4,455)	$(42,137)

Year ended October 31, 2015:
Shares sold	32,836	$349,714
Shares issued in reinvestment of dividends and distributions	8,043	81,233
Shares reacquired	(166,568)	(1,710,762)

Net increase (decrease) in shares outstanding before conversion	(125,689)	(1,279,815)
Shares issued upon conversion from other share class(es)	789	8,264
Shares reacquired upon conversion into other share class(es)	(5,937)	(61,227)

Net increase (decrease) in shares outstanding	(130,837)	$(1,332,778)

Prudential International Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended April 30, 2016:
Shares sold	9,307	$90,964
Shares issued in reinvestment of dividends and distributions	61	572
Shares reacquired	(1,970)	(19,493)

Net increase (decrease) in shares outstanding before conversion	7,398	72,043
Shares reacquired upon conversion into other share class(es)	(39)	(373)

Net increase (decrease) in shares outstanding	7,359	$71,670

Year ended October 31, 2015:
Shares sold	913	$9,703
Shares issued in reinvestment of dividends and distributions	325	3,274
Shares reacquired	(1,690)	(17,511)

Net increase (decrease) in shares outstanding before conversion	(452)	(4,534)
Shares reacquired upon conversion into other share class(es)	(795)	(8,264)

Net increase (decrease) in shares outstanding	(1,247)	$(12,798)

Class C
Six months ended April 30, 2016:
Shares sold	599	$5,602
Shares issued in reinvestment of dividends and distributions	888	8,307
Shares reacquired	(4,248)	(39,587)

Net increase (decrease) in shares outstanding before conversion	(2,761)	(25,678)
Shares reacquired upon conversion into other share class(es)	(1,516)	(13,914)

Net increase (decrease) in shares outstanding	(4,277)	$(39,592)

Year ended October 31, 2015:
Shares sold	13,351	$140,536
Shares issued in reinvestment of dividends and distributions	2,032	20,385
Shares reacquired	(8,554)	(88,380)

Net increase (decrease) in shares outstanding	6,829	$72,541

Class Z
Six months ended April 30, 2016:
Shares sold	473,725	$4,364,611
Shares issued in reinvestment of dividends and distributions	59,714	559,525
Shares reacquired	(984,427)	(9,209,290)

Net increase (decrease) in shares outstanding before conversion	(450,988)	(4,285,154)
Shares issued upon conversion from other share class(es)	2,453	23,035

Net increase (decrease) in shares outstanding	(448,535)	$(4,262,119)

Year ended October 31, 2015:
Shares sold	1,412,587	$14,729,204
Shares issued in reinvestment of dividends and distributions	109,919	1,103,587
Shares reacquired	(588,366)	(5,984,965)

Net increase (decrease) in shares outstanding before conversion	934,140	9,847,826
Shares issued upon conversion from other share class(es)	5,968	61,227

Net increase (decrease) in shares outstanding	940,108	$9,909,053

26

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 22 days that the Fund had loans outstanding during the period was $1,666,273, borrowed at a weighted average interest rate of 1.69%. The maximum loan outstanding amount during the period was $3,580,000. There was a balance of $782,000 outstanding at April 30, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential International Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

Note 9. Subsequent Event

The Board of Directors (the “Board”) of the Fund recently approved the liquidation of all outstanding shares of the Fund. The liquidation is scheduled to take place at the close of business on or about Monday, August 22, 2016 (the “liquidation date”).

28

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,				December 21, 2010(d) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.21		$11.03	$10.96	$10.33	$9.20	$10.00
Income (loss) from investment operations:
Net investment income	.07		.19	.16	.14	.19	.07
Net realized and unrealized gain (loss) on investments	(.03)		(.60)	.18	1.04	1.23	(.87)
Total from investment operations	.04		(.41)	.34	1.18	1.42	(.80)
Less Dividends:
Dividends from net investment income	(.15)		(.41)	(.27)	(.55)	(.29)	-
Net Asset Value, end of period	$10.10		$10.21	$11.03	$10.96	$10.33	$9.20
Total Return(a):	.46%		(3.66)%	3.27%	11.67%	16.39%	(8.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$976		$1,033	$2,559	$948	$346	$814
Average net assets (000)	$951		$2,074	$2,133	$589	$228	$353
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.61%	(e)(g)	1.60%	1.60%	1.60%	1.60%	1.60%	(e)
Expenses before waivers and/or expense reimbursement	2.18%	(e)	2.11%	2.48%	2.42%	2.93%	3.85%	(e)
Net investment income	1.54%	(e)	1.77%	1.53%	1.33%	2.00%	.89%	(e)
Portfolio turnover rate	30%	(f)	46%	48%	37%	21%	30%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	Includes 0.01% of loan interest expense.

See Notes to Financial Statements.

Prudential International Real Estate Fund	29

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,				December 21, 2010(d) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.10		$10.92	$10.85	$10.22	$9.08	$10.00
Income (loss) from investment operations:
Net investment income	.05		.08	.08	.06	.08	.11
Net realized and unrealized gain (loss) on investments	(.05)		(.57)	.18	1.04	1.27	(1.03)
Total from investment operations	-		(.49)	.26	1.10	1.35	(.92)
Less Dividends:
Dividends from net investment income	(.07)		(.33)	(.19)	(.47)	(.21)	-
Net Asset Value, end of period	$10.03		$10.10	$10.92	$10.85	$10.22	$9.08
Total Return(a):	.05%		(4.46)%	2.50%	11.01%	15.63%	(9.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$162		$88	$109	$144	$167	$4
Average net assets (000)	$96		$99	$117	$275	$52	$5
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.36%	(e)(g)	2.35%	2.35%	2.35%	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	2.88%	(e)	2.81%	3.18%	3.05%	3.74%	4.55%	(e)
Net investment income	1.11%	(e)	.76%	.79%	.61%	.87%	1.29%	(e)
Portfolio turnover rate	30%	(f)	46%	48%	37%	21%	30%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	Includes 0.01% of loan interest expense.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,				December 21, 2010(d) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.14		$10.96	$10.89	$10.25	$9.10	$10.00
Income (loss) from investment operations:
Net investment income	.07		.14	.14	.16	.21	.14
Net realized and unrealized gain (loss) on investments	(.03)		(.55)	.20	1.03	1.20	(1.04)
Total from investment operations	.04		(.41)	.34	1.19	1.41	(.90)
Less Dividends:
Dividends from net investment income	(.15)		(.41)	(.27)	(.55)	(.26)	-
Net Asset Value, end of period	$10.03		$10.14	$10.96	$10.89	$10.25	$9.10
Total Return(a):	.47%		(3.69)%	3.29%	11.86%	16.36%	(9.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$522		$571	$542	$211	$20	$30
Average net assets (000)	$513		$551	$365	$222	$23	$23
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.61%	(e)(g)	1.60%	1.60%	1.60%	1.60%	1.96%	(e)
Expenses before waivers and/or expense reimbursement	2.13%	(e)	2.06%	2.43%	2.31%	2.86%	4.16%	(e)
Net investment income	1.50%	(e)	1.36%	1.35%	1.45%	2.31%	1.68%	(e)
Portfolio turnover rate	30%	(f)	46%	48%	37%	21%	30%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	Includes 0.01% of loan interest expense.

See Notes to Financial Statements.

Prudential International Real Estate Fund	31

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				December 21, 2010(d) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.17		$10.99	$10.92	$10.28	$9.15	$10.00
Income (loss) from investment operations:
Net investment income	.08		.16	.19	.17	.22	.18
Net realized and unrealized gain (loss) on investments	(.04)		(.54)	.17	1.04	1.22	(1.03)
Total from investment operations	.04		(.38)	.36	1.21	1.44	(.85)
Less Dividends:
Dividends from net investment income	(.17)		(.44)	(.29)	(.57)	(.31)	-
Net Asset Value, end of period	$10.04		$10.17	$10.99	$10.92	$10.28	$9.15
Total Return(a):	.55%		(3.42)%	3.55%	12.08%	16.82%	(8.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,529		$33,446	$25,824	$20,848	$18,994	$13,233
Average net assets (000)	$30,981		$32,071	$21,323	$20,388	$14,068	$12,252
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.36%	(e)(g)	1.35%	1.35%	1.35%	1.35%	1.35%	(e)
Expenses before waivers and/or expense reimbursement	1.88%	(e)	1.81%	2.18%	2.08%	2.65%	3.55%	(e)
Net investment income	1.70%	(e)	1.50%	1.74%	1.62%	2.39%	2.15%	(e)
Portfolio turnover rate	30%	(f)	46%	48%	37%	21%	30%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	Includes 0.01% of loan interest expense.

See Notes to Financial Statements.

32

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential International Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PUEAX	PUEBX	PUECX	PUEZX
CUSIP	74441J803	74441J886	74441J878	74441J860

MF210E2    0293020-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential QMA Large-Cap Core Equity Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Large-Cap Core Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Large-Cap Core Equity Fund

June 15, 2016

Prudential QMA Large-Cap Core Equity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	0.16	0.09	65.80	78.29
Class B	–0.19	–0.66	59.64	65.60
Class C	–0.19	–0.66	59.80	65.77
Class Z	0.35	0.35	67.84	82.83
S&P 500 Index	0.43	1.21	68.52	94.91
Lipper Large-Cap Core Funds Average	–0.79	–1.30	56.33	79.02

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		–5.78	9.96	5.51
Class B		–5.70	10.24	5.32
Class C		–1.94	10.38	5.33
Class Z		0.03	11.49	6.38
S&P 500 Index		1.78	11.56	7.00
Lipper Large-Cap Core Funds Average		–1.24	9.80	6.00

Source: Prudential Investments LLC and Lipper Inc.

4	Visit our website at prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Prudential QMA Large-Cap Core Equity Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	3.4
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.1
Facebook, Inc. (Class A Stock), Internet Software & Services	2.0
JPMorgan Chase & Co., Banks	1.8
Microsoft Corp., Software	1.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Information Technology	20.1
Health Care	15.9
Financials	14.5
Consumer Discretionary	13.0
Consumer Staples	11.1

Industry weightings reflect only long-term investments and are subject to change.

6	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these

Prudential QMA Large-Cap Core Equity Fund	7

Fees and Expenses (continued)

additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Large-Cap Core Equity Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,001.60	1.13%	$5.62
	Hypothetical	$1,000.00	$1,019.24	1.13%	$5.67
Class B	Actual	$1,000.00	$998.10	1.88%	$9.34
	Hypothetical	$1,000.00	$1,015.51	1.88%	$9.42
Class C	Actual	$1,000.00	$998.10	1.88%	$9.34
	Hypothetical	$1,000.00	$1,015.51	1.88%	$9.42
Class Z	Actual	$1,000.00	$1,003.50	0.88%	$4.38
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.18	1.13
B	1.88	1.88
C	1.88	1.88
Z	0.88	0.88

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

8	Visit our website at prudentialfunds.com

Portfolio of Investments (unaudited)

as of April 30, 2016

	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS

CONSUMER DISCRETIONARY 13.0%

Auto Components 0.2%
Dana Holding Corp.	11,500	$148,695
Tenneco, Inc.*	3,400	181,220

		329,915

Automobiles 1.1%
Ford Motor Co.	115,100	1,560,756
General Motors Co.	20,000	636,000

		2,196,756

Distributors 0.1%
LKQ Corp.*	5,700	182,685

Hotels, Restaurants & Leisure 2.7%
Bloomin’ Brands, Inc.	18,600	347,820
Jack in the Box, Inc.	3,300	222,915
Marriott Vacations Worldwide Corp.	1,600	100,224
McDonald’s Corp.	21,900	2,770,131
Sonic Corp.	3,900	134,043
Wyndham Worldwide Corp.	14,800	1,050,060
Yum! Brands, Inc.	11,900	946,764

		5,571,957

Household Durables 0.7%
D.R. Horton, Inc.	5,200	156,312
Meritage Homes Corp.*	5,000	170,150
Whirlpool Corp.	6,900	1,201,566

		1,528,028

Internet & Catalog Retail 1.4%
Amazon.com, Inc.*	4,500	2,968,155

Leisure Products 0.5%
Polaris Industries, Inc.	7,200	704,736
Vista Outdoor, Inc.*	5,000	239,900

		944,636

Media 1.7%
Comcast Corp. (Class A Stock)	6,000	364,560
TEGNA, Inc.	9,600	224,256

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	9

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Shares	Value (Note 1)
CONSUMER DISCRETIONARY (Continued)

Media (cont’d.)
Time Warner, Inc.	5,100	$383,214
Twenty-First Century Fox, Inc. (Class A Stock)	12,600	381,276
Viacom, Inc. (Class B Stock)	14,800	605,320
Walt Disney Co. (The)	14,100	1,455,966

		3,414,592

Multiline Retail 0.7%
Macy’s, Inc.	28,200	1,116,438
Target Corp.	5,400	429,300

		1,545,738

Specialty Retail 3.4%
Best Buy Co., Inc.	22,300	715,384
GNC Holdings, Inc. (Class A Stock)	16,200	394,632
Home Depot, Inc. (The)	16,900	2,262,741
Murphy USA, Inc.*	3,700	212,454
Ross Stores, Inc.	26,800	1,521,704
Staples, Inc.	12,800	130,560
TJX Cos., Inc. (The)	22,500	1,705,950

		6,943,425

Textiles, Apparel & Luxury Goods 0.5%
Michael Kors Holdings Ltd.*	6,600	340,956
NIKE, Inc. (Class B Stock)	11,000	648,340

		989,296

CONSUMER STAPLES 11.1%

Beverages 1.3%
Coca-Cola Co. (The)	7,000	313,600
Coca-Cola Enterprises, Inc.	2,300	120,704
PepsiCo, Inc.	21,994	2,264,502

		2,698,806

Food & Staples Retailing 3.7%
CVS Health Corp.	22,400	2,251,200
Kroger Co. (The)	33,000	1,167,870
Wal-Mart Stores, Inc.	35,370	2,365,192
Walgreens Boots Alliance, Inc.	21,000	1,664,880

		7,449,142

See Notes to Financial Statements.

10

	Shares	Value (Note 1)
CONSUMER STAPLES (Continued)

Food Products 2.1%
Archer-Daniels-Midland Co.	35,700	$1,425,858
ConAgra Foods, Inc.	28,400	1,265,504
Tyson Foods, Inc. (Class A Stock)	25,300	1,665,246

		4,356,608

Household Products 2.7%
Colgate-Palmolive Co.	11,600	822,672
Kimberly-Clark Corp.	10,500	1,314,495
Procter & Gamble Co. (The)	42,564	3,410,228

		5,547,395

Tobacco 1.3%
Altria Group, Inc.	42,400	2,658,904

ENERGY 5.8%

Energy Equipment & Services 0.4%
Bristow Group, Inc.	10,400	238,368
Ensco PLC (Class A Stock)	38,900	465,244

		703,612

Oil, Gas & Consumable Fuels 5.4%
Chevron Corp.	5,084	519,483
Columbia Pipeline Group, Inc.	22,100	566,202
ConocoPhillips	6,100	291,519
Exxon Mobil Corp.	47,474	4,196,702
Hess Corp.	7,400	441,188
Kinder Morgan, Inc.	32,300	573,648
Marathon Petroleum Corp.	27,300	1,066,884
Phillips 66	16,850	1,383,553
Tesoro Corp.	9,300	741,117
Valero Energy Corp.	12,700	747,649
Western Refining, Inc.	20,100	537,876

		11,065,821

FINANCIALS 14.5%

Banks 6.2%
Bank of America Corp.	125,368	1,825,358
Citigroup, Inc.	36,900	1,707,732
East West Bancorp, Inc.	5,000	187,450
JPMorgan Chase & Co.	58,800	3,716,160
PNC Financial Services Group, Inc. (The)	17,500	1,536,150

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Shares	Value (Note 1)
FINANCIALS (Continued)

Banks (cont’d.)
Regions Financial Corp.	19,300	$181,034
U.S. Bancorp	7,991	341,136
Wells Fargo & Co.	64,464	3,221,911

		12,716,931

Capital Markets 1.8%
BlackRock, Inc.	4,500	1,603,485
Goldman Sachs Group, Inc. (The)	11,100	1,821,621
State Street Corp.	4,100	255,430

		3,680,536

Consumer Finance 1.5%
Discover Financial Services	22,700	1,277,329
Navient Corp.	47,300	646,591
Nelnet, Inc. (Class A Stock)	12,000	502,920
Synchrony Financial*	18,405	562,641

		2,989,481

Diversified Financial Services 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	9,800	1,425,704

Insurance 2.7%
Aflac, Inc.	22,000	1,517,340
Allstate Corp. (The)	19,500	1,268,475
American International Group, Inc.	6,000	334,920
Lincoln National Corp.	5,200	225,940
MetLife, Inc.	16,100	726,110
Travelers Cos., Inc. (The)	3,700	406,630
Unum Group	22,700	776,567
XL Group PLC (Ireland)	7,700	252,021

		5,508,003

Real Estate Investment Trusts (REITs) 1.5%
Ares Commercial Real Estate Corp.	8,900	106,800
Chimera Investment Corp	25,000	355,000
Empire State Realty Trust, Inc. (Class A Stock)	8,700	161,037
GEO Group, Inc. (The)	7,100	227,413
HCP, Inc.	1,900	64,277
Prologis, Inc.	21,600	980,856
RLJ Lodging Trust	8,400	176,988
Ryman Hospitality Properties, Inc.	3,600	185,508
Xenia Hotels & Resorts, Inc.	56,800	873,584

		3,131,463

See Notes to Financial Statements.

12

	Shares	Value (Note 1)
FINANCIALS (Continued)

Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA*(a)	3,000	$93,870
Jones Lang LaSalle, Inc.	1,200	138,204

		232,074

HEALTH CARE 15.9%

Biotechnology 3.3%
AbbVie, Inc.	4,400	268,400
Amgen, Inc.	15,000	2,374,500
Biogen, Inc.*	6,400	1,759,936
Celgene Corp.*	18,700	1,933,767
Gilead Sciences, Inc.	5,600	493,976

		6,830,579

Health Care Equipment & Supplies 3.7%
Abbott Laboratories	21,900	851,910
Baxter International, Inc.	31,400	1,388,508
C.R. Bard, Inc.	3,700	785,029
Edwards Lifesciences Corp.*	11,400	1,210,794
Hill-Rom Holdings, Inc.	4,400	212,740
Hologic, Inc.*	12,500	419,875
Medtronic PLC	23,500	1,860,025
Stryker Corp.(a)	8,000	872,080

		7,600,961

Health Care Providers & Services 3.9%
Aetna, Inc.	14,300	1,605,461
Anthem, Inc.	10,200	1,435,854
Cardinal Health, Inc.	5,800	455,068
Centene Corp.*	6,600	408,936
Cigna Corp.	2,900	401,766
Express Scripts Holding Co.*	6,300	464,499
HCA Holdings, Inc.*	2,900	233,798
Magellan Health, Inc.*	3,000	211,380
McKesson Corp.	1,500	251,730
UnitedHealth Group, Inc.	19,700	2,594,096

		8,062,588

Life Sciences Tools & Services 0.7%
Bruker Corp.	6,600	186,780
Thermo Fisher Scientific, Inc.	7,400	1,067,450
VWR Corp.*	5,900	157,176

		1,411,406

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Shares	Value (Note 1)
HEALTH CARE (Continued)

Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	16,900	$1,219,842
Jazz Pharmaceuticals PLC*	2,900	437,030
Johnson & Johnson	29,499	3,306,248
Merck & Co., Inc.	12,300	674,532
Pfizer, Inc.	93,634	3,062,768

		8,700,420

INDUSTRIALS 9.6%

Aerospace & Defense 2.9%
BWX Technologies, Inc.	4,900	163,611
General Dynamics Corp.	11,500	1,615,980
Huntington Ingalls Industries, Inc.	5,100	738,327
Northrop Grumman Corp.	8,900	1,835,714
Orbital ATK, Inc.	3,300	287,100
Raytheon Co.	5,200	657,020
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	12,300	579,945

		5,877,697

Air Freight & Logistics 1.2%
FedEx Corp.	10,200	1,684,122
United Parcel Service, Inc. (Class B Stock)	7,400	777,518

		2,461,640

Airlines 0.9%
Southwest Airlines Co.	37,800	1,686,258
Spirit Airlines, Inc.*	3,200	140,576

		1,826,834

Building Products 0.8%
Allegion PLC	2,400	157,080
Insteel Industries, Inc.	12,500	362,375
Masco Corp.	33,300	1,022,643
Universal Forest Products, Inc.	1,900	145,635

		1,687,733

Commercial Services & Supplies
Steelcase, Inc. (Class A Stock)	4,700	71,722

Construction & Engineering
EMCOR Group, Inc.	1,400	67,872

See Notes to Financial Statements.

14

	Shares	Value (Note 1)
INDUSTRIALS (Continued)

Electrical Equipment 0.7%
Acuity Brands, Inc.	1,300	$317,057
Eaton Corp. PLC	15,100	955,377
Emerson Electric Co.	2,500	136,575

		1,409,009

Industrial Conglomerates 1.7%
3M Co.	11,100	1,857,918
Carlisle Cos., Inc.	3,500	356,650
General Electric Co.	39,279	1,207,829

		3,422,397

Machinery 0.3%
Illinois Tool Works, Inc.	5,700	595,764

Professional Services 0.1%
Robert Half International, Inc.	5,800	222,198

Road & Rail 0.9%
AMERCO	700	246,400
Union Pacific Corp.	18,500	1,613,755

		1,860,155

Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc.*	2,600	89,128

INFORMATION TECHNOLOGY 20.1%

Communications Equipment 1.3%
Brocade Communications Systems, Inc.	20,800	199,888
Cisco Systems, Inc.	82,150	2,258,304
NETGEAR, Inc.*	3,200	135,680

		2,593,872

Electronic Equipment, Instruments & Components 0.3%
Ingram Micro, Inc. (Class A Stock)	13,900	485,805
Sanmina Corp.*	7,500	177,375

		663,180

Internet Software & Services 5.1%
Akamai Technologies, Inc.*	18,100	922,919
Alphabet, Inc. (Class A Stock)*	2,770	1,960,827
Alphabet, Inc. (Class C Stock)*	4,877	3,379,810
Facebook, Inc. (Class A Stock)*	34,900	4,103,542

		10,367,098

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY (Continued)

IT Services 2.2%
Accenture PLC (Class A Stock)	8,500	$959,820
Cognizant Technology Solutions Corp. (Class A Stock)*	5,900	344,383
CSRA, Inc.	6,700	173,932
DST Systems, Inc.	3,100	374,108
International Business Machines Corp.	6,870	1,002,608
Leidos Holdings, Inc.	1,700	84,337
MasterCard, Inc. (Class A Stock)	8,800	853,512
Visa, Inc. (Class A Stock)(a)	10,400	803,296

		4,595,996

Semiconductors & Semiconductor Equipment 1.2%
Broadcom Ltd. (Singapore)	2,800	408,100
Intel Corp.	39,700	1,202,116
ON Semiconductor Corp.*	28,600	270,842
QUALCOMM, Inc.	6,300	318,276
Skyworks Solutions, Inc.	2,300	153,686
Texas Instruments, Inc.	3,400	193,936

		2,546,956

Software 5.4%
Activision Blizzard, Inc.	22,300	768,681
Adobe Systems, Inc.*	10,100	951,622
Citrix Systems, Inc.*	15,700	1,284,888
Intuit, Inc.	11,100	1,119,879
Manhattan Associates, Inc.*	6,600	399,564
Microsoft Corp.	71,200	3,550,744
Nuance Communications, Inc.*	36,000	618,480
Oracle Corp.	57,900	2,307,894
Symantec Corp.	4,000	66,580

		11,068,332

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	73,620	6,901,139
EMC Corp.	42,600	1,112,286
Hewlett Packard Enterprise Co.	47,700	794,682
HP, Inc.	47,700	585,279

		9,393,386

MATERIALS 2.0%

Chemicals 1.4%
Air Products & Chemicals, Inc.	6,400	933,696
Cabot Corp.	2,500	121,975

See Notes to Financial Statements.

16

	Shares	Value (Note 1)
MATERIALS (Continued)

Chemicals (cont’d.)
GCP Applied Technologies, Inc.*	4,300	$95,159
Huntsman Corp.	24,300	382,482
LyondellBasell Industries NV (Class A Stock)	13,900	1,149,113
Westlake Chemical Corp.	4,000	200,760

		2,883,185

Containers & Packaging 0.3%
Greif, Inc. (Class A Stock)	4,100	142,270
Packaging Corp. of America	7,300	473,624

		615,894

Metals & Mining 0.2%
Steel Dynamics, Inc.	16,200	408,402

Paper & Forest Products 0.1%
KapStone Paper & Packaging Corp.	13,300	211,337

TELECOMMUNICATIONS SERVICES 1.9%

Diversified Telecommunication Services 1.9%
AT&T, Inc.	6,054	235,016
Inteliquent, Inc.	4,600	76,314
Verizon Communications, Inc.	69,400	3,535,236

		3,846,566

UTILITIES 4.4%

Electric Utilities 2.6%
American Electric Power Co., Inc.	4,700	298,450
Entergy Corp.	15,900	1,195,362
Exelon Corp.	43,100	1,512,379
FirstEnergy Corp.	26,400	860,376
PPL Corp.	38,200	1,437,848

		5,304,415

Gas Utilities 0.6%
AGL Resources, Inc.	14,000	922,040
UGI Corp.	10,600	426,544

		1,348,584

Independent Power & Renewable Electricity Producers 0.6%
AES Corp.	111,100	1,239,876

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	17

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Shares	Value (Note 1)
UTILITIES (Continued)

Multi-Utilities 0.6%
MDU Resources Group, Inc.	17,100	$343,026
Public Service Enterprise Group, Inc.	18,800	867,244

		1,210,270

TOTAL LONG-TERM INVESTMENTS (cost $138,798,462)		201,275,115

SHORT-TERM INVESTMENTS 2.5%

AFFILIATED MUTUAL FUND 2.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $4,904,070; includes $1,795,949 of cash collateral for securities on loan)(Note 3)(b)(c)	4,904,070	4,904,070

	Principal Amount (000)#

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bills, 0.289%, 06/16/16(d)(e) (cost $239,913)	240	239,957

TOTAL SHORT-TERM INVESTMENTS (cost $5,143,983)		5,144,027

TOTAL INVESTMENTS 100.8% (cost $143,942,445)(Note 5)		206,419,142
Liabilities in excess of other assets(f) (0.8)%		(1,709,400)

NET ASSETS 100.0%		$204,709,742

The following abbreviation is used in the semiannual report:

OTC—Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,751,554; cash collateral of $1,795,949 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.

See Notes to Financial Statements.

18

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Position:
33	S&P 500 E-Mini Index	Jun. 2016	$3,332,502	$3,397,515	$65,013

(1)	A U.S. Treasury Obligation with a market value of $239,957 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at April 30, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$26,615,183	$—	$—
Consumer Staples	22,710,855	—	—
Energy	11,769,433	—	—
Financials	29,684,192	—	—
Health Care	32,605,954	—	—
Industrials	19,592,149	—	—
Information Technology	41,228,820	—	—
Materials	4,118,818	—	—
Telecommunications Services	3,846,566	—	—
Utilities	9,103,145	—	—
Affiliated Mutual Fund	4,904,070	—	—
U.S. Treasury Obligation	—	239,957	—
Other Financial Instruments*
Futures Contracts	65,013	—	—

Total	$206,244,198	$239,957	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	19

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Information Technology	20.1%
Health Care	15.9
Financials	14.5
Consumer Discretionary	13.0
Consumer Staples	11.1
Industrials	9.6
Energy	5.8
Utilities	4.4
Affiliated Mutual Fund (including 0.9% of collateral for securities on loan)	2.4%
Materials	2.0
Telecommunications Services	1.9
U.S. Treasury Obligation	0.1

100.8
Liabilities in excess of other assets	(0.8)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker— variation margin futures	$65,013	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$183,066

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(112,959)

For the six months ended April 30, 2016, the Fund’s average value at trade date for futures contracts-long positions was $3,129,063.

See Notes to Financial Statements.

20

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	APRIL 30, 2016

Prudential QMA Large-Cap Core Equity Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value, including securities on loan of $1,751,554:
Unaffiliated investments (cost $139,038,375)	$201,515,072
Affiliated investments (cost $4,904,070)	4,904,070
Dividends and interest receivable	243,842
Receivable for Fund shares sold	194,237
Tax reclaim receivable	525
Prepaid expenses	606

Total assets	206,858,352

Liabilities
Payable to broker for collateral for securities on loan	1,795,949
Payable for Fund shares reacquired	120,488
Management fee payable	109,735
Distribution fee payable	52,173
Accrued expenses	30,340
Due to broker—variation margin futures	21,945
Affiliated transfer agent fee payable	17,980

Total liabilities	2,148,610

Net Assets	$204,709,742

Net assets were comprised of:
Shares of beneficial interest, at par	$13,699
Paid-in capital in excess of par	140,913,423

140,927,122
Undistributed net investment income	600,785
Accumulated net realized gain on investment transactions	640,125
Net unrealized appreciation on investments	62,541,710

Net assets, April 30, 2016	$204,709,742

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share ($89,025,872 ÷ 5,909,412 shares of beneficial interest issued and outstanding)	$15.07
Maximum sales charge (5.50% of offering price)	0.88

Maximum offering price to public	$15.95

Class B
Net asset value, offering price and redemption price per share ($2,350,545 ÷ 168,441 shares of beneficial interest issued and outstanding)	$13.95

Class C
Net asset value, offering price and redemption price per share ($38,141,591 ÷ 2,730,094 shares of beneficial interest issued and outstanding)	$13.97

Class Z
Net asset value, offering price and redemption price per share ($75,191,734 ÷ 4,891,485 shares of beneficial interest issued and outstanding)	$15.37

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	23

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $788)	$2,157,277
Affiliated income from securities lending, net	10,883
Affiliated dividend income	6,118
Interest income	306

Total income	2,174,584

Expenses
Management fee	653,419
Distribution fee—Class A	128,822
Distribution fee—Class B	12,027
Distribution fee—Class C	187,062
Transfer agent’s fees and expenses (including affiliated expense of $45,100)	118,000
Custodian and accounting fees	35,000
Registration fees	30,000
Shareholders’ reports	16,000
Audit fee	12,000
Legal fees and expenses	9,000
Trustees’ fees	7,000
Insurance expenses	1,000
Loan interest expense	68
Miscellaneous	7,221

Total expenses	1,216,619
Less: Distribution fee waiver-Class A	(21,471)

Net expenses	1,195,148

Net investment income	979,436

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	749,625
Futures transactions	183,066

932,691

Net change in unrealized appreciation (depreciation) on:
Investments	(1,656,084)
Futures	(112,959)

(1,769,043)

Net loss on investment transactions	(836,352)

Net Increase In Net Assets Resulting From Operations	$143,084

See Notes to Financial Statements.

24

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$979,436	$1,510,203
Net realized gain on investment transactions	932,691	9,377,131
Net change in unrealized appreciation (depreciation) on investments	(1,769,043)	(3,941,549)

Net increase in net assets resulting from operations	143,084	6,945,785

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(774,919)	(577,534)
Class B	(5,279)	(162)
Class C	(81,031)	(1,954)
Class Z	(852,298)	(355,525)

	(1,713,527)	(935,175)

Distributions from net realized gains
Class A	(4,028,233)	(6,437,641)
Class B	(123,545)	(244,987)
Class C	(1,896,176)	(2,948,080)
Class Z	(3,445,643)	(2,966,065)

	(9,493,597)	(12,596,773)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	14,618,565	71,467,428
Net asset value of shares issued in reinvestment of dividends and distributions	10,951,763	13,218,125
Cost of shares reacquired	(20,406,990)	(38,917,142)

Net increase in net assets from Fund share transactions	5,163,338	45,768,411

Total increase (decrease)	(5,900,702)	39,182,248

Net Assets:
Beginning of period	210,610,444	171,428,196

End of period(a)	$204,709,742	$210,610,444

(a) Includes undistributed net investment income of:	$600,785	$1,334,876

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	25

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of five funds: Prudential QMA Large-Cap Core Equity Fund (the “Fund”, formerly Prudential Large-Cap Core Equity Fund), Prudential International Real Estate Fund, Prudential Absolute Return Bond Fund, Prudential Select Real Estate Fund and Prudential Real Estate Income Fund. These financial statements relate to Prudential QMA Large-Cap Core Equity Fund, a diversified fund. The financial statements of the Prudential International Real Estate Fund, Prudential Absolute Return Bond Fund, Prudential Select Real Estate Fund and Prudential Real Estate Income Fund are not presented herein. The Fund’s investment objective is long-term after-tax growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

26

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

Prudential QMA Large-Cap Core Equity Fund	27

Notes to Financial Statements (unaudited) (continued)

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

28

under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of

Prudential QMA Large-Cap Core Equity Fund	29

Notes to Financial Statements (unaudited) (continued)

the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

30

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to and including $500 million and .60% of the Fund’s average daily net assets in excess of $500 million. The effective management fee rate was ..65% for the six months ended April 30, 2016.

PI had contractually agreed, through February 29, 2016, to waive a portion of the Fund’s management fees so that the Fund’s annual operating expenses (exclusive of distribution and service (12b-1) fees, and certain other expenses such as taxes, interest, and brokerage commissions) do not exceed .95% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Through February 28, 2017, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of Class A shares.

PIMS has advised the Fund that it received $34,260 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016.

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential QMA Large-Cap Core Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that for the six months ended April 30, 2016, it received $1,371 and $327 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended April 30, 2016, PGIM, Inc. has been compensated approximately $1,600 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the six months ended April 30, 2016, were $85,304,558 and $91,111,859, respectively.

32

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$144,038,217

Appreciation	62,792,915
Depreciation	(411,990)

Net Unrealized Appreciation	$62,380,925

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital stock.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Prudential QMA Large-Cap Core Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	296,912	$4,393,413
Shares issued in reinvestment of dividends and distributions	320,176	4,668,169
Shares reacquired	(309,419)	(4,555,287)

Net increase (decrease) in shares outstanding before conversion	307,669	4,506,295
Shares issued upon conversion from other share class(es)	16,919	256,064
Shares reacquired upon conversion into other share class(es)	(1,808)	(28,606)

Net increase (decrease) in shares outstanding	322,780	$4,733,753

Year ended October 31, 2015:
Shares sold	430,871	$6,889,335
Shares issued in reinvestment of dividends and distributions	432,617	6,839,669
Shares reacquired	(616,725)	(9,820,019)

Net increase (decrease) in shares outstanding before conversion	246,763	3,908,985
Shares issued upon conversion from other share class(es)	68,269	1,096,026
Shares reacquired upon conversion into other share class(es)	(80,198)	(1,279,380)

Net increase (decrease) in shares outstanding	234,834	$3,725,631

Class B
Six months ended April 30, 2016:
Shares sold	8,826	$121,434
Shares issued in reinvestment of dividends and distributions	8,828	119,535
Shares reacquired	(13,513)	(179,733)

Net increase (decrease) in shares outstanding before conversion	4,141	61,236
Shares reacquired upon conversion into other share class(es)	(17,104)	(239,533)

Net increase (decrease) in shares outstanding	(12,963)	$(178,297)

Year ended October 31, 2015:
Shares sold	33,048	$497,026
Shares issued in reinvestment of dividends and distributions	15,954	235,324
Shares reacquired	(32,007)	(471,704)

Net increase (decrease) in shares outstanding before conversion	16,995	260,646
Shares reacquired upon conversion into other share class(es)	(33,347)	(493,572)

Net increase (decrease) in shares outstanding	(16,352)	$(232,926)

34

Class C	Shares	Amount
Six months ended April 30, 2016:
Shares sold	113,878	$1,574,903
Shares issued in reinvestment of dividends and distributions	141,301	1,916,041
Shares reacquired	(148,349)	(2,015,912)

Net increase (decrease) in shares outstanding before conversion	106,830	1,475,032
Shares reacquired upon conversion into other share class(es)	(12,313)	(171,971)

Net increase (decrease) in shares outstanding	94,517	$1,303,061

Year ended October 31, 2015:
Shares sold	339,669	$5,033,340
Shares issued in reinvestment of dividends and distributions	194,484	2,870,589
Shares reacquired	(275,243)	(4,084,964)

Net increase (decrease) in shares outstanding before conversion	258,910	3,818,965
Shares reacquired upon conversion into other share class(es)	(62,640)	(935,768)

Net increase (decrease) in shares outstanding	196,270	$2,883,197

Class Z
Six months ended April 30, 2016:
Shares sold	585,196	$8,528,815
Shares issued in reinvestment of dividends and distributions	285,869	4,248,018
Shares reacquired	(921,974)	(13,656,058)

Net increase (decrease) in shares outstanding before conversion	(50,909)	(879,225)
Shares issued upon conversion from other share class(es)	12,431	191,898
Shares reacquired upon conversion into other share class(es)	(510)	(7,852)

Net increase (decrease) in shares outstanding	(38,988)	$(695,179)

Year ended October 31, 2015:
Shares sold	3,631,013	$59,047,727
Shares issued in reinvestment of dividends and distributions	203,264	3,272,543
Shares reacquired	(1,502,440)	(24,540,455)

Net increase (decrease) in shares outstanding before conversion	2,331,837	37,779,815
Shares issued upon conversion from other shares class(es)	100,946	1,639,421
Shares reacquired upon conversion into other share class(es)	(1,655)	(26,727)

Net increase (decrease) in shares outstanding	2,431,128	$39,392,509

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential QMA Large-Cap Core Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

The Fund utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 5 days the Fund had loans outstanding during the period was $289,800, borrowed at a weighted average interest rate of 1.69%. The maximum loan outstanding amount during the period was $369,000. At April 30, 2016, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

36

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.92		$16.55	$15.23	$12.70	$11.84	$11.01
Income (loss) from investment operations:
Net investment income	.08		.14	.11	.14	.11	.05
Net realized and unrealized gain (loss) on investment transactions	(.07)		.55	2.46	3.01	1.65	.80
Total from investment operations	.01		.69	2.57	3.15	1.76	.85
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.11)	(.13)	(.13)	(.11)	(.02)
Distributions from net realized gains	(.72)		(1.21)	(1.12)	(.49)	(.79)	-
Total dividends and distributions	(.86)		(1.32)	(1.25)	(.62)	(.90)	(.02)
Net asset value, end of period	$15.07		$15.92	$16.55	$15.23	$12.70	$11.84
Total Return(b):	.22%		4.20%	18.09%	26.00%	16.16%	7.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$89,026		$88,920	$88,561	$81,558	$70,475	$61,961
Average net assets (000)	$86,355		$90,171	$86,047	$76,459	$65,277	$65,724
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.13%	(d)	1.14%	1.16%	1.20%	1.20%	1.55%
Expenses before waivers and/or expense reimbursement	1.18%	(d)	1.19%	1.21%	1.30%	1.40%	1.69%
Net investment income	1.02%	(d)	.89%	.74%	.99%	.95%	.43%
Portfolio turnover rate	43%	(e)	112%	91%	94%	89%	121%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	37

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,	Year Ended October 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.75	$15.43	$14.29	$11.96	$11.20	$10.47
Income (loss) from investment operations:
Net investment income (loss)	.02	.02	- (d)	.03	.03	(.03)
Net realized and unrealized gain (loss) on investment transactions	(.07)	.51	2.29	2.84	1.55	.76
Total from investment operations	(.05)	.53	2.29	2.87	1.58	.73
Less Dividends and Distributions:
Dividends from net investment income	(.03)	- (d)	(.03)	(.05)	(.03)	-
Distributions from net realized gains	(.72)	(1.21)	(1.12)	(.49)	(.79)	-
Total dividends and distributions	(.75)	(1.21)	(1.15)	(.54)	(.82)	-
Net asset value, end of period	$13.95	$14.75	$15.43	$14.29	$11.96	$11.20
Total Return(b):	(.19)%	3.42%	17.16%	25.02%	15.29%	6.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,351	$2,676	$3,052	$3,275	$3,029	$4,038
Average net assets (000)	$2,419	$3,018	$3,150	$3,085	$3,496	$4,886
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.88% (f)	1.89%	1.91%	1.95%	1.95%	2.27%
Expenses before waivers and/or expense reimbursement	1.88% (f)	1.89%	1.91%	2.00%	2.11%	2.38%
Net investment income (loss)	.30% (f)	.15%	- (e)	.25%	.22%	(.28)%
Portfolio turnover rate	43% (g)	112%	91%	94%	89%	121%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Less than .005%.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.77	$15.45	$14.30	$11.97	$11.21	$10.48
Income (loss) from investment operations:
Net investment income (loss)	.02	.02	- (d)	.03	.02	(.03)
Net realized and unrealized gain (loss) on investment transactions	(.07)	.51	2.30	2.84	1.56	.76
Total from investment operations	(.05)	.53	2.30	2.87	1.58	.73
Less Dividends and Distributions:
Dividends from net investment income	(.03)	- (d)	(.03)	(.05)	(.03)	-
Distributions from net realized gains	(.72)	(1.21)	(1.12)	(.49)	(.79)	-
Total dividends and distributions	(.75)	(1.21)	(1.15)	(.54)	(.82)	-
Net asset value, end of period	$13.97	$14.77	$15.45	$14.30	$11.97	$11.21
Total Return(b):	(.19)%	3.42%	17.21%	24.99%	15.28%	6.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,142	$38,919	$37,681	$32,128	$20,134	$20,636
Average net assets (000)	$37,618	$38,738	$35,817	$23,702	$20,445	$22,444
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.88% (e)	1.89%	1.91%	1.95%	1.95%	2.27%
Expenses before waivers and/or expense reimbursement	1.88% (e)	1.89%	1.91%	2.00%	2.10%	2.39%
Net investment income (loss)	.27% (e)	.14%	(.01)%	.20%	.20%	(.28)%
Portfolio turnover rate	43% (f)	112%	91%	94%	89%	121%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.24		$16.86	$15.49	$12.91	$12.03	$11.18
Income (loss) from investment operations:
Net investment income	.10		.18	.16	.17	.15	.07
Net realized and unrealized gain (loss) on investment transactions	(.07)		.55	2.49	3.06	1.67	.83
Total from investment operations	.03		.73	2.65	3.23	1.82	.90
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.14)	(.16)	(.16)	(.15)	(.05)
Distributions from net realized gains	(.72)		(1.21)	(1.12)	(.49)	(.79)	-
Total dividends and distributions	(.90)		(1.35)	(1.28)	(.65)	(.94)	(.05)
Net asset value, end of period	$15.37		$16.24	$16.86	$15.49	$12.91	$12.03
Total Return(b):	.35%		4.41%	18.39%	26.28%	16.41%	8.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$75,192		$80,096	$42,134	$34,851	$34,551	$32,419
Average net assets (000)	$75,770		$57,677	$38,052	$37,799	$32,953	$144,295
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.88%	(d)	.89%	.91%	.95%	.95%	1.42%
Expenses before waivers and/or expense reimbursement	.88%	(d)	.89%	.91%	1.00%	1.10%	1.44%
Net investment income	1.29%	(d)	1.12%	.99%	1.25%	1.21%	.58%
Portfolio turnover rate	43%	(e)	112%	91%	94%	89%	121%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

40

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Large-Cap Core Equity Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA LARGE-CAP CORE EQUITY FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX
CUSIP	74441J100	74441J209	74441J308	74441J407

MF187E2    0292994-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Absolute Return Bond Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Absolute Return Bond Fund

June 15, 2016

Prudential Absolute Return Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	0.55	–0.59	8.25	8.76 (3/30/11)
Class C	0.18	–1.33	4.26	4.81 (3/30/11)
Class Q	0.70	–0.28	9.74	10.55 (3/30/11)
Class Z	0.67	–0.34	9.45	10.27 (3/30/11)
BofA ML USD LIBOR 3-Month CM Index	0.21	0.35	1.64	1.67
Lipper Alternative Credit Focus Funds Average	–0.21	–2.18	9.72	10.56

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Since Inception (%)
Class A		–6.30	0.47	0.46 (3/30/11)
Class C		–3.56	0.66	0.66 (3/30/11)
Class Q		–1.47	1.74	1.74 (3/30/11)
Class Z		–1.63	1.67	1.67 (3/30/11)
BofA ML USD LIBOR 3-Month CM Index		0.33	0.32	0.32
Lipper Alternative Credit Focus Funds Average		–3.05	1.73	1.73

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

4	Visit our website at prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

BofA ML USD LIBOR 3-Month CM Index—The Bank of America Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index (BofA ML USD LIBOR 3-Month CM Index) is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that current day fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Alternative Credit Focus Funds category for the periods noted. Funds in the Lipper Average are funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Absolute Return Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.10	2.52	2.43
Class C	0.07	1.89	1.80
Class Q	0.11	2.93	2.93
Class Z	0.11	2.87	2.78

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 4/30/2016 (%)
AAA	20.5
AA	5.2
A	9.2
BBB	16.6
BB	26.4
B	8.9
CCC	0.2
C	0.1
Not Rated	5.4
Cash/Cash Equivalents	7.5
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

6	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Absolute Return Bond Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Absolute Return Bond Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,005.50	1.15%	$5.73
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class C	Actual	$1,000.00	$1,001.80	1.90%	$9.46
	Hypothetical	$1,000.00	$1,015.42	1.90%	$9.52
Class Q	Actual	$1,000.00	$1,007.00	0.86%	$4.29
	Hypothetical	$1,000.00	$1,020.59	0.86%	$4.32
Class Z	Actual	$1,000.00	$1,006.70	0.90%	$4.49
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.24	1.15
C	1.99	1.90
Q	0.86	0.86
Z	0.99	0.90

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Absolute Return Bond Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 95.1%

ASSET-BACKED SECURITIES 29.4%

Collateralized Debt Obligation 0.1%
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A2, 144A	0.963	%(a)	10/19/20	2,500	$2,455,640

Collateralized Loan Obligations 16.4%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.078	(a)	07/15/26	13,250	13,086,067
Series 2014-1A, Class A2A, 144A	2.628	(a)	07/15/26	8,500	8,059,861
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.814	(a)	04/20/25	6,050	5,991,383
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B1, 144A	2.634	(a)	07/20/26	5,000	4,911,818
Series 2014-AA, Class B2, 144A	4.580		07/20/26	1,000	971,679
ALM Loan Funding CLO (Cayman Islands), Series 2014-14A, Class A2, 144A	2.734	(a)	07/28/26	500	498,622
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.228	(a)	10/15/26	9,750	9,768,265
Atlas Senior Loan Fund CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.168	(a)	10/15/26	250	249,569
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.734	(a)	04/20/25	2,070	2,047,938
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	1.798	(a)	05/20/25	9,800	9,645,827
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.035	(a)	10/22/25	5,450	5,424,095
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.233	(a)	10/17/26	12,500	12,442,521
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.163	(a)	04/18/27	12,500	12,270,247
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.828	(a)	07/15/24	11,200	11,053,725
Series 2013-IIA, Class A2B, 144A	3.339		07/15/24	10,000	10,003,646
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.783	(a)	04/17/25	10,300	10,121,368
Series 2013-1A, Class B1, 144A	2.383	(a)	04/17/25	5,250	5,050,602
Series 2013-1A, Class B2, 144A	3.020		04/17/25	6,200	5,982,856
Cavalry CLO II (Cayman Islands), Series 2013-2A, Class A, 144A	1.983	(a)	01/17/24	4,200	4,144,014
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.078	(a)	07/15/26	7,600	7,440,782

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.033	%(a)	01/17/26	4,500	$4,473,949
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.098	(a)	10/15/26	23,800	23,640,281
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280		01/25/27	11,000	10,987,711
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.768	(a)	04/15/24	1,600	1,580,153
Series 2013-2A, Class A1, 144A	1.788	(a)	04/25/25	1,000	987,441
Series 2013-2A, Class A2B, 144A	3.070		04/25/25	2,000	1,992,226
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.168	(a)	04/15/27	12,000	11,920,876
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class B, 144A	2.728	(a)	10/15/26	7,250	7,132,009
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.133	(a)	04/18/26	2,000	1,988,283
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.058	(a)	07/25/26	1,000	998,189
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.083	(a)	01/18/27	5,750	5,714,326
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12A, Class BR, 144A	2.738	(a)	07/25/23	2,250	2,221,808
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.918	(a)	08/13/25	9,900	9,753,439
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330		09/18/24	8,000	7,735,533
Series 2015-1A, Class B, 144A	3.850		03/18/26	2,000	1,941,799
Series 2015-2A, Class B, 144A(b)	3.100		07/18/25	5,000	4,812,857
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.134	(a)	07/20/27	12,000	11,928,868
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.868	(a)	02/20/25	1,000	993,486
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.148	(a)	04/15/26	1,500	1,498,507
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.113	(a)	07/17/26	19,500	19,290,562
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678	(a)	04/15/25	10,400	10,217,859
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.078	(a)	10/15/26	2,729	2,696,887

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.334	%(a)	10/20/23	550	$549,964
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.083	(a)	01/18/26	4,750	4,724,160
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.264	(a)	04/20/26	28,000	27,800,217

					316,746,275

Non-Residential Mortgage-Backed Securities 2.2%
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.071	(a)	05/05/27	15,250	15,132,107
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.785	(a)	07/22/25	4,200	4,157,935
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870		08/20/29	187	185,847
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.268	(a)	08/17/22	250	248,509
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160		11/15/24	12,930	12,944,663
Series 2015-AA, Class B, 144A	3.620		11/15/24	3,430	3,307,910
Series 2015-AA, Class C, 144A	5.040		11/15/24	6,000	5,782,131

					41,759,102

Residential Mortgage-Backed Securities 10.7%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2	1.639	(a)	10/25/34	4,256	4,238,096
Series 2004-3, Class 2A5	1.519	(a)	10/25/34	2,176	2,018,780
Series 2005-3, Class M1	0.880	(a)	09/25/35	1,964	1,933,940
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.339	(a)	09/25/33	609	571,148
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1	1.789	(a)	02/25/33	2,093	1,970,557
Series 2003-10, Class AV1	1.199	(a)	12/25/33	4,554	4,429,758
Series 2005-R10, Class A2C	0.769	(a)	01/25/36	469	461,203
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.439	(a)	11/25/32	984	954,871
Argent Securities, Inc.,
Series 2003-W5, Class M1	1.489	(a)	10/25/33	58	56,466
Series 2003-W7, Class M1	1.474	(a)	03/25/34	1,476	1,445,387

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W8, Class M1	1.489	%(a)	12/25/33	1,022	$912,077
Series 2003-W9, Class M1	1.474	(a)	01/25/34	2,459	2,285,784
Series 2004-W6, Class AF	4.123	(a)	05/25/34	280	283,796
Series 2004-W6, Class AV5	1.239	(a)	05/25/34	587	548,336
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1	1.139	(a)	06/25/34	1,498	1,391,348
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE6, Class A2	1.119	(a)	11/25/33	1,758	1,660,805
Series 2003-HE6, Class A3B	1.399	(a)	11/25/33	3,546	3,176,107
Series 2004-HE3, Class M1	1.249	(a)	06/25/34	3,536	3,308,303
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	(a)	07/28/35	11,461	11,429,656
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR2, Class M2	1.459	(a)	06/25/34	1,100	997,043
Series 2004-HE11, Class M2	2.014	(a)	12/25/34	5,194	5,086,741
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A1	1.099	(a)	10/25/32	1,742	1,644,589
Series 2003-3, Class A2	1.619	(a)	06/25/43	178	168,708
Series 2003-HE1, Class M1	1.534	(a)	01/25/34	2,418	2,341,629
Series 2004-HE5, Class M1	1.294	(a)	07/25/34	5,039	4,805,786
Chase Funding Trust,
Series 2002-3, Class 2A1	1.079	(a)	08/25/32	339	307,033
Series 2003-4, Class 1A5	5.416		05/25/33	1,005	1,032,915
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1	1.069	(a)	02/25/35	317	305,529
Series 2005-WF1, Class A5	5.010	(a)	11/25/34	199	202,179
Countrywide Asset-Backed Certificates,
Series 2003-BC4, Class M1	1.489	(a)	07/25/33	1,161	1,092,779
Series 2004-BC4, Class M1	1.489	(a)	11/25/34	1,068	1,018,302
Series 2004-1, Class M1	1.189	(a)	03/25/34	227	217,244
Series 2004-3, Class 1A	0.859	(a)	08/25/34	8,662	7,944,690
Series 2004-6, Class 1A1	0.979	(a)	12/25/34	2,463	2,267,844
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1	3.379	(a)	12/25/32	197	192,449
Series 2003-CB5, Class M1	1.459	(a)	11/25/33	930	878,747
Series 2004-CB1, Class AF1	4.520		10/25/32	1,974	1,966,519
Finance America Mortgage Loan Trust,
Series 2003-1, Class M1	1.489	(a)	09/25/33	2,685	2,476,738
Series 2004-2, Class M1	1.264	(a)	08/25/34	7,700	7,034,937

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2	1.199	%(a)	08/25/34	1,695	$1,565,481
Fremont Home Loan Trust, Series 2004-4, Class M1	1.234	(a)	03/25/35	2,512	2,348,673
GSAMP Trust,
Series 2003-HE2, Class A1A, 144A	1.039	(a)	08/25/33	1,158	1,074,209
Series 2004-AR1, Class A2B	1.639	(a)	06/25/34	1,422	1,401,969
Series 2004-FM1, Class M1	1.414	(a)	11/25/33	346	323,461
Series 2004-FM2, Class M1	1.189	(a)	01/25/34	2,273	2,110,592
Series 2004-NC2, Class A1B	1.339	(a)	10/25/34	1,787	1,483,397
Home Equity Asset Trust,
Series 2003-6, Class M1	1.489	(a)	02/25/34	1,438	1,357,940
Series 2004-3, Class M1	1.294	(a)	08/25/34	1,645	1,568,376
Series 2004-7, Class A2	1.279	(a)	01/25/35	1,050	996,626
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	1.939	(a)	11/20/36	847	847,789
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1	0.869	(a)	12/25/35	916	861,747
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1	1.059	(a)	08/25/33	1,464	1,309,360
Series 2004-2, Class A1	0.879	(a)	06/25/34	985	917,868
Mastr Asset-Backed Securities Trust,
Series 2003-OPT1, Class M2	3.214	(a)	12/25/32	2,020	2,023,740
Series 2003-WMC2, Class M2	2.914	(a)	08/25/33	1,213	1,191,476
Series 2005-NC1, Class M1	1.159	(a)	12/25/34	8,247	7,524,527
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	1.439	(a)	08/25/32	3,838	3,707,452
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1	1.459	(a)	10/25/33	4,608	4,300,205
Series 2003-NC6, Class M1	1.639	(a)	06/25/33	899	867,044
Series 2003-NC8, Class M1	1.489	(a)	09/25/33	817	773,681
Series 2003-NC10, Class M1	1.459	(a)	10/25/33	1,119	1,054,036
Series 2004-HE3, Class M1	1.294	(a)	03/25/34	812	768,437
Series 2004-HE4, Class M1	1.339	(a)	05/25/34	6,584	6,255,267
Series 2004-HE5, Class M1	1.384	(a)	06/25/34	1,138	1,069,899
Series 2004-NC3, Class M1	1.234	(a)	03/25/34	2,765	2,628,491
Series 2004-NC5, Class M1	1.339	(a)	05/25/34	352	322,831
Series 2004-NC6, Class M1	1.339	(a)	07/25/34	2,280	2,153,094
Series 2004-OP1, Class M1	1.309	(a)	11/25/34	1,941	1,756,150
Series 2004-WMC1, Class M1	1.369	(a)	06/25/34	182	175,698
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	0.769	(a)	12/25/35	270	260,786

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-3, Class A1	1.019	%(a)	06/25/33	1,963	$1,791,523
Series 2003-4, Class A2	1.079	(a)	07/25/33	883	817,858
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.339	(a)	01/25/34	2,104	1,956,713
Series 2005-1, Class A4	1.239	(a)	02/25/35	479	476,323
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3	1.279	(a)	01/25/36	1,500	1,434,072
Series 2005-WCW1, Class M1	0.889	(a)	09/25/35	1,647	1,634,325
RAMP Trust, Series 2005-EFC3, Class M3	0.929	(a)	08/25/35	1,522	1,494,618
RASC Trust, Series 2005-KS3, Class M4	1.144	(a)	04/25/35	1,798	1,790,260
Series 2005-KS11, Class M1	0.839	(a)	12/25/35	800	765,363
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.899	(a)	11/25/35	913	902,123
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.219	(a)	02/25/34	1,634	1,517,791
Series 2004-OP1, Class M1	1.204	(a)	02/25/34	5,268	4,885,400
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.339	(a)	11/25/34	2,115	1,961,805
Series 2004-BC2, Class M1	1.264	(a)	05/25/35	3,249	3,031,317
Series 2004-BC3, Class M1	1.369	(a)	07/25/35	1,885	1,798,531
Series 2004-BC4, Class A2C	1.419	(a)	10/25/35	1,487	1,436,383
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	1.239	(a)	02/25/34	3,622	3,437,401
Series 2004-8, Class A8	1.439	(a)	09/25/34	2,123	2,052,323
Series 2004-BNC1, Class A2	1.439	(a)	09/25/34	4,010	3,871,409
Series 2005-3, Class M2	1.099	(a)	04/25/35	2,000	1,920,431
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	0.839	(a)	11/25/35	131	129,432
Series 2005-WF4, Class M2	0.869	(a)	11/25/35	950	924,646
Volt XLIV LLC, Series 2016-NPL4, Class A1, 144A(c)	4.250		04/25/46	4,000	3,999,584
Volt XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375		08/27/57	3,937	3,896,889
Volt XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625		10/25/57	9,830	9,746,280
Volt XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375		02/25/55	9,127	9,006,089

					206,738,010

TOTAL ASSET-BACKED SECURITIES (cost $570,477,408)					567,699,027

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) 3.3%

Automotive 0.1%
Chrysler Group LLC	3.250%	12/31/18		1,439	$1,437,452
Chrysler Group LLC	3.500	05/24/17		47	46,647

					1,484,099

Brokerage 0.1%
LPL Holdings, Inc.(c)	4.250	03/29/21		1,463	1,447,875

Cable 0.1%
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500	06/30/23		1,010	1,007,457

Capital Goods 0.3%
OGF SA, Private Placement	3.750	10/30/20	EUR	2,781	3,198,526
RBS Global, Inc./Rexnord LLC	4.000	08/21/20		3,413	3,384,470

					6,582,996

Chemicals 0.2%
Axalta Coating Systems US Holdings	3.750	02/01/20		1,701	1,696,889
CeramTec GmbH (Germany)(c)	4.250	08/30/20	EUR	1,700	1,944,162
Macdermid, Inc.	5.500	06/08/20		973	952,746

					4,593,797

Consumer 0.2%
Motor Fuel Group (United Kingdom)	6.000	07/15/22	GBP	3,000	4,299,084

Electric 0.1%
Calpine Construction Finance Co. LP	3.000	05/04/20		511	500,564
Calpine Corp.	4.000	10/09/19		483	481,495
NRG Energy, Inc.	2.750	07/01/18		942	937,180

					1,919,239

Food & Beverage 0.3%
Albertsons Holdings LLC	5.125	08/23/19		4,912	4,911,781
B.C. Unlimited Liability Co.	3.750	12/10/21		923	924,268

					5,836,049

Healthcare & Pharmaceutical 0.8%
CHS Community Health Systems, Inc.(c)	3.136	01/25/19		4,125	4,021,875
CHS Community Health Systems, Inc.	3.750	12/31/18		1,297	1,289,194
CHS Community Health Systems, Inc.	3.750	12/31/19		125	123,403
CHS Community Health Systems, Inc.	4.000	01/27/21		231	227,057
Grifols Worldwide OPS Ltd.	3.630	02/26/21		1,919	1,919,942

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	17

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Healthcare & Pharmaceutical (cont’d.)
Mallinckrodt International Finance (Luxembourg)	3.500%		03/19/21		1,508	$1,486,683
Ortho Clinical Diagnostics, Inc.	4.750		06/30/21		2,211	2,095,027
Valeant Pharmaceuticals International, Inc.	4.750		08/05/20		1,978	1,921,978
Valeant Pharmaceuticals International, Inc.	5.000		04/01/22		1,955	1,911,297

						14,996,456

Media & Entertainment 0.1%
CBS Outdoor Americas CAP LLC	3.000		02/01/21		1,825	1,815,114

Retailers 0.4%
Douglas Holdings AG (Germany)	6.000		08/13/22	EUR	2,000	2,299,056
Euro Garages (United Kingdom)	5.000		01/31/23	GBP	2,100	3,054,618
Staples, Inc.	4.750		02/02/22		2,200	2,201,375

						7,555,049

Technology 0.5%
BMC Software Finance, Inc.	5.000		09/10/20		2,209	1,903,879
First Data Corp.	4.131		09/24/18		225	224,953
First Data Corp.	4.439		03/24/21		114	113,856
NXP BV (Netherlands)	3.250		01/10/20		414	413,235
TransUnion LLC/TransUnion Financing Corp.	3.500		04/09/21		2,742	2,726,123
Vantiv LLC	2.631		06/13/19		913	903,375
Vantiv LLC	3.750		06/11/21		3,578	3,586,265

						9,871,686

Telecommunications
SBA Senior Finance II, LLC	3.250		03/24/21		707	705,360

Transportation 0.1%
XPO Logistics, Inc.	5.500		11/01/21		2,494	2,504,660

TOTAL BANK LOANS (cost $66,051,528)						64,618,921

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.9%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356		10/10/45		2,988	3,004,942
Series 2007-2, Class A1A	5.739	(a)	04/10/49		1,978	2,024,442
Series 2007-5, Class A1A	5.361		02/10/51		2,006	2,089,629
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	(a)	12/11/49		8,600	8,737,024

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COMM Mortgage Trust, Series 2012-CR1, Class A3	3.391%		05/15/45	15	$15,949
Series 2012-CR1, Class XA, IO	2.252	(a)	05/15/45	14,020	1,159,612
Series 2012-CR5, Class A3	2.540		12/10/45	1,000	1,009,748
Series 2013-CR7, Class A3	2.929		03/10/46	265	274,650
Series 2014-UBS2, Class XB, IO, 144A	0.208	(a)	03/10/47	171,811	1,781,543
Series 2015-LC19, Class XB, IO, 144A	0.357	(a)	02/10/48	123,049	2,636,620
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.298	(a)	12/10/49	1,180	1,242,769
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	6.244	(a)	06/15/38	10	10,140
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XB, IO	0.400	(a)	04/15/50	66,743	1,435,495
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.331	(a)	04/25/20	5,063	167,209
Series K008, Class X1, IO	1.797	(a)	06/25/20	22,119	1,095,295
Series K010, Class X1, IO	0.476	(a)	10/25/20	21,321	189,274
Series K018, Class X1, IO	1.550	(a)	01/25/22	16,081	1,023,981
Series K020, Class X1, IO	1.586	(a)	05/25/22	20,993	1,513,447
Series K021, Class X1, IO	1.622	(a)	06/25/22	4,329	316,942
Series K025, Class X1, IO	1.015	(a)	10/25/22	95,761	4,383,589
Series K501, Class X1A, IO	1.665	(a)	08/25/16	226	177
Series K710, Class X1, IO	1.895	(a)	05/25/19	471	21,156
Series K711, Class X1, IO	1.820	(a)	07/25/19	3,853	168,656
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XB, IO, 144A	0.643	(a)	02/10/46	103,126	3,195,442
Series 2014-GC20, Class XB, IO	0.500	(a)	04/10/47	28,307	906,147
GS Mortgage Securities Trust, Series 2013-GC12, Class XB, IO	0.681	(a)	06/10/46	37,400	1,268,694
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XB, IO	0.475	(a)	08/15/47	45,056	1,147,671
Series 2015-C27, Class XB, IO	0.586	(a)	02/15/48	52,766	1,782,641
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475		12/15/47	1,000	1,007,953
Series 2012-LC9, Class A4	2.611		12/15/47	1,700	1,729,676
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951	(a)	01/12/37	67	67,418
Series 2005-LDP2, Class AJ	4.842	(a)	07/15/42	47	46,950
Series 2007-CB20, Class A4	5.794	(a)	02/12/51	53	55,140
Series 2007-LD11, Class A3	5.929	(a)	06/15/49	38	39,072
Series 2007-LD11, Class A4	5.929	(a)	06/15/49	1,109	1,135,186
Series 2007-LD12, Class A3	6.135	(a)	02/15/51	35	35,049
Series 2011-C3, Class A2, 144A	3.673		02/15/46	16	15,602

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	19

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2013-C13, Class A3	3.525%		01/15/46	4,630	$4,828,840
Series 2013-LC11, Class A3	2.592		04/15/46	5,000	5,051,821
Series 2013-LC11, Class XB, IO	0.723	(a)	04/15/46	34,956	1,189,376
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.921	(a)	05/12/39	12	11,817
Series 2007-C1, Class A3	6.026	(a)	06/12/50	77	76,857
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	6.103	(a)	06/12/46	100	99,900
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, IO, 144A	0.397	(a)	08/15/45	65,968	1,009,700
Series 2013-C7, Class A3	2.655		02/15/46	3,000	3,054,353
Series 2013-C8, Class A3	2.863		12/15/48	6,900	7,082,660
Series 2013-C8, Class XB, IO, 144A	0.497	(a)	12/15/48	68,276	1,962,252
Series 2013-C9, Class A3	2.834		05/15/46	5,400	5,554,135
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773	(a)	07/12/44	200	200,667
Series 2007-HQ11, Class A31	5.439		02/12/44	17	17,302
Series 2007-IQ13, Class A1A	5.312		03/15/44	217	222,176
Series 2007-IQ14, Class AAB	5.654	(a)	04/15/49	54	54,363
Series 2015-XLF1, Class B, 144A	2.187	(a)	08/14/31	8,400	8,364,021
Series 2015-XLF1, Class XCP, IO, 144A	1.574	(a)	08/14/31	143,582	429,310
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533		12/10/45	2,800	2,865,895
Series 2013-C5, Class A3	2.920		03/10/46	6,400	6,591,731
Series 2013-C6, Class XB, IO, 144A	0.497	(a)	04/10/46	140,883	3,733,484
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509		04/15/47	2,500	2,547,243
Series 2007-C31, Class A5	5.500		04/15/47	3,415	3,518,784
Series 2007-C32, Class A1A	5.889	(a)	06/15/49	2,011	2,076,992
Series 2007-C33, Class A4	6.147	(a)	02/15/51	234	241,024
Series 2007-C34, Class A1A	5.608	(a)	05/15/46	5,720	5,883,308

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $115,502,378)					113,402,941

CORPORATE BONDS 42.3%

Aerospace & Defense 0.1%
Harris Corp., Sr. Unsec’d. Notes	3.832		04/27/25	800	833,743

Agriculture
Altria Group, Inc., Gtd. Notes(d)	9.950		11/10/38	314	567,360

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines 0.6%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates(e)	4.000%	07/15/25	3,143	$3,233,215
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983	04/19/22	942	1,041,221
Series 2012-2, Class A, Pass-Through Certificates	4.000	10/29/24	109	112,826
Series 2012-3, Class C, Pass-Through Certificates	6.125	04/29/18	3,000	3,150,000
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821	08/10/22	798	920,231
Series 2011-1, Class A, Pass-Through Certificates	5.300	04/15/19	73	77,048
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates(d)	4.300	08/15/25	2,271	2,390,570

				10,925,111

Auto Manufacturers 0.8%
Ford Motor Co., Sr. Unsec’d. Notes(d)	4.750	01/15/43	1,670	1,736,115
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597	11/04/19	7,050	7,141,523
General Motors Co., Sr. Unsec’d. Notes	4.875	10/02/23	2,000	2,141,020
Sr. Unsec’d. Notes	6.250	10/02/43	2,230	2,513,137
General Motors Financial Co., Inc., Gtd. Notes	3.250	05/15/18	575	588,251
Gtd. Notes	4.250	05/15/23	575	591,931

				14,711,977

Auto Parts & Equipment 0.8%
Dana Holding Corp., Sr. Unsec’d. Notes	6.750	02/15/21	1,925	1,992,375
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.250	03/01/21	3,090	3,293,387
Lear Corp., Gtd. Notes(d)	5.250	01/15/25	5,375	5,710,937
Gtd. Notes	5.375	03/15/24	1,410	1,498,125
Meritor, Inc., Gtd. Notes(d)	6.250	02/15/24	4,150	3,703,875

				16,198,699

Banks 6.5%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23	263	274,835

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	21

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., Jr. Sub. Notes	5.125	% (a)	12/31/49	2,175	$2,036,344
Jr. Sub. Notes	6.100	(a)	12/31/49	8,820	8,825,512
Jr. Sub. Notes	8.000	(a)	12/29/49	3,190	3,110,250
Jr. Sub. Notes	8.125	(a)	12/29/49	1,000	982,500
Sr. Unsec’d. Notes, MTN	5.000		01/21/44	280	312,098
Sr. Unsec’d. Notes, MTN	5.875		02/07/42	385	476,565
Sub. Notes, MTN	4.200		08/26/24	2,825	2,877,034
CIT Group, Inc., Sr. Unsec’d. Notes(d)	3.875		02/19/19	2,800	2,814,000
Sr. Unsec’d. Notes	5.000		08/01/23	370	384,800
Citigroup, Inc., Jr. Sub. Notes	5.950	(a)	12/31/49	17,685	17,110,237
Sr. Unsec’d. Notes	8.125		07/15/39	1,455	2,230,752
Sub. Notes	4.050		07/30/22	550	575,736
Sub. Notes	4.400		06/10/25	2,300	2,373,860
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(d)	3.800		09/15/22	1,600	1,618,266
Credit Suisse New York (Switzerland), Sr. Unsec’d. Notes, MTN	3.625		09/09/24	2,375	2,463,184
Discover Bank, Sr. Unsec’d. Notes(d)	4.200		08/08/23	5,500	5,760,623
Sub. Notes	7.000		04/15/20	800	906,756
Fifth Third Bancorp, Sub. Notes	4.300		01/16/24	4,975	5,249,754
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	(a)	12/31/49	5,225	5,044,737
Sr. Unsec’d. Notes(e)	5.750		01/24/22	4,590	5,282,581
Sr. Unsec’d. Notes	6.250		02/01/41	345	439,314
Sr. Unsec’d. Notes, MTN	4.000		03/03/24	1,875	1,978,266
Sr. Unsec’d. Notes, MTN(d)	4.800		07/08/44	2,105	2,260,888
JPMorgan Chase & Co., Jr. Sub. Notes(d)	5.150	(a)	12/31/49	3,725	3,622,563
Jr. Sub. Notes(d)	6.000	(a)	12/31/49	7,707	7,881,178
Jr. Sub. Notes	6.100	(a)	12/31/49	3,400	3,497,750
Jr. Sub. Notes	7.900	(a)	04/29/49	130	130,731
Sub. Notes(d)	3.375		05/01/23	1,925	1,946,573
Morgan Stanley, Jr. Sub. Notes	5.450	(a)	12/31/49	13,110	12,487,275
Jr. Sub. Notes, Series J(d)	5.550	(a)	12/31/49	2,175	2,153,250
Sr. Unsec’d. Notes	6.375		07/24/42	700	924,952
Sub. Notes, MTN	4.100		05/22/23	815	842,627
Sub. Notes, MTN	4.875		11/01/22	930	1,011,846
Sub. Notes, MTN(d)	5.000		11/24/25	2,075	2,258,530

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875%		09/18/18		1,000	$1,051,250
People’s United Bank, Sub. Notes	4.000		07/15/24		1,125	1,111,308
State Street Corp., Jr. Sub. Notes	5.250	(a)	12/31/49		3,555	3,622,545
Wells Fargo & Co., Sub. Notes	5.606		01/15/44		1,460	1,710,289
Sub. Notes, MTN(e)	4.125		08/15/23		2,900	3,103,238
Sub. Notes, MTN(e)	4.650		11/04/44		3,185	3,301,456

						126,046,253

Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200		01/15/39		250	387,741
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750		10/01/18		950	993,793
Constellation Brands, Inc., Gtd. Notes(d)	6.000		05/01/22		450	511,875
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750		01/01/20		4,400	4,609,000
Molson Coors Brewing Co., Gtd. Notes	2.000		05/01/17		50	50,293

						6,552,702

Biotechnology
Amgen, Inc., Sr. Unsec’d. Notes	5.375		05/15/43		380	444,855

Building Materials 1.4%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $5,902,500; purchased 10/27/14 - 02/11/15)(b)(d)(f)	5.375		11/15/24		5,825	6,072,562
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.875		04/30/19		1,770	1,860,712
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375		10/12/22		1,125	1,236,375
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750		01/11/22	EUR	1,600	1,842,166
Sr. Sec’d. Notes, 144A	5.700		01/11/25		350	336,875
CeramTec Group GmbH (Germany), Gtd. Notes, RegS	8.250		08/15/21	EUR	500	616,269
Griffon Corp., Gtd. Notes	5.250		03/01/22		6,450	6,482,250
Owens Corning, Inc., Gtd. Notes	4.200		12/15/22		125	128,601
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,299,400; purchased 06/30/14)(b)(f)	7.500		02/15/19		3,120	2,472,600
US Concrete, Inc., Sr. Sec’d. Notes	8.500		12/01/18		6,300	6,552,000

						27,600,410

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	23

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 1.5%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,350	$1,338,727
Sr. Unsec’d. Notes	5.250	01/15/45	655	678,947
Sr. Unsec’d. Notes	6.125	01/15/41	170	192,609
Ashland, Inc., Sr. Unsec’d. Notes(b)	6.875	05/15/43	4,100	4,079,500
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375	05/01/21	4,032	4,263,840
CF Industries, Inc., Gtd. Notes	4.950	06/01/43	1,765	1,656,869
Gtd. Notes	5.375	03/15/44	1,300	1,280,148
Gtd. Notes	6.875	05/01/18	160	174,342
Gtd. Notes	7.125	05/01/20	125	143,619
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000	11/15/22	1,550	1,597,497
Sr. Unsec’d. Notes	4.250	11/15/20	1,951	2,124,920
Sr. Unsec’d. Notes	4.625	10/01/44	15	15,279
Sr. Unsec’d. Notes	5.250	11/15/41	125	136,832
Sr. Unsec’d. Notes	9.400	05/15/39	95	145,585
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700	01/15/20	3,080	3,147,055
Sr. Unsec’d. Notes	3.600	08/15/22	500	524,008
Sr. Unsec’d. Notes(d)	4.650	10/15/44	1,210	1,212,783
LYB International Finance BV, Gtd. Notes(d)	4.875	03/15/44	1,835	1,916,329
Gtd. Notes	5.250	07/15/43	415	452,766
LyondellBasell Industries NV, Sr. Unsec’d. Notes(d)	4.625	02/26/55	2,090	1,947,838
Sr. Unsec’d. Notes	6.000	11/15/21	700	821,660
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450	11/15/33	710	765,507

				28,616,660

Commercial Services 0.9%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250	07/15/17	50	50,625
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(d)	6.500	07/15/22	1,925	2,030,875
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $131,355; purchased 05/30/13)(b)(f)	6.700	06/01/34	110	139,183
Gtd. Notes, 144A (original cost $2,232,116; purchased 05/14/13)(b)(f)	7.000	10/15/37	1,725	2,229,508

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Hertz Corp. (The), Gtd. Notes(d)	6.750%		04/15/19	3,125	$3,180,406
Service Corp. International, Sr. Unsec’d. Notes	4.500		11/15/20	2,135	2,199,050
United Rentals North America, Inc., Gtd. Notes(d)	5.500		07/15/25	925	919,879
Gtd. Notes	7.625		04/15/22	6,444	6,878,970
Sr. Unsec’d. Notes	8.250		02/01/21	272	283,560

					17,912,056

Computers 0.1%
NCR Corp., Gtd. Notes	6.375		12/15/23	790	821,600

Cosmetics/Personal Care 0.2%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625		05/15/21	4,700	4,476,750

Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes(d)	7.000		09/01/22	2,000	2,020,000

Diversified Financial Services 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500		05/15/21	1,150	1,187,375
American Express Co., Jr. Sub. Notes	4.900	(a)	12/31/49	8,780	7,902,000
Jr. Sub. Notes(d)	5.200	(a)	12/31/49	705	668,869
Capital One Bank USA NA, Sub. Notes	3.375		02/15/23	2,065	2,077,982
Discover Financial Services, Sr. Unsec’d. Notes(d)	3.750		03/04/25	2,560	2,537,462
GE Capital International Funding Co., Gtd. Notes, 144A	4.418		11/15/35	1,610	1,767,912
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875		01/14/38	158	208,310
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290		10/10/19	773	751,637
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750		05/15/16	25	25,016
Sr. Unsec’d. Notes	6.250		05/15/19	25	27,125
Sr. Unsec’d. Notes	8.750		03/15/17	5,340	5,623,020
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500		01/20/43	175	163,348
Navient Corp., Sr. Unsec’d. Notes(d)	4.875		06/17/19	1,155	1,106,490
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750		12/15/19	2,350	2,402,875
Gtd. Notes, 144A	7.250		12/15/21	1,250	1,300,000

					27,749,421

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	25

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electric 2.0%
Calpine Corp., Sr. Unsec’d. Notes(d)	5.375%	01/15/23		2,175	$2,194,031
Sr. Unsec’d. Notes	5.500	02/01/24		1,250	1,262,500
Sr. Unsec’d. Notes(d)	5.750	01/15/25		3,575	3,610,750
DPL, Inc., Sr. Unsec’d. Notes	6.750	10/01/19		1,650	1,695,375
Sr. Unsec’d. Notes	7.250	10/15/21		2,225	2,358,255
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000	09/30/42		50	52,437
Dynegy, Inc., Gtd. Notes	6.750	11/01/19		5,850	5,899,725
Gtd. Notes(d)	7.375	11/01/22		9,200	9,087,576
Entergy Corp., Sr. Unsec’d. Notes	4.700	01/15/17		75	76,224
FirstEnergy Corp., Sr. Unsec’d. Notes(d)	2.750	03/15/18		950	960,085
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44		800	859,116
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625	06/15/23		1,575	1,624,151
NRG Energy, Inc., Gtd. Notes(d)	6.250	05/01/24		2,125	2,071,875
Gtd. Notes	6.625	03/15/23		1,000	982,500
Gtd. Notes(d)	7.625	01/15/18		4,406	4,714,420
South Carolina Electric & Gas Co., First Mtge.	4.350	02/01/42		130	135,942
Westar Energy, Inc., First Mtge.	4.100	04/01/43		325	343,306

					37,928,268

Electronics 0.4%
Jabil Circuit, Inc., Sr. Unsec’d. Notes(d)	4.700	09/15/22		1,045	1,061,783
Sr. Unsec’d. Notes	5.625	12/15/20		6,400	6,760,000
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, MTN, 144A	7.875	10/01/20	EUR	125	152,257
Techem GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	6.125	10/01/19	EUR	200	239,694

					8,213,734

Engineering & Construction
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A (original cost $625,000; purchased 06/19/14)(b)(f)	5.250	06/27/29		625	223,438
Gtd. Notes, 144A (original cost $255,785; purchased 10/22/12)(b)(f)	7.125	06/26/42		220	79,750

					303,188

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Entertainment 1.8%
AMC Entertainment, Inc., Gtd. Notes	5.750%		06/15/25		3,175	$3,254,375
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(d)	5.375		06/01/24		6,900	7,201,875
Cinemark USA, Inc.,
Gtd. Notes(d)	4.875		06/01/23		6,500	6,451,965
Gtd. Notes(d)	5.125		12/15/22		3,200	3,312,000
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	7.000		08/28/20	GBP	2,550	3,884,298
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,724,606; purchased 09/22/14)(b)(f)	5.000		08/01/18		4,615	4,684,225
Pinnacle Entertainment, Inc., Gtd. Notes(d)	8.750		05/15/20		1,400	1,444,100
Scientific Games International, Inc., Gtd. Notes(d)	10.000		12/01/22		6,000	4,959,000

						35,191,838

Environmental Control 0.2%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250		12/01/20		3,100	3,216,250

Food 1.6%
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250		10/05/16		3,380	3,459,768
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750		05/22/24		500	484,350
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750		06/15/23		5,250	5,460,000
JBS Investments GmbH (Brazil), Sr. Unsec’d. Notes, 144A	7.750		10/28/20		2,650	2,722,875
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $1,081,250; purchased 06/17/14)(b)(f)	7.250		06/01/21		1,000	1,025,000
Gtd. Notes, 144A (original cost $2,014,000; purchased 12/09/15)(b)(f)	7.250		06/01/21		2,000	2,050,000
Gtd. Notes, RegS (original cost $1,605,000; purchased 10/01/14)(b)(f)	8.250		02/01/20		1,500	1,563,750
Sr. Unsec’d. Notes, 144A (original cost $2,750,000; purchased 05/20/15)(b)(f)	5.750		06/15/25		2,750	2,530,000
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(d)	6.500		02/09/40		1,020	1,285,113
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250		02/10/22		250	262,187
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.250	(a)	08/01/19	EUR	1,650	1,889,342
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes	6.625		08/15/22		2,000	2,115,000
Sr. Unsec’d. Notes, 144A	5.250		08/01/18		3,387	3,442,039

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	27

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Food (cont’d.)
Smithfield Foods, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	2,400	$2,502,000

				30,791,424

Food Service 0.1%
ARAMARK Corp., Gtd. Notes	5.750	03/15/20	1,600	1,652,000

Forest & Paper Products 0.4%
Georgia-Pacific LLC,
Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(b)(f)	5.400	11/01/20	35	39,442
Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(b)(f)	7.375	12/01/25	400	516,883
International Paper Co.,
Sr. Unsec’d. Notes	4.800	06/15/44	2,770	2,804,824
Sr. Unsec’d. Notes	6.000	11/15/41	610	710,443
Sr. Unsec’d. Notes	9.375	05/15/19	100	120,149
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875	09/15/18	3,647	3,820,232

				8,011,973

Gas 0.2%
AGL Capital Corp., Gtd. Notes	4.400	06/01/43	1,375	1,345,950
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41	700	767,685
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	125	130,292
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $591,803; purchased 07/22/14)(b)(f)	6.375	03/30/38	566	544,431
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A (original cost $1,037,500; purchased 11/03/14)(b)(f)	4.634	07/31/29	1,000	1,010,000
Sempra Energy, Sr. Unsec’d. Notes	2.300	04/01/17	50	50,392

				3,848,750

Healthcare-Products 0.6%
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250	01/15/19	5,024	5,036,560
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500	12/15/18	3,684	3,776,100
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	3,150	3,507,988

				12,320,648

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare-Services 3.2%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750%	11/15/22	450	$454,660
Sr. Unsec’d. Notes	4.125	11/15/42	325	315,742
Sr. Unsec’d. Notes	4.500	05/15/42	530	549,811
Anthem, Inc.,
Sr. Unsec’d. Notes	4.650	01/15/43	120	123,892
Sr. Unsec’d. Notes	5.100	01/15/44	515	566,455
CHS/Community Health Systems, Inc.,
Gtd. Notes(d)	8.000	11/15/19	5,300	5,333,125
Sr. Sec’d. Notes(d)	5.125	08/15/18	150	151,875
Cigna Corp., Sr. Unsec’d. Notes	5.375	02/15/42	350	388,285
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(d)	6.500	09/15/18	2,415	2,653,360
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	4,500	4,601,250
Gtd. Notes	5.875	05/01/23	2,000	2,103,750
Sr. Sec’d. Notes	4.250	10/15/19	1,675	1,742,000
Sr. Sec’d. Notes(d)	4.750	05/01/23	3,400	3,485,000
Sr. Sec’d. Notes	5.250	04/15/25	2,000	2,070,000
Sr. Sec’d. Notes(d)	5.875	03/15/22	3,425	3,741,812
Healthsouth Corp.,
Gtd. Notes	5.125	03/15/23	1,200	1,203,000
Gtd. Notes(d)	5.750	11/01/24	2,900	2,994,250
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22	25	25,454
Sr. Unsec’d. Notes	4.625	11/15/20	4,500	4,860,882
LifePoint Hospitals, Inc., Gtd. Notes(d)	5.500	12/01/21	3,875	4,030,000
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	2,650	2,742,750
Select Medical Corp., Gtd. Notes(d)	6.375	06/01/21	7,821	7,420,174
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	10/01/21	2,750	2,756,875
Sr. Sec’d. Notes	6.250	11/01/18	600	642,000
Sr. Unsec’d. Notes(d)	8.125	04/01/22	1,700	1,763,750
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950	10/15/42	175	180,406
Sr. Unsec’d. Notes(d)	4.375	03/15/42	1,055	1,113,209
Sr. Unsec’d. Notes(d)(e)	4.625	07/15/35	3,135	3,538,678

				61,552,445

Holding Companies-Diversified 0.2%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,543,750; purchased 08/04/14)(b)(f)	7.500	08/15/19	2,500	2,418,750

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	29

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Holding Companies-Diversified (cont’d.)
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250%		08/15/21	EUR	500	$616,269

						3,035,019

Home Builders 1.6%
CalAtlantic Group, Inc., Gtd. Notes	8.375		05/15/18		9,378	10,409,580
KB Home, Gtd. Notes(d)	7.500		09/15/22		3,425	3,496,583
M/I Homes, Inc., Gtd. Notes	6.750		01/15/21		5,850	5,850,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250		04/15/21		6,700	6,683,250
William Lyon Homes, Inc., Gtd. Notes	8.500		11/15/20		5,000	5,187,500

						31,626,913

Housewares
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050		12/01/17		375	377,705

Insurance 1.7%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500		08/01/16		100	101,543
American International Group, Inc., Sr. Unsec’d. Notes	4.500		07/16/44		2,800	2,705,164
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Sub. Notes, 144A	5.100	(a)	12/29/49		625	688,437
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300		04/15/43		1,062	1,012,368
Sr. Unsec’d. Notes	5.950		10/15/36		215	246,788
Sr. Unsec’d. Notes	6.100		10/01/41		280	333,648
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250		06/15/23		1,975	2,069,296
Gtd. Notes, 144A	4.850		08/01/44		5,425	5,221,161
Gtd. Notes, 144A	4.950		05/01/22		75	81,554
Gtd. Notes, 144A	6.500		05/01/42		1,530	1,799,003
Sr. Unsec’d. Notes, 144A	6.700		08/15/16		115	116,716
Lincoln National Corp., Sr. Unsec’d. Notes	4.200		03/15/22		70	73,974
Sr. Unsec’d. Notes	6.300		10/09/37		175	197,523
Sr. Unsec’d. Notes	7.000		06/15/40		3,540	4,367,684
Markel Corp., Sr. Unsec’d. Notes	4.900		07/01/22		2,020	2,212,276
Sr. Unsec’d. Notes	5.000		03/30/43		3,125	3,152,794
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063		03/30/40		200	243,592
Principal Financial Group, Inc., Gtd. Notes	4.350		05/15/43		975	946,885

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250%	12/06/42	795	$789,154
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	1,950	2,098,040
Sub. Notes, 144A	6.850	12/16/39	640	829,988
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $1,716,904; purchased 10/27/14)(b)(f)	2.950	11/01/19	1,720	1,754,419
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22	1,435	1,542,827

				32,584,834

Iron/Steel 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.125	06/01/20	500	492,500
Sr. Unsec’d. Notes(d)	5.500	02/25/17	975	1,006,688

				1,499,188

Lodging 0.7%
FelCor Lodging LP, Gtd. Notes(d)	6.000	06/01/25	3,400	3,510,500
Sr. Sec’d. Notes	5.625	03/01/23	1,050	1,078,875
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	75	76,099
MGM Resorts International, Gtd. Notes(d)	6.000	03/15/23	4,800	4,986,000
Gtd. Notes	6.625	12/15/21	1,000	1,065,000
Gtd. Notes	7.625	01/15/17	500	518,750
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150	12/01/19	550	636,889
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(d)	5.250	10/15/21	2,375	2,274,062

				14,146,175

Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes	6.000	05/15/21	5,050	4,999,500
Gtd. Notes	6.500	04/01/20	1,005	1,005,503

				6,005,003

Machinery-Diversified
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	50	53,916

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	31

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Media 2.4%
AMC Networks, Inc., Gtd. Notes	4.750%		12/15/22		1,270	$1,279,525
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750		01/15/24		1,100	1,153,625
Gtd. Notes	7.000		01/15/19		1,712	1,742,474
Gtd. Notes, 144A	5.125		05/01/23		2,625	2,677,500
Gtd. Notes, 144A	5.375		05/01/25		1,650	1,689,187
Gtd. Notes, 144A(d)	5.875		05/01/27		5,075	5,201,875
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384		10/23/35		1,525	1,760,301
Sr. Sec’d. Notes, 144A(d)	6.484		10/23/45		1,835	2,167,818
Sr. Sec’d. Notes, 144A	6.834		10/23/55		485	557,434
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500		11/15/22		135	130,950
Gtd. Notes(d)	6.500		11/15/22		365	366,825
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875		02/15/18		1,040	1,123,200
DISH DBS Corp., Gtd. Notes	4.250		04/01/18		1,500	1,530,000
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125		01/31/46		1,060	1,145,860
Liberty Interactive LLC, Sr. Unsec’d. Notes(d)	8.250		02/01/30		2,500	2,593,750
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375		07/28/17		5,010	5,235,450
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(d)	5.000		04/15/22		4,239	4,323,780
TEGNA, Inc., Gtd. Notes, 144A(d)	4.875		09/15/21		1,625	1,657,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500		09/15/22	EUR	130	158,461
Sr. Sec’d. Notes, MTN, 144A	5.125		01/21/23	EUR	502	612,425
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $1,900,781; purchased 04/13/15)(b)(f)	5.125		02/15/25		1,875	1,853,906
Videotron Ltd. (Canada), Gtd. Notes	5.000		07/15/22		4,500	4,668,750
Gtd. Notes, 144A(d)	5.375		06/15/24		2,400	2,505,000

						46,135,596

Mining 0.7%
Alcoa, Inc., Sr. Unsec’d. Notes(d)	5.125		10/01/24		1,000	973,750
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(d)	5.000		09/30/43		1,700	1,898,696
Gtd. Notes, 144A(d)	6.750	(a)	10/19/75		2,675	2,774,643
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125		12/15/20		2,375	2,185,000

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Mining (cont’d.)
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	2,200	$2,288,000
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(d)	5.875	04/23/45	1,225	1,123,014
Sr. Unsec’d. Notes	6.750	04/16/40	2,575	2,561,139

				13,804,242

Miscellaneous Manufacturing 0.4%
Actuant Corp., Gtd. Notes(d)	5.625	06/15/22	3,075	3,136,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	7.500	03/15/18	2,200	2,241,250
General Electric Co., Sr. Unsec’d. Notes	4.125	10/09/42	50	53,354
Sr. Unsec’d. Notes	4.500	03/11/44	75	84,278
Koppers, Inc., Gtd. Notes	7.875	12/01/19	1,600	1,626,000
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875	09/15/17	50	49,833

				7,191,215

Oil & Gas 0.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(d)	6.450	09/15/36	750	809,131
California Resources Corp., Gtd. Notes(d)	6.000	11/15/24	615	255,994
Sec’d. Notes, 144A	8.000	12/15/22	1,648	1,133,000
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450	09/15/42	1,070	828,538
Denbury Resources, Inc., Gtd. Notes	5.500	05/01/22	2,000	1,285,000
Nabors Industries, Inc., Gtd. Notes(d)	4.625	09/15/21	762	699,774
Gtd. Notes	6.150	02/15/18	80	81,628
Noble Energy, Inc., Sr. Unsec’d. Notes(d)	4.150	12/15/21	500	510,246
Sr. Unsec’d. Notes	5.250	11/15/43	395	373,974
Sr. Unsec’d. Notes	6.000	03/01/41	1,390	1,380,794
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(d)	2.500	03/15/17	25	24,406
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A (original cost $6,589,769; purchased 11/18/13 - 10/31/14)(b)(f)(k)	5.375	01/26/19	6,540	981,000
Gtd. Notes, 144A (original cost $6,492,500; purchased 09/26/12 - 07/29/14)(b)(f)(k)	7.250	12/12/21	5,750	862,500
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22	1,750	1,938,883

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	33

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22		4,360	$4,284,354

					15,449,222

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	5.950	06/01/41		100	118,229

Packaging & Containers 0.2%
Ball Corp., Gtd. Notes	4.000	11/15/23		500	494,875
Gtd. Notes	4.375	12/15/23	EUR	1,825	2,272,578
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(d)	4.500	01/15/23		525	535,500
WestRock RKT Co., Gtd. Notes	4.450	03/01/19		35	36,681
Gtd. Notes	4.900	03/01/22		1,190	1,308,405

					4,648,039

Pharmaceuticals 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500	05/14/35		4,085	4,249,290
Actavis Funding SCS, Gtd. Notes	4.550	03/15/35		3,770	3,771,316
Gtd. Notes(d)	4.750	03/15/45		522	528,018
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000	05/15/19		1,926	1,940,445
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875	02/15/21		1,120	1,224,476
Sr. Unsec’d. Notes, 144A	5.000	12/15/21		1,830	2,018,869
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	6.750	08/15/18		3,570	3,445,050
Sr. Unsec’d. Notes, 144A(d)	6.125	04/15/25		1,275	1,065,109

					18,242,573

Pipelines 0.7%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350	03/15/20		227	215,650
DCP Midstream Operating LP, Gtd. Notes(d)	2.500	12/01/17		225	217,688
Enterprise Products Operating LLC, Gtd. Notes(d)	3.350	03/15/23		2,100	2,132,143
Sr. Unsec’d. Notes	4.950	10/15/54		5,200	4,865,026
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	12/01/42		125	110,277
Sr. Unsec’d. Notes	4.250	02/01/21		1,950	2,069,779
Sr. Unsec’d. Notes	5.150	10/15/43		1,350	1,364,523

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21		1,700	$1,738,250
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000	07/01/22		75	71,922

					12,785,258

Real Estate Investment Trusts (REITs) 0.3%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17		100	100,308
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23		1,965	1,910,962
Gtd. Notes	5.500	02/01/21		1,500	1,515,000
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250	12/15/24		2,000	2,075,000

					5,601,270

Retail 2.0%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19		475	342,000
CVS Health Corp., Sr. Unsec’d. Notes	4.875	07/20/35		1,395	1,563,729
Sr. Unsec’d. Notes(d)	5.125	07/20/45		1,765	2,062,664
Sr. Unsec’d. Notes	5.300	12/05/43		475	561,177
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250	07/15/22	EUR	1,200	1,482,275
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A(d)	5.500	10/15/20		3,450	3,588,000
Sr. Unsec’d. Notes, 144A	4.500	08/01/23	EUR	2,400	2,930,197
L Brands, Inc., Gtd. Notes(d)	5.625	02/15/22		10,975	12,113,656
Landry’s, Inc., Gtd. Notes, 144A (original cost $4,037,500; purchased 12/08/15)(b)(f)	9.375	05/01/20		3,800	3,994,750
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300	02/15/43		755	601,250
PVH Corp., Sr. Unsec’d. Notes	4.500	12/15/22		5,005	5,173,919
QVC, Inc., Sr. Sec’d. Notes	5.125	07/02/22		1,800	1,903,333
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,950,000; purchased 05/29/15)(b)(d)(f)	8.000	06/15/22		1,950	1,745,250

					38,062,200

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		325	326,423

Semiconductors 0.5%
Micron Technology, Inc., Sr. Unsec’d. Notes(d)	5.500	02/01/25		8,000	6,480,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000	10/01/25		2,750	2,763,750

					9,243,750

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	35

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Software 0.4%
First Data Corp.,
Gtd. Notes, 144A(d)	7.000%	12/01/23	5,125	$5,265,938
Sr. Sec’d. Notes, 144A	6.750	11/01/20	1,778	1,866,900

				7,132,838

Telecommunications 2.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25	2,795	2,841,221
Sr. Unsec’d. Notes	4.500	05/15/35	1,010	1,015,804
Sr. Unsec’d. Notes	4.750	05/15/46	1,520	1,531,585
Sr. Unsec’d. Notes	4.800	06/15/44	575	578,887
Sr. Unsec’d. Notes	5.550	08/15/41	670	742,653
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A	5.125	03/11/23	3,725	4,009,679
Gtd. Notes, 144A	5.350	05/20/24	1,550	1,679,482
Gtd. Notes, RegS	5.125	03/11/23	645	694,294
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150	06/15/17	2,035	2,085,875
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625	06/01/20	2,000	2,065,000
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A(d)	6.000	06/15/25	2,225	2,280,625
CommScope, Inc., Gtd. Notes, 144A(d)	5.000	06/15/21	2,275	2,309,125
Digicel Group Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	2,050	1,848,844
Sr. Unsec’d. Notes, RegS	8.250	09/30/20	1,500	1,368,750
Embarq Corp.,
Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11 - 05/11/11)(b)(f)	7.082	06/01/16	120	120,555
Sr. Unsec’d. Notes (original cost $10,796; purchased 08/17/12)(b)(f)	7.995	06/01/36	10	10,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(d)	5.500	08/01/23	2,000	1,263,750
Sprint Communications, Inc., Gtd. Notes, 144A	9.000	11/15/18	4,802	5,078,115
T-Mobile USA, Inc., Gtd. Notes	6.464	04/28/19	3,850	3,927,000
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625	04/03/18	1,885	1,906,301
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000	05/15/17	2,400	2,397,120
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.672	03/15/55	3,011	2,911,878
Sr. Unsec’d. Notes	5.012	08/21/54	6,110	6,275,227

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		1,300	$1,423,500
Sr. Unsec’d. Notes, RegS	9.125	04/30/18		2,335	2,556,825
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	04/15/21	GBP	720	1,093,061

					54,015,156

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		104	107,405

Transportation 0.3%
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550	09/22/19		2,450	2,461,679
Onorato Armatori SpA (Italy), Sr. Unsec’d. Notes, 144A	7.750	02/15/23	EUR	3,000	3,469,518
Union Pacific Corp., Sr. Unsec’d. Notes	6.250	05/01/34		207	266,771

					6,197,968

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(b)(f)	2.875	07/17/18		450	453,567

TOTAL CORPORATE BONDS (cost $829,764,416)					817,351,819

MUNICIPAL BONDS 0.7%

California 0.4%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263	04/01/49		550	801,707
Los Angeles Department of Water & Power,
BABs, Revenue Bonds(e)	6.008	07/01/39		3,610	4,616,396
BABs, Revenue Bonds	6.574	07/01/45		585	851,678
University of California,
BABs, Revenue Bonds	5.770	05/15/43		390	507,909
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	645,206
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	702,196

					8,125,092

Colorado 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844	11/01/50		1,190	1,656,682

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	37

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Illinois
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40	360	$482,091

New Jersey 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414	01/01/40	2,000	3,039,180
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	200	247,646

				3,286,826

New York
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	75	75,962
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	400	548,020

				623,982

Ohio
Ohio State University, Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	193,082

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427	02/01/42	120	137,664

TOTAL MUNICIPAL BONDS (cost $13,928,338)				14,505,419

NON-CORPORATE FOREIGN AGENCIES 1.3%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24	1,350	1,404,000
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375	11/04/16	2,440	2,481,578
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510	03/07/22	2,200	2,380,246
Sr. Unsec’d. Notes, 144A	9.250	04/23/19	1,950	2,237,500
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125	07/02/18	4,785	5,239,575
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750	01/20/20	2,180	2,496,100
Gtd. Notes, RegS	8.000	08/07/19	2,250	2,563,875
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000	05/20/16	1,300	1,298,960
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390	12/02/24	2,200	2,965,653

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
NON-CORPORATE FOREIGN AGENCIES (Continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%		05/15/17	325	$332,771
Sr. Unsec’d. Notes, 144A	7.750		05/29/18	1,485	1,594,931

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $24,861,051)					24,995,189

RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.3%
Banc of America Funding Corp., Series 2014-R2, Class 2A1, 144A	0.643	(a)	05/26/37	3,505	3,271,541
Series 2014-R5, Class 1A1, 144A	2.413	(a)	09/26/45	5,374	5,267,193
Series 2015-R3, Class 1A1, 144A	0.629	(a)	03/27/36	17,056	15,857,721
Series 2015-R3, Class 6A1, 144A	0.603	(a)	05/28/36	4,517	4,276,435
Series 2015-R4, Class 4A1, 144A	3.500	(a)	07/26/36	4,643	4,632,083
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	2.815	(a)	02/25/37	304	299,070
Fannie Mae Connecticut Avenue Securities, Series 2013-CO1, Class M2(g)	5.689	(a)	10/25/23	3,540	3,768,611
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(g)	3.733	(a)	10/25/27	2,000	1,987,012
Series 2015-DNA3, Class M2(g)	3.289	(a)	04/25/28	3,000	3,054,446
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.573	(a)	01/26/37	5,015	4,804,890
Series 2015-3R, Class 1A2, 144A	0.573	(a)	01/26/37	1,670	1,325,736
Series 2015-3R, Class 2A1, 144A	0.573	(a)	10/26/36	5,624	5,283,845
Series 2015-3R, Class 2A2, 144A	0.573	(a)	10/26/36	1,400	995,628
Series 2015-4R, Class A1, 144A	0.573	(a)	03/26/37	11,281	10,656,820
Series 2015-4R, Class A2, 144A	0.573	(a)	03/26/37	2,702	2,068,215
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.725	(a)	07/25/35	311	310,428
JPMorgan Resecuritization Trust, Series 2015-1, Class 6A1, 144A	0.713	(a)	12/27/45	3,870	3,607,677
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A(b)(c)	3.539	(a)	09/01/21	9,870	9,777,154
Series 2014-2, Class A, 144A(c)	2.434	(a)	12/01/21	8,635	8,510,853
LSTAR Securities Investment Trust,
Series 2015-1, Class A, 144A	2.434	(a)	01/01/20	2,250	2,210,744
Series 2015-2, Class A, 144A	2.434	(a)	01/01/20	12,371	12,206,299
Series 2015-3, Class A, 144A	2.439	(a)	03/01/20	9,950	9,734,527
Series 2015-5, Class A1, 144A(c)	2.439	(a)	04/01/20	4,494	4,398,222
Series 2015-6, Class A, 144A(c)	2.439	(a)	05/01/20	17,473	17,057,943
Series 2015-8, Class A2, 144A	3.934	(a)	08/01/20	7,500	7,241,890
Series 2015-9, Class A1, 144A	2.439	(a)	10/01/20	4,737	4,648,196
Series 2016-1, Class A1, 144A(c)	2.439	(a)	01/01/21	10,517	10,201,160

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	39

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.679	% (a)	12/25/33		1,253	$1,228,021
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.027	(a)	10/25/33		419	424,968
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	2.763	(a)	12/25/34		274	275,596

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $160,128,927)						159,382,924

SOVEREIGN BONDS 3.9%
Argentina Bonar Bond (Argentina), Sr. Unsec’d. Notes	7.000		04/17/17		1,900	1,932,489
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875		04/22/21		7,175	7,390,250
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000		06/26/17	EUR	6,600	8,406,513
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN, 144A	4.625		02/03/20	EUR	300	363,269
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500		05/06/21		2,590	2,836,050
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(b)	3.800		08/08/17	JPY	1,010,000	8,537,272
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	2.110		10/26/17	JPY	400,000	3,799,906
Sr. Unsec’d. Notes	5.375		02/21/23		1,250	1,377,412
Sr. Unsec’d. Notes	6.375		03/29/21		6,470	7,366,095
Sr. Unsec’d. Notes	7.625		03/29/41		2,000	2,824,700
Sr. Unsec’d. Notes, RegS	6.000		01/11/19	EUR	545	711,922
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A	3.375		07/30/25	EUR	2,975	3,469,286
Sr. Unsec’d. Notes, 144A(d)	5.125		01/15/45		1,735	1,760,229
Sr. Unsec’d. Notes, MTN, 144A	2.875		07/08/21	EUR	1,825	2,164,957
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750		03/16/25		3,035	3,126,050
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	(h)	05/31/18		269	259,594
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, 144A	5.125		10/15/24		9,100	9,032,241
Unsec’d. Notes, MTN, RegS	5.125		10/15/24		5,400	5,359,792

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
SOVEREIGN BONDS (Continued)
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	6.750	%(a)	11/01/24	3,484	$3,583,862
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875		01/22/24	920	1,006,250

TOTAL SOVEREIGN BONDS (cost $77,627,987)					75,308,139

TOTAL LONG-TERM INVESTMENTS (cost $1,858,342,033)					1,837,264,379

				Shares
SHORT-TERM INVESTMENT 8.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $161,320,913; includes $130,312,653 of cash collateral for securities on loan)(Note 3)(i)(j)				161,320,913	161,320,913

TOTAL INVESTMENTS 103.5% (cost $2,019,662,946)(Note 5)					1,998,585,292
Liabilities in excess of other assets(l) (3.5)%					(67,866,389)

NET ASSETS 100.0%					$1,930,718,903

The following abbreviations are used in the semiannual report:

*	Non-income producing security.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

AUD—Australian Dollar

BABs—Build America Bonds

bps—Basis Points

BRL—Brazilian Real

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CDS—Credit Default Swap

CDX—Credit Derivative Index

CHF—Swiss Franc

CLO—Collateralized Loan Obligation

CLP—Chilean Peso

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	41

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

CMBX—Commercial Mortgage Backed Securities Index

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EMTN—Euro Medium Term Note

EUR—Euro

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GBP—British Pound

HUF—Hungarian Forint

INR—Indian Rupee

IO—Interest Only

JIBAR—Johannesburg Interbank Agreed Rate

JPY—Japanese Yen

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

OIS—Overnight Index Swap

OTC—Over-the-counter

PIK—Payment-in-Kind

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USOIS—United States Overnight Federal Funds Effective Rate

ZAR—South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $61,380,627 and 3.2% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,127,770; cash collateral of $130,312,653 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $52,656,993. The aggregate value, $39,375,469, is approximately 2.0% of net assets.
(g)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

42

(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(k)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
1,785	2 Year U.S. Treasury Notes	Jun. 2016	$390,177,591	$390,245,625	$68,034
36	5 Year U.S. Treasury Notes	Jun. 2016	4,334,329	4,352,906	18,577
5,120	10 Year U.S. Treasury Notes	Jun. 2016	665,592,697	665,920,000	327,303
821	U.S. Ultra Bonds	Jun. 2016	141,219,260	140,673,219	(546,041)

					(132,127)

	Short Positions:
1,060	90 Day Euro Dollar	Mar. 2017	262,348,474	262,562,000	(213,526)
2,661	90 Day Euro Dollar	Jun. 2017	659,368,901	658,730,550	638,351
175	90 Day Euro Dollar	Sep. 2017	43,325,232	43,292,813	32,419
175	90 Day Euro Dollar	Dec. 2017	43,222,418	43,262,187	(39,769)
949	U.S. Long Bonds	Jun. 2016	156,976,789	154,983,563	1,993,226

					2,410,701

					$2,278,574

(1)	Cash of $8,290,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at April 30, 2016.

Forward foreign currency exchange contracts outstanding at April 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/14/2016	Citigroup Global Markets	AUD	2,501	$1,947,400	$1,895,783	$(51,617)
Expiring 07/14/2016	Citigroup Global Markets	AUD	3,835	2,928,700	2,906,864	(21,836)
Expiring 07/14/2016	JPMorgan Chase	AUD	4,780	3,640,196	3,623,114	(17,082)
Expiring 07/14/2016	Toronto Dominion	AUD	2,538	1,951,600	1,923,858	(27,742)
Brazilian Real,
Expiring 05/12/2016	Citigroup Global Markets	BRL	4,647	1,251,900	1,345,642	93,742
Expiring 05/12/2016	Citigroup Global Markets	BRL	5,492	1,491,682	1,590,506	98,824
Expiring 05/12/2016	Citigroup Global Markets	BRL	7,087	1,923,094	2,052,336	129,242
British Pound,
Expiring 07/27/2016	Citigroup Global Markets	GBP	2,676	3,879,800	3,910,751	30,951
Expiring 07/27/2016	Citigroup Global Markets	GBP	4,015	5,819,700	5,868,410	48,710

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	43

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Canadian Dollar,
Expiring 07/14/2016	Citigroup Global Markets	CAD	2,468	$1,947,400	$1,966,977	$19,577
Expiring 07/14/2016	Citigroup Global Markets	CAD	2,498	1,970,074	1,991,081	21,007
Expiring 07/14/2016	Toronto Dominion	CAD	12,611	9,841,185	10,050,802	209,617
Chilean Peso,
Expiring 05/13/2016	Barclays Capital Group	CLP	347,870	502,775	525,890	23,115
Expiring 05/13/2016	Citigroup Global Markets	CLP	347,669	502,775	525,586	22,811
Expiring 05/13/2016	Citigroup Global Markets	CLP	380,595	530,669	575,363	44,694
Expiring 05/13/2016	Citigroup Global Markets	CLP	683,898	1,002,899	1,033,877	30,978
Colombian Peso,
Expiring 05/13/2016	Barclays Capital Group	COP	1,657,855	490,780	580,790	90,010
Expiring 05/13/2016	Citigroup Global Markets	COP	637,449	188,762	223,315	34,553
Expiring 05/13/2016	Citigroup Global Markets	COP	891,633	264,266	312,362	48,096
Expiring 05/13/2016	Citigroup Global Markets	COP	952,030	281,916	333,521	51,605
Expiring 05/13/2016	Citigroup Global Markets	COP	5,158,042	1,542,109	1,806,996	264,887
Czech Koruna,
Expiring 07/22/2016	Citigroup Global Markets	CZK	401,858	16,938,512	17,051,013	112,501
Euro,
Expiring 07/27/2016	JPMorgan Chase	EUR	2,527	2,901,400	2,901,054	(346)
Indian Rupee,
Expiring 05/23/2016	Barclays Capital Group	INR	87,646	1,306,199	1,315,328	9,129
Expiring 05/23/2016	Citigroup Global Markets	INR	116,096	1,730,063	1,742,283	12,220
Expiring 07/22/2016	Citigroup Global Markets	INR	124,235	1,852,044	1,843,752	(8,292)
Japanese Yen,
Expiring 07/27/2016	JPMorgan Chase	JPY	144,138	1,354,000	1,358,287	4,287
Expiring 07/27/2016	JPMorgan Chase	JPY	206,125	1,934,300	1,942,427	8,127
Expiring 07/27/2016	JPMorgan Chase	JPY	269,178	2,514,600	2,536,606	22,006
Expiring 07/27/2016	JPMorgan Chase	JPY	321,931	2,905,200	3,033,727	128,527
Expiring 04/03/2017	JPMorgan Chase	JPY	704,000	6,262,231	6,705,033	442,802
Expiring 04/06/2017	JPMorgan Chase	JPY	5,130,000	45,684,100	48,865,769	3,181,669
Mexican Peso,
Expiring 07/22/2016	Citigroup Global Markets	MXN	9,744	559,666	561,719	2,053
Expiring 07/22/2016	Citigroup Global Markets	MXN	15,825	908,563	912,285	3,722
Expiring 07/22/2016	Citigroup Global Markets	MXN	16,451	942,655	948,385	5,730
Expiring 07/22/2016	Citigroup Global Markets	MXN	32,595	1,851,219	1,879,045	27,826
Expiring 07/22/2016	JPMorgan Chase	MXN	31,918	1,838,231	1,840,068	1,837
New Taiwanese Dollar,
Expiring 07/13/2016	Bank of America	TWD	30,006	927,025	931,061	4,036
Expiring 07/13/2016	Citigroup Global Markets	TWD	59,928	1,853,847	1,859,506	5,659
Expiring 07/13/2016	Citigroup Global Markets	TWD	82,973	2,591,706	2,574,604	(17,102)

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
New Zealand Dollar,
Expiring 07/14/2016	Bank of America	NZD	2,779	$1,934,300	$1,932,558	$(1,742)
Expiring 07/14/2016	Citigroup Global Markets	NZD	2,831	1,951,399	1,968,859	17,460
Expiring 07/14/2016	JPMorgan Chase	NZD	1,976	1,356,700	1,374,578	17,878
Expiring 07/14/2016	JPMorgan Chase	NZD	2,837	1,952,500	1,973,173	20,673
Expiring 07/14/2016	JPMorgan Chase	NZD	4,192	2,902,500	2,915,307	12,807
Expiring 07/14/2016	Toronto Dominion	NZD	4,171	2,921,100	2,900,660	(20,440)
Norwegian Krone,
Expiring 07/22/2016	Goldman Sachs & Co.	NOK	46,709	5,802,800	5,798,888	(3,912)
Expiring 07/22/2016	Goldman Sachs & Co.	NOK	113,393	13,950,117	14,077,828	127,711
Polish Zloty,
Expiring 07/22/2016	Bank of America	PLN	7,034	1,859,552	1,840,073	(19,479)
Expiring 07/22/2016	Bank of America	PLN	7,136	1,841,267	1,866,628	25,361
Expiring 07/22/2016	Citigroup Global Markets	PLN	3,443	892,263	900,597	8,334
Expiring 07/22/2016	Citigroup Global Markets	PLN	3,671	973,700	960,278	(13,422)
Russian Ruble,
Expiring 07/20/2016	Barclays Capital Group	RUB	58,556	865,229	884,588	19,359
Expiring 07/20/2016	Barclays Capital Group	RUB	124,755	1,853,847	1,884,624	30,777
Expiring 07/20/2016	Citigroup Global Markets	RUB	67,016	988,820	1,012,388	23,568
Singapore Dollar,
Expiring 07/13/2016	Toronto Dominion	SGD	3,911	2,921,100	2,903,828	(17,272)
Swedish Krona,
Expiring 07/22/2016	Deutsche Bank AG	SEK	69,490	8,605,018	8,679,953	74,935
Expiring 07/22/2016	JPMorgan Chase	SEK	51,252	6,322,189	6,401,886	79,697
Swiss Franc,
Expiring 07/27/2016	Bank of America	CHF	2,892	3,007,522	3,026,836	19,314
Expiring 07/27/2016	Citigroup Global Markets	CHF	4,617	4,835,700	4,832,105	(3,595)
Expiring 07/27/2016	Citigroup Global Markets	CHF	5,550	5,802,800	5,809,024	6,224
Expiring 07/27/2016	JPMorgan Chase	CHF	2,810	2,905,200	2,940,632	35,432
Turkish Lira,
Expiring 05/20/2016	Barclays Capital Group	TRY	1,764	601,266	626,937	25,671
Expiring 05/20/2016	Citigroup Global Markets	TRY	1,037	363,643	368,677	5,034
Expiring 05/20/2016	Citigroup Global Markets	TRY	3,710	1,302,454	1,318,670	16,216
Expiring 05/20/2016	Citigroup Global Markets	TRY	4,771	1,666,097	1,695,868	29,771
Expiring 05/20/2016	Citigroup Global Markets	TRY	8,916	3,012,700	3,169,170	156,470
Expiring 05/20/2016	Citigroup Global Markets	TRY	8,929	3,008,700	3,173,624	164,924
Expiring 05/20/2016	Citigroup Global Markets	TRY	8,965	3,015,321	3,186,331	171,010

				$230,171,047	$236,270,344	6,099,297

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	45

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/14/2016	Citigroup Global Markets	AUD	7,684	$5,814,500	$5,823,700	$(9,200)
Brazilian Real,
Expiring 05/12/2016	Citigroup Global Markets	BRL	1,256	342,374	363,768	(21,394)
Expiring 05/12/2016	Citigroup Global Markets	BRL	1,253	342,375	362,975	(20,600)
Expiring 05/12/2016	Credit Suisse First Boston Corp.	BRL	11,955	2,960,736	3,462,113	(501,377)
Expiring 06/02/2016	Citigroup Global Markets	BRL	1,392	388,000	400,246	(12,246)
British Pound,
Expiring 07/27/2016	Citigroup Global Markets	GBP	17,766	25,740,246	25,965,612	(225,366)
Expiring 07/27/2016	Citigroup Global Markets	GBP	6,428	9,241,468	9,394,274	(152,806)
Expiring 07/27/2016	Citigroup Global Markets	GBP	1,333	1,936,800	1,948,073	(11,273)
Expiring 07/27/2016	JPMorgan Chase	GBP	1,994	2,902,501	2,913,727	(11,226)
Canadian Dollar,
Expiring 07/14/2016	Citigroup Global Markets	CAD	3,772	2,923,000	3,006,453	(83,453)
Chilean Peso,
Expiring 05/13/2016	Bank of America	CLP	1,563,959	2,168,552	2,364,305	(195,753)
Expiring 05/13/2016	Citigroup Global Markets	CLP	214,824	308,146	324,759	(16,613)
Chinese Renminbi,
Expiring 07/27/2016	JPMorgan Chase	CNH	12,690	1,939,900	1,950,544	(10,644)
Colombian Peso,
Expiring 05/13/2016	Barclays Capital Group	COP	2,389,530	715,000	837,114	(122,114)
Expiring 05/13/2016	Barclays Capital Group	COP	2,259,680	702,200	791,625	(89,425)
Expiring 05/13/2016	Citigroup Global Markets	COP	2,613,542	801,700	915,592	(113,892)
Expiring 05/13/2016	Citigroup Global Markets	COP	2,391,675	715,000	837,866	(122,866)
Euro,
Expiring 07/27/2016	Bank of America	EUR	7,613	8,644,863	8,741,455	(96,592)
Expiring 07/27/2016	JPMorgan Chase	EUR	22,858	25,836,308	26,246,843	(410,535)
Hungarian Forint,
Expiring 07/22/2016	Citigroup Global Markets	HUF	885,295	3,242,840	3,246,652	(3,812)
Japanese Yen,
Expiring 07/27/2016	Citigroup Global Markets	JPY	35,536	320,654	334,879	(14,225)
Mexican Peso,
Expiring 07/22/2016	Citigroup Global Markets	MXN	31,906	1,837,558	1,839,373	(1,815)
New Zealand Dollar,
Expiring 07/14/2016	Citigroup Global Markets	NZD	2,794	1,947,400	1,943,332	4,068
Expiring 07/14/2016	JPMorgan Chase	NZD	9,066	6,247,157	6,305,430	(58,273)
Expiring 07/14/2016	JPMorgan Chase	NZD	1,976	1,364,400	1,374,346	(9,946)
Expiring 07/14/2016	Toronto Dominion	NZD	5,707	3,903,300	3,968,855	(65,555)
Polish Zloty,
Expiring 07/22/2016	Citigroup Global Markets	PLN	11,701	3,086,679	3,060,926	25,753

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Singapore Dollar,
Expiring 07/13/2016	Bank of America	SGD	2,530	$1,854,048	$1,878,164	$(24,116)
Expiring 07/13/2016	Citigroup Global Markets	SGD	4,016	2,966,156	2,981,580	(15,424)
Expiring 07/13/2016	Citigroup Global Markets	SGD	134	98,863	99,263	(400)
Expiring 07/13/2016	Deutsche Bank AG	SGD	1,841	1,364,400	1,366,795	(2,395)
Swiss Franc,
Expiring 07/27/2016	JPMorgan Chase	CHF	3,080	3,173,761	3,223,962	(50,201)
Turkish Lira,
Expiring 05/20/2016	Citigroup Global Markets	TRY	3,728	1,225,724	1,324,934	(99,210)
Expiring 05/20/2016	JPMorgan Chase	TRY	23,193	7,712,093	8,243,616	(531,523)

				$134,768,702	$137,843,151	(3,074,449)

						$3,024,848

Cross currency exchange contracts outstanding at April 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
05/20/2016	Buy	TRY	8,578	EUR	2,616	$52,076	Citigroup Global Markets
07/14/2016	Buy	AUD	2,548	EUR	1,709	(29,967)	JPMorgan Chase
07/14/2016	Buy	CAD	2,468	JPY	216,469	(71,914)	JPMorgan Chase
07/14/2016	Buy	EUR	1,691	AUD	2,559	1,455	JPMorgan Chase
07/14/2016	Buy	NZD	5,672	EUR	3,450	(15,454)	Toronto Dominion
07/22/2016	Buy	EUR	5,130	NOK	47,507	(8,871)	JPMorgan Chase
07/22/2016	Buy	GBP	2,029	CZK	70,188	(12,657)	JPMorgan Chase
07/22/2016	Buy	SEK	11,063	EUR	1,205	(1,326)	Citigroup Global Markets
07/27/2016	Buy	EUR	2,536	GBP	1,990	4,474	Citigroup Global Markets
07/27/2016	Buy	EUR	1,691	GBP	1,329	(480)	Citigroup Global Markets
07/27/2016	Buy	GBP	4,065	EUR	5,207	(37,144)	Citigroup Global Markets
07/27/2016	Buy	GBP	3,997	CHF	5,652	(73,637)	JPMorgan Chase
07/27/2016	Buy	GBP	533	EUR	686	(8,746)	Citigroup Global Markets
07/27/2016	Buy	GBP	1,334	EUR	1,711	(14,684)	JPMorgan Chase
07/27/2016	Buy	GBP	1,994	EUR	2,564	(30,395)	Citigroup Global Markets
07/27/2016	Buy	GBP	1,991	EUR	2,559	(28,063)	Citigroup Global Markets

						$(275,333)

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	47

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Currency swap agreements outstanding at April 30, 2016:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	OTC currency swap agreements:
	602	3 Month LIBOR	JPY	60,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$38,672	$—	$38,672
	1,817	3 Month LIBOR	GBP	1,200	3 Month GBP LIBOR minus 14.25 bps	Barclays Capital Group	04/05/18	65,999	—	65,999
	707	3 Month LIBOR	EUR	600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	20,915	—	20,915
	1,810	3 Month LIBOR	EUR	1,560	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	24,722	—	24,722
	64	3 Month LIBOR plus 423 bps	JPY	5,000	3.450%	Citigroup Global Markets	03/24/17	18,220	1,542	16,678
	2,013	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 53.25 bps	Citigroup Global Markets	04/24/17	134,452	—	134,452
	43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citigroup Global Markets	07/14/17	151	(4,000)	4,151
	79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citigroup Global Markets	07/14/17	167	(6,770)	6,937
	9,427	3 Month LIBOR	JPY	961,510	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	378,682	—	378,682
	4,025	3 Month LIBOR	EUR	3,500	3 Month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	16,501	—	16,501
	2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	106,942	—	106,942
JPY	1,010,000	3 Month JPY LIBOR minus 43.35 bps		8,574	3 Month LIBOR	JPMorgan Chase	11/26/16	910,043	—	910,043
JPY	4,040,000	3 Month JPY LIBOR minus 42.10 bps		34,223	3 Month LIBOR	JPMorgan Chase	11/28/16	3,738,087	—	3,738,087
	32,517	3 Month LIBOR	EUR	28,300	3 Month EURIBOR minus 26.95	JPMorgan Chase	02/17/17	36,313	—	36,313
	3,310	3 Month JPY LIBOR plus 54.25 bps	JPY	400,000	0.155%	JPMorgan Chase	10/26/17	(472,635)	—	(472,635)
	6,262	3 Month LIBOR	JPY	704,000	3 Month JPY LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	23,584	—	23,584
	45,684	3 Month LIBOR	JPY	5,130,000	3 Month JPY LIBOR minus 98.63 bps	JPMorgan Chase	04/06/20	162,184	—	162,184
	8,574	3 Month LIBOR	JPY	1,010,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	(1,091,939)	—	(1,091,939)
	34,223	3 Month LIBOR	JPY	4,040,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	(4,529,530)	—	(4,529,530)

								$(418,470)	$(9,228)	$(409,242)

See Notes to Financial Statements.

48

Interest rate swap agreements outstanding at April 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	16,000	08/13/17	0.099%	1 Day EUR OIS(1)	$6,494	$(157,181)	$(163,675)
EUR	13,800	08/01/19	0.346%	1 Day EUR OIS(1)	20,789	(428,597)	(449,386)
EUR	6,600	02/23/26	0.324%	1 Day EUR OIS(1)	2,328	42,495	40,167
GBP	3,200	02/23/21	0.639%	1 Day GBP OIS(1)	2,458	22,403	19,945
MXN	460,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(34,061)	8,281	42,342
MXN	200,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(90,947)	198,643	289,590
MXN	125,350	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	(41,905)	35,923	77,828
MXN	2,900	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(2,373)	7,297	9,670
MXN	19,300	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(3,484)	(43,715)	(40,231)
MXN	162,700	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(43,919)	138,040	181,959
MXN	124,750	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	24,462	(84,735)	(109,197)
MXN	47,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	3,808	1,403	(2,405)
	35,555	06/30/16	0.618%	3 Month LIBOR(1)	239	1,448	1,209
	112,690	06/30/16	0.655%	3 Month LIBOR(1)	432	(2,379)	(2,811)
	80,000	08/01/16	0.743%	3 Month LIBOR(1)	350	(18,562)	(18,912)
	50,000	08/04/16	0.733%	3 Month LIBOR(1)	275	(10,747)	(11,022)
	460,000	08/06/16	0.677%	3 Month LIBOR(1)	1,300	(30,755)	(32,055)
	900,000	08/07/16	0.689%	3 Month LIBOR(1)	130,834	(81,314)	(212,148)
	55,800	09/30/16	0.877%	3 Month LIBOR(1)	289	(46,806)	(47,095)
	38,000	10/02/16	0.834%	3 Month LIBOR(1)	245	(25,581)	(25,826)
	61,500	10/07/16	0.805%	3 Month LIBOR(1)	304	(34,734)	(35,038)
	171,500	10/08/16	0.815%	3 Month LIBOR(1)	(431,465)	(104,611)	326,854
	43,600	11/10/16	0.739%	3 Month LIBOR(1)	259	(10,257)	(10,516)
	133,000	03/11/17	0.966%	3 Month LIBOR(1)	(900,355)	(241,603)	658,752
	317,460	03/11/17	0.966%	3 Month LIBOR(1)	(593,687)	(576,685)	17,002
	346,000	01/26/18	1.124%	3 Month LIBOR(1)	(66,157)	(484,307)	(418,150)
	154,300	02/08/18	0.884%	3 Month LIBOR(1)	500	164,742	164,242
	234,300	11/09/18	1.160%	3 Month LIBOR(1)	(88,868)	(1,079,899)	(991,031)
	152,880	02/25/19	1.755%	3 Month LIBOR(2)	533	3,142,571	3,142,038
	71,400	01/06/21	1.800%	3 Month LIBOR(2)	440	1,915,789	1,915,349
	263,500	05/15/21	2.202%	3 Month LIBOR(1)	(3,255,762)	(12,340,037)	(9,084,275)
	2,570	07/31/21	2.290%	3 Month LIBOR(1)	(42,741)	(133,765)	(91,024)
	54,000	12/31/21	1.842%	3 Month LIBOR(1)	442	(1,546,608)	(1,547,050)
	167,900	06/30/22	2.020%	3 Month LIBOR(1)	1,057	(6,484,759)	(6,485,816)
	24,000	04/03/23	2.015%	3 Month LIBOR(1)	387,010	(909,090)	(1,296,100)
	16,300	06/20/23	2.604%	3 Month LIBOR(1)	(423,982)	(1,275,729)	(851,747)
	101,900	09/24/23	2.903%	3 Month LIBOR(1)	(4,887,264)	(10,247,050)	(5,359,786)
	98,000	08/15/24	2.559%	3 Month LIBOR(1)	(1,570,311)	(7,706,360)	(6,136,049)
	56,550	09/09/24	2.558%	3 Month LIBOR(1)	(904,581)	(4,448,011)	(3,543,430)
	4,300	02/23/25	2.232%	3 Month LIBOR(1)	181	(224,761)	(224,942)
	50,000	02/25/25	2.208%	3 Month LIBOR(1)	510	(2,513,554)	(2,514,064)

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	49

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Interest rate swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
	23,440	04/28/26	1.809%	3 Month LIBOR(1)	$320	$(246,946)	$(247,266)
	13,465	04/28/26	1.909%	3 Month LIBOR(2)	259	269,006	268,747
	8,500	02/15/40	3.193%	3 Month LIBOR(1)	(567,614)	(1,744,796)	(1,177,182)
	14,000	02/15/41	2.647%	3 Month LIBOR(1)	402	(1,379,004)	(1,379,406)
	1,300	12/12/42	2.590%	3 Month LIBOR(1)	65,803	(115,067)	(180,870)
	13,400	08/21/44	3.190%	3 Month LIBOR(1)	(926,224)	(3,015,977)	(2,089,753)
	4,000	07/02/45	2.937%	3 Month LIBOR(1)	222	(682,746)	(682,968)
ZAR	234,500	08/26/20	7.855%	3 Month JIBAR(2)	(54,270)	(140,214)	(85,944)
ZAR	11,500	10/22/23	7.625%	3 Month JIBAR(2)	916	(36,263)	(37,179)
ZAR	88,600	11/14/23	8.190%	3 Month JIBAR(2)	(85,064)	(85,479)	(415)
ZAR	50,000	01/08/25	7.540%	3 Month JIBAR(2)	13,041	(209,079)	(222,120)
ZAR	14,200	01/12/25	7.430%	3 Month JIBAR(2)	5,480	(66,279)	(71,759)
ZAR	34,200	01/13/25	7.430%	3 Month JIBAR(2)	13,227	(159,635)	(172,862)
ZAR	85,600	01/13/25	7.440%	3 Month JIBAR(2)	32,093	(395,845)	(427,938)
ZAR	17,100	01/11/26	9.330%	3 Month JIBAR(2)	3,842	61,276	57,434
ZAR	16,800	01/11/26	9.330%	3 Month JIBAR(2)	3,775	60,201	56,426

					$(14,290,115)	$(53,500,004)	$(39,209,889)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
MXN	143,100	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	$235,542	$—	$235,542	Credit Suisse First Boston Corp.
MXN	173,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	164,387	—	164,387	Deutsche Bank AG
	100,250	11/30/17	1.170%	3 Month LIBOR(1)	(876,106)	—	(876,106)	Credit Suisse First Boston Corp.
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	61,996	—	61,996	Hong Kong & Shanghai Bank

					$(414,181)	$—	$(414,181)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

50

Credit default swap agreements outstanding at April 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2016(4)	Unrealized Appreciation
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	144,050	$(2,761,661)	$(1,157,317)	$1,604,344

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity(c)	05/31/16	1.500%	556	$46	$—	$46	Goldman Sachs & Co.
Ameriquest Home Equity(c)	05/31/16	1.500%	961	80	—	80	Goldman Sachs & Co.
Ameriquest Home Equity(c)	05/31/16	1.500%	866	72	—	72	Goldman Sachs & Co.
Bank of America Prime Mortgage(c)	05/31/16	1.500%	1,553	129	—	129	Goldman Sachs & Co.
BSABS(c)	05/31/16	1.500%	435	36	—	36	Goldman Sachs & Co.
BSABS(c)	05/31/16	1.500%	875	73	—	73	Goldman Sachs & Co.
Chase Mortgage(c)	05/31/16	1.500%	1,221	102	—	102	Goldman Sachs & Co.
Chase Mortgage(c)	05/31/16	1.500%	863	72	—	72	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust(c)	05/23/16	1.500%	764	634	—	634	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust(c)	05/23/16	1.500%	291	242	—	242	Goldman Sachs & Co.
COMM Mortgage Trust(c)	05/23/16	1.500%	224	158	—	158	Goldman Sachs & Co.
COMM Mortgage Trust(c)	05/23/16	1.500%	1,312	1,089	—	1,089	Goldman Sachs & Co.
COMM Mortgage Trust(c)	05/23/16	1.500%	848	704	—	704	Goldman Sachs & Co.
COMM Mortgage Trust(c)	05/23/16	1.500%	772	641	—	641	Goldman Sachs & Co.
COMM Mortgage Trust(c)	05/23/16	1.500%	181	151	—	151	Goldman Sachs & Co.
Equifirst Home Equity(c)	05/31/16	1.500%	416	35	—	35	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(c)	05/02/16	1.500%	818	965	—	965	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(c)	05/02/16	1.500%	2,767	3,264	—	3,264	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(c)	05/02/16	1.500%	226	267	—	267	Goldman Sachs & Co.
Fremont Home Equity(c)	05/31/16	1.500%	277	23	—	23	Goldman Sachs & Co.
Fremont Home Equity(c)	05/31/16	1.500%	497	41	—	41	Goldman Sachs & Co.
GC Mortgage Securities Trust(c)	05/23/16	1.500%	342	241	—	241	Goldman Sachs & Co.
GMAC Home Equity(c)	05/31/16	1.500%	326	27	—	27	Goldman Sachs & Co.
GMAC Home Equity(c)	05/31/16	1.500%	1,184	99	—	99	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	05/23/16	1.500%	426	301	—	301	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	51

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d):
GS Mortgage Securities Trust(c)	05/23/16	1.500%	688	$485	$—	$485	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	05/23/16	1.500%	2,249	1,729	—	1,729	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	05/23/16	1.500%	671	557	—	557	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	05/23/16	1.500%	190	158	—	158	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	05/23/16	1.500%	283	235	—	235	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	05/23/16	1.500%	764	634	—	634	Goldman Sachs & Co.
GSAMP Home Equity(c)	05/31/16	1.500%	379	32	—	32	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities(c)	05/23/16	1.500%	418	347	—	347	Goldman Sachs & Co.
Lehman Home Equity(c)	05/31/16	1.500%	910	76	—	76	Goldman Sachs & Co.
LNR CCO Ltd.(c)	05/11/16	1.500%	4,348	4,670	—	4,670	Goldman Sachs & Co.
Long Beach Home Equity(c)	05/31/16	1.500%	618	51	—	51	Goldman Sachs & Co.
Morgan Stanley BAML Trust(c)	05/23/16	1.500%	198	140	—	140	Goldman Sachs & Co.
Morgan Stanley BAML Trust(c)	05/23/16	1.500%	1,835	1,523	—	1,523	Goldman Sachs & Co.
Morgan Stanley Home Equity(c)	05/31/16	1.500%	320	27	—	27	Goldman Sachs & Co.
Morgan Stanley Home Equity(c)	05/31/16	1.500%	322	27	—	27	Goldman Sachs & Co.
New Century Home Equity(c)	05/31/16	1.500%	472	39	—	39	Goldman Sachs & Co.
New Century Home Equity(c)	05/31/16	1.500%	738	61	—	61	Goldman Sachs & Co.
Option One Home Equity(c)	05/31/16	1.500%	233	19	—	19	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust(c)	05/23/16	1.500%	1,700	1,411	—	1,411	Goldman Sachs & Co.
WMC Home Equity(c)	05/31/16	1.500%	1,032	86	—	86	Goldman Sachs & Co.

				$21,799	$—	$21,799

See Notes to Financial Statements.

52

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	8,000	$(228,777)	$(489,693)	$260,916	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	7,000	(200,180)	38,818	(238,998)	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%	23,500	(672,031)	296,195	(968,226)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,500	(672,031)	312,157	(984,188)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,000	(657,733)	268,547	(926,280)	Deutsche Bank AG

				$(2,430,752)	$426,024	$(2,856,776)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Spain	12/20/20	1.000%	32,160	0.865%	$231,255	$(7,147)	$238,402	JPMorgan Chase
Mexico United Mexican States Government	12/20/20	1.000%	7,000	1.479%	(140,822)	(123,939)	(16,883)	Goldman Sachs & Co.
Peoples Republic of China	03/20/22	1.000%	5,000	1.402%	(104,648)	(79,787)	(24,861)	Deutsche Bank AG
Republic of Indonesia	09/20/20	1.000%	8,000	1.626%	(199,702)	(322,295)	122,593	Barclays Capital Group
Republic of Italy	09/20/20	1.000%	12,000	1.157%	(65,455)	(63,450)	(2,005)	JPMorgan Chase
Republic of Panama Government	09/20/20	1.000%	1,700	1.399%	(26,650)	(43,542)	16,892	Deutsche Bank AG
Republic of Portugal	12/20/20	1.000%	1,800	2.513%	(113,595)	(63,832)	(49,763)	Goldman Sachs & Co.
Republic of Slovenia	09/20/20	1.000%	2,500	0.931%	10,273	(18,359)	28,632	Barclays Capital Group
Republic of Slovenia	09/20/20	1.000%	25,000	0.931%	102,730	(181,167)	283,897	Barclays Capital Group
Republic of Turkey	09/20/20	1.000%	2,000	2.098%	(89,047)	(148,016)	58,969	Barclays Capital Group

					$(395,661)	$(1,051,534)	$655,873

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	53

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Cash of $39,915,000 has been segregated with Citigroup Global Markets to cover requirements for open cleared interest rate and credit default swap contracts at April 30, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at April 30, 2016:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	06/11/16	2,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$7,109	$—	$7,109

See Notes to Financial Statements.

54

Total return swap agreements outstanding at April 30, 2016 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Deutsche Bank AG	06/11/16	4,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(19,006)	$—	$(19,006)
Deutsche Bank AG	06/11/16	2,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	16,919	—	16,919
Deutsche Bank AG	06/11/16	4,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(44,031)	—	(44,031)
Credit Suisse First Boston Corp.	01/12/41	16,259	Receive fixed payments based on the IOS.FN30.450.10 Index and pay variable payments based on the 1 Month LIBOR	92,344	(44,543)	136,887

				$53,335	$(44,543)	$97,878

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligation	$—	$2,455,640	$—
Collateralized Loan Obligations	—	316,746,275	—
Non-Residential Mortgage-Backed Securities	—	41,759,102	—
Residential Mortgage-Backed Securities	—	202,738,426	3,999,584
Bank Loans	—	57,205,009	7,413,912
Commercial Mortgage-Backed Securities	—	113,402,941	—

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	55

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Level 1	Level 2	Level 3
Corporate Bonds	$—	$817,351,819	$—
Municipal Bonds	—	14,505,419	—
Non-Corporate Foreign Agencies	—	24,995,189	—
Residential Mortgage-Backed Securities	—	109,437,592	49,945,332
Sovereign Bonds	—	75,308,139	—
Affiliated Mutual Fund	161,320,913	—	—
Other Financial Instruments*
Futures Contracts	2,278,574	—	—
OTC Forward Foreign Currency Exchange Contracts	—	3,024,848	—
OTC Cross Currency Exchange Contracts	—	(275,333)	—
OTC Currency Swap Agreements	—	(418,470)	—
Centrally Cleared Interest Rate Swap Agreements	—	(39,209,889)	—
OTC Interest Rate Swap Agreements	—	(414,181)	—
Centrally Cleared Credit Default Swap Agreements	—	1,604,344	—
OTC Credit Default Swap Agreements	—	(2,826,413)	21,799
OTC Total Return Swap Agreements	—	53,335	—

Total	$163,599,487	$1,737,443,792	$61,380,627

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Asset-Backed Residential Mortgage- Backed Securities	Asset-Backed Non-Residential Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Forward Rate Agreements	Credit Default Swaps
Balance as of 10/31/15	$1,375,465	$—	$14,607,300	$4,939,860	$(386,245)	$—
Realized gain (loss)	(41,701)	—	14,658	—	—	—
Change in unrealized appreciation (depreciation)**	24,194	3,817	(8,271)	(680,945)	386,245	21,799
Purchases	1,457,002	3,995,767	—	14,845,257	—	—
Sales	(1,600,535)	—	(14,613,687)	(6,331,894)	—	—
Accrued discount/premium	—	—	—	48,754	—	—
Transfer into Level 3	6,199,487	—	—	42,064,160	—	—
Transfer out of Level 3	—	—	—	(4,939,860)	—	—

Balance as of 04/30/16	$7,413,912	$3,999,584	$—	$49,945,332	$—	$21,799

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(644,578) was relating to securities held at the reporting period end.

See Notes to Financial Statements.

56

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$7,413,912	Market Approach	Single Broker Indicative Quote
Asset-Backed Residential Mortgage-Backed Securities	3,999,584	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	49,945,332	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	21,799	Market Approach	Single Broker Indicative Quote

	$61,380,627

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$6,199,487	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quotes
Residential Mortgage-Backed Securities	42,064,160	L2 to L3	Evaluated Bid to Single Broker Indicative Quotes
Residential Mortgage-Backed Securities	4,939,860	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Residential Mortgage-Backed Securities	19.0%
Collateralized Loan Obligations	16.4
Affiliated Mutual Fund (including 6.7% of collateral for securities on loan)	8.4
Banks	6.5
Commercial Mortgage-Backed Securities	5.9
Sovereign Bonds	3.9
Healthcare-Services	3.2
Telecommunications	2.8
Media	2.4
Non-Residential Mortgage-Backed Securities	2.2
Electric	2.1
Retail	2.0
Entertainment	1.8
Chemicals	1.7
Insurance	1.7
Home Builders	1.6
Food	1.6
Diversified Financial Services	1.4
Building Materials	1.4
Non-Corporate Foreign Agencies	1.3%
Pharmaceuticals	1.0
Commercial Services	0.9
Auto Parts & Equipment	0.8
Oil & Gas	0.8
Healthcare & Pharmaceutical	0.8
Auto Manufacturers	0.8
Municipal Bonds	0.7
Lodging	0.7
Mining	0.7
Pipelines	0.7
Healthcare-Products	0.6
Airlines	0.6
Technology	0.5
Semiconductors	0.5
Transportation	0.4
Electronics	0.4
Forest & Paper Products	0.4
Retailers	0.4
Miscellaneous Manufacturing	0.4

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	57

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Software	0.4%
Capital Goods	0.3
Beverages	0.3
Machinery-Construction & Mining	0.3
Food & Beverage	0.3
Real Estate Investment Trusts (REITs)	0.3
Packaging & Containers	0.2
Cosmetics/Personal Care	0.2
Consumer	0.2
Gas	0.2
Environmental Control	0.2
Holding Companies—Diversified	0.2
Collateralized Debt Obligations	0.1
Distribution/Wholesale	0.1%
Media & Entertainment	0.1
Food Service	0.1
Iron/Steel	0.1
Automotive	0.1
Brokerage	0.1
Cable	0.1
Aerospace & Defense	0.1
Computers	0.1

103.5
Liabilities in excess of other assets	(3.5)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$1,032,100		Unrealized depreciation on OTC swap agreements	$3,211,204
Credit contracts	Premiums paid for OTC swap agreements	915,717		Premiums received for OTC swap agreements	1,541,227
Credit contracts	Due from/to broker—variation margin swaps	1,604,344	*	Due from/to broker—variation margin swaps	—	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	6,352,997		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,328,149
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	58,005		Unrealized depreciation on OTC cross currency exchange contracts	333,338
Interest rate contracts	Due from/to broker—variation margin futures	3,077,910	*	Due from/to broker—variation margin futures	799,336	*
Interest rate contracts	Due from/to broker—variation margin swaps	7,269,554	*	Due from/to broker—variation margin swaps	46,479,443	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	6,307,702		Unrealized depreciation on OTC swap agreements	7,033,247

See Notes to Financial Statements.

58

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Premiums paid for OTC swap agreements	$1,542	Premiums received for OTC swap agreements	$55,313

Total		$26,619,871		$62,781,257

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Forward Rate Agreements	Swaps	Total
Credit contracts	$(1,119,300)	$572,187	$—	$—	$—	$(3,268,850)	$(3,815,963)
Equity contracts	—	—	—	—	—	—	—
Foreign exchange contracts	—	—	—	(3,230,120)	—	—	(3,230,120)
Interest rate contracts	(2,632,747)	1,044,306	8,597,668	—	(659,418)	(9,471,170)	(3,121,361)

	$(3,752,047)	$1,616,493	$8,597,668	$(3,230,120)	$(659,418)	$(12,740,020)	$(10,167,444)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Forward Rate Agreements	Swaps	Total
Credit contracts	$52,135	$49,581	$—	$—	$—	$1,813,698	$1,915,414
Equity contracts	—	—	—	—	—	—	—
Foreign exchange contracts	—	—	—	1,969,029	—	—	1,969,029
Interest rate contracts	(1,769,242)	(606,616)	666,832	—	386,245	(20,102,662)	(21,425,443)

	$(1,717,107)	$(557,035)	$666,832	$1,969,029	$386,245	$(18,288,964)	$(17,541,000)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	59

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

For the six months ended April 30, 2016, the Fund’s average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(2)	Futures— Long Positions(3)	Futures— Short Positions(3)	Forward Foreign Currency Exchange Contracts— Purchased(4)	Forward Foreign Currency Exchange Contracts— Sold(4)
$4,616,602	$2,146,363	$777,328,141	$803,385,211	$156,446,910	$226,483,698

Cross Currency Exchange Contracts(3)	Currency Swap Agreements(2)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$39,328,882	$165,977	$148,767	$4,795,071	$215,517	$285,297	$39,825

(1)	Cost.
(2)	Notional Amount in USD (000).
(3)	Value at Trade Date.
(4)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Bank of America	$48,711	$(48,711)	$—	$—
Barclays Capital Group	796,823	(796,823)	—	—
Citigroup Global Markets	2,004,167	(1,157,383)	—	846,784
Credit Suisse First Boston Corp.	1,241,697	(1,241,697)	—	—
Deutsche Bank AG	927,471	(927,471)	—	—
Goldman Sachs & Co.	166,011	(166,011)	—	—
Hong Kong & Shanghai Bank	168,938	—	(145,091)	23,847
JPMorgan Chase	9,065,810	(7,478,212)	—	1,587,598
Toronto Dominion	209,617	(146,463)	—	63,154
UBS AG	38,818	(38,818)	—	—

	$14,668,063

See Notes to Financial Statements.

60

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Bank of America	$(337,682)	$48,711	$288,971	$—
Barclays Capital Group	(881,376)	796,823	—	(84,553)
Citigroup Global Markets	(1,157,383)	1,157,383	—	—
Credit Suisse First Boston Corp.	(3,864,133)	1,241,697	2,622,436	—
Deutsche Bank AG	(1,139,902)	927,471	—	(212,431)
Goldman Sachs & Co.	(258,329)	166,011	92,318	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	(7,478,212)	7,478,212	—	—
Toronto Dominion	(146,463)	146,463	—	—
UBS AG	(238,998)	38,818	200,180	—

	$(15,502,478)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	61

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value, including securities on loan of $127,127,770:
Unaffiliated investments (cost $1,858,342,033)	$1,837,264,379
Affiliated investments (cost $161,320,913)	161,320,913
Cash	4,601,031
Foreign currency, at value (cost $3,377,181)	3,378,381
Dividends and interest receivable	17,677,678
Unrealized appreciation on OTC swap agreements	7,339,802
Unrealized appreciation on OTC forward foreign currency exchange contracts	6,352,997
Deposit with broker for centrally cleared swaps	39,915,000
Deposit with broker for futures	8,290,000
Receivable for investments sold	4,565,599
Receivable for Fund shares sold	1,773,053
Premium paid for OTC swap agreements	917,259
Due from broker—variation margin futures	832,081
Unrealized appreciation on OTC cross currency exchange contracts	58,005
Prepaid expenses	8,313

Total assets	2,094,294,491

Liabilities
Payable to broker for collateral for securities on loan	130,312,653
Unrealized depreciation on OTC swap agreements	10,244,451
Payable for Fund shares reacquired	7,944,854
Payable for investments purchased	5,834,778
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,328,149
Premium received for OTC swap agreements	1,596,540
Management fee payable	1,139,342
Dividends payable	1,094,570
Accrued expenses and other liabilities	913,180
Due to broker—variation margin swaps	575,302
Unrealized depreciation on OTC cross currency exchange contracts	333,338
Distribution fee payable	160,879
Affiliated transfer agent fee payable	97,552

Total liabilities	163,575,588

Net Assets	$1,930,718,903

Net assets were comprised of:
Shares of beneficial interest, at par	$204,121
Paid-in capital in excess of par	2,052,744,155

2,052,948,276
Distributions in excess of net investment income	(9,947,848)
Accumulated net realized loss on investment and foreign currency transactions	(55,674,644)
Net unrealized depreciation on investments and foreign currencies	(56,606,881)

Net assets, April 30, 2016	$1,930,718,903

See Notes to Financial Statements.

62

Class A
Net asset value and redemption price per share ($236,652,025 ÷ 25,105,727 shares of beneficial interest issued and outstanding)	$9.43
Maximum sales charge (4.50% of offering price)	0.44

Maximum offering price to public	$9.87

Class C
Net asset value, offering price and redemption price per share
($132,785,366 ÷ 14,040,379 shares of beneficial interest issued and outstanding)	$9.46

Class Q
Net asset value, offering price and redemption price per share
($159,491,458 ÷ 16,894,363 shares of beneficial interest issued and outstanding)	$9.44

Class Z
Net asset value, offering price and redemption price per share
($1,401,790,054 ÷ 148,080,341 shares of beneficial interest issued and outstanding)	$9.47

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	63

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Interest income	$41,322,722
Affiliated income from securities lending, net	176,378
Affiliated dividend income	60,702

Total income	41,559,802

Expenses
Management fee	8,696,559
Distribution fee—Class A	347,860
Distribution fee—Class C	725,090
Transfer agent’s fees and expenses (including affiliated expense of $337,253)	1,434,000
Custodian and accounting fees	268,000
Registration fees	115,000
Shareholders’ reports	72,000
Audit fee	30,000
Trustees’ fees	27,000
Loan interest expense	27,309
Legal fees and expenses	19,000
Insurance expenses	16,000
Commitment fee on syndicated credit agreement	7,000
Miscellaneous	12,329

Total expenses	11,797,147
Less: Expense reimbursement	(948,644)

Net expenses	10,848,503

Net investment income	30,711,299

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(18,320,297)
Futures transactions	8,597,668
Options written transactions	1,616,493
Swap agreement transactions	(12,740,020)
Foreign currency transactions	(1,581,520)
Forward rate agreements	(659,418)

(23,087,094)

Net change in unrealized appreciation (depreciation) on:
Investments	11,920,144
Futures	666,832
Options written	(557,035)
Swap agreements	(18,288,964)
Foreign currencies	1,954,273
Forward rate agreements	386,245

(3,918,505)

Net loss on investment and foreign currency transactions	(27,005,599)

Net Increase In Net Assets Resulting From Operations	$3,705,700

See Notes to Financial Statements.

64

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$30,711,299	$68,302,192
Net realized loss on investment and foreign currency transactions	(23,087,094)	(39,940,409)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,918,505)	(45,524,134)

Net increase (decrease) in net assets resulting from operations	3,705,700	(17,162,351)

Dividends from net investment income (Note 1)
Class A	(3,007,206)	(8,455,798)
Class C	(1,024,882)	(2,762,018)
Class Q	(1,863,395)	(2,721,218)
Class Z	(19,153,529)	(47,805,272)

	(25,049,012)	(61,744,306)

Tax Return of Capital
Class A	—	(1,197,797)
Class C	—	(391,251)
Class Q	—	(385,471)
Class Z	—	(6,771,802)

	—	(8,746,321)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	271,811,305	1,007,801,320
Net asset value of shares issued in reinvestment of dividends and distributions	17,241,167	44,726,683
Cost of shares reacquired	(720,844,361)	(1,319,175,381)

Net decrease in net assets from Fund share transactions	(431,791,889)	(266,647,378)

Total decrease	(453,135,201)	(354,300,356)

Net Assets:
Beginning of period	2,383,854,104	2,738,154,460

End of period	$1,930,718,903	$2,383,854,104

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	65

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of five funds: Prudential QMA Large-Cap Core Equity Fund (formerly Prudential Large-Cap Core Equity Fund), Prudential International Real Estate Fund, Prudential Absolute Return Bond Fund (the “Fund”), Prudential Select Real Estate Fund and Prudential Real Estate Income Fund. These financial statements relate to Prudential Absolute Return Bond Fund, a diversified fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 30, 2011.

The Fund’s investment objective is to seek positive returns over the long term, regardless of market conditions.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 pm Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

66

Common and preferred stocks, exchange-traded funds and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

Prudential Absolute Return Bond Fund	67

Notes to Financial Statements (unaudited) (continued)

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

68

under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be

Prudential Absolute Return Bond Fund	69

Notes to Financial Statements (unaudited) (continued)

affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. The Fund may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of

70

the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund may enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange.

Prudential Absolute Return Bond Fund	71

Notes to Financial Statements (unaudited) (continued)

Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default

72

swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement

Prudential Absolute Return Bond Fund	73

Notes to Financial Statements (unaudited) (continued)

between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance

74

with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Payment In Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to receive any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Prudential Absolute Return Bond Fund	75

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books

76

and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .80% of the Fund’s average daily net assets up to $2.5 billion, .775% of the average daily net assets up to $5 billion and .75% of the average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursement was .80% for the six months ended April 30, 2016. The effective management fee rate, net of waivers and/or expense reimbursement, was .71%

PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .90% of the Fund’s average daily net assets until February 28, 2017.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and C shares, respectively. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to ..25% of the average daily net assets and the contractual 12b-1 fee waiver of .05% was terminated.

PIMS has advised the Fund that it has received $67,716 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2016, it received $737 and $8,673, in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Absolute Return Bond Fund	77

Notes to Financial Statements (unaudited) (continued)

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended April 30, 2016, PGIM, Inc. has been compensated approximately $22,920 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, for the six months ended April 30, 2016, were $451,852,471 and $887,715,133, respectively.

Transactions in options written during the six months ended April 30, 2016, were as follows:

	Notional Amount (000)	Premiums Received
Balance at beginning of period	$2,621,160	$2,256,581
Options written	7,376,520	5,543,986
Options closed	(3,566,150)	(4,030,060)
Options expired	(6,431,530)	(3,770,507)

Balance at end of period	$—	$—

78

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2016 were as follows:

Tax Basis	$2,033,262,014

Appreciation	21,060,588
Depreciation	(55,737,310)

Net Unrealized Depreciation	$(34,676,722)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2015 of approximately $30,857,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed during the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Prudential Absolute Return Bond Fund	79

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	1,932,353	$18,069,055
Shares issued in reinvestment of dividends and distributions	251,168	2,343,728
Shares reacquired	(10,054,278)	(93,572,424)

Net increase (decrease) in shares outstanding before conversion	(7,870,757)	(73,159,641)
Shares issued upon conversion from other share class(es)	130,986	1,218,185
Shares reacquired upon conversion into other share class(es)	(416,193)	(3,877,281)

Net increase (decrease) in shares outstanding	(8,155,964)	$(75,818,737)

Year ended October 31, 2015:
Shares sold	9,159,964	$88,548,404
Shares issued in reinvestment of dividends and distributions and tax return of capital	767,890	7,406,202
Shares reacquired	(22,214,130)	(214,083,595)

Net increase (decrease) in shares outstanding before conversion	(12,286,276)	(118,128,989)
Shares issued upon conversion from other share class(es)	413,369	3,999,231
Shares reacquired upon conversion into other share class(es)	(1,116,748)	(10,782,429)

Net increase (decrease) in shares outstanding	(12,989,655)	$(124,912,187)

Class C
Six months ended April 30, 2016:
Shares sold	516,853	$4,850,480
Shares issued in reinvestment of dividends and distributions	87,239	816,632
Shares reacquired	(3,392,631)	(31,715,034)

Net increase (decrease) in shares outstanding before conversion	(2,788,539)	(26,047,922)
Shares issued upon conversion from other share class(es)	7,065	66,762
Shares reacquired upon conversion into other share class(es)	(182,155)	(1,709,018)

Net increase (decrease) in shares outstanding	(2,963,629)	$(27,690,178)

Year ended October 31, 2015:
Shares sold	3,281,932	$31,827,844
Shares issued in reinvestment of dividends and distributions and tax return of capital	252,859	2,455,008
Shares reacquired	(5,849,278)	(56,486,343)

Net increase (decrease) in shares outstanding before conversion	(2,314,487)	(22,203,491)
Shares issued upon conversion from other share class(es)	293	2,817
Shares reacquired upon conversion into other share class(es)	(568,639)	(5,485,484)

Net increase (decrease) in shares outstanding	(2,882,833)	$(27,686,158)

80

Class Q	Shares	Amount
Six months ended April 30, 2016:
Shares sold	628,286	$5,848,524
Shares issued in reinvestment of dividends and distributions	199,425	1,864,443
Shares reacquired†	(285,124)	(2,642,179)

Net increase (decrease) in shares outstanding before conversion	542,587	5,070,788
Shares issued upon conversion from other share class(es)	410,684	3,778,293

Net increase (decrease) in shares outstanding	953,271	$8,849,081

Year ended October 31, 2015:
Shares sold	15,365,666	$148,814,878
Shares issued in reinvestment of dividends and distributions and tax return of capital	322,957	3,104,469
Shares reacquired	(2,026,331)	(19,436,578)

Net increase (decrease) in shares outstanding before conversion	13,662,292	132,482,769
Shares issued upon conversion from other share class(es)	338,526	3,270,165

Net increase (decrease) in shares outstanding	14,000,818	$135,752,934

Class Z
Six months ended April 30, 2016:
Shares sold	25,814,214	$243,043,246
Shares issued in reinvestment of dividends and distributions	1,303,599	12,216,364
Shares reacquired	(63,569,862)	(592,914,724)

Net increase (decrease) in shares outstanding before conversion	(36,452,049)	(337,655,114)
Shares issued upon conversion from other share class(es)	596,386	5,586,299
Shares reacquired upon conversion into other share class(es)	(547,273)	(5,063,240)

Net increase (decrease) in shares outstanding	(36,402,936)	$(337,132,055)

Year ended October 31, 2015:
Shares sold	76,184,518	$738,610,194
Shares issued in reinvestment of dividends and distributions and tax return on capital	3,283,088	31,761,004
Shares reacquired	(106,576,807)	(1,029,168,865)

Net increase (decrease) in shares outstanding before conversion	(27,109,201)	(258,797,667)
Shares issued upon conversion from other shares class(es)	1,675,175	16,217,078
Shares reacquired upon conversion into other share class(es)	(744,228)	(7,221,378)

Net increase (decrease) in shares outstanding	(26,178,254)	$(249,801,967)

†	Includes affiliated redemption of 116 shares with a value of $1,093 for Class Q shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential Absolute Return Bond Fund	81

Notes to Financial Statements (unaudited) (continued)

The Fund utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 35 days that the Fund had loans outstanding during the period was $16,695,714, borrowed at a weighted average interest rate of 1.68%. The maximum loan outstanding amount during the period was $74,114,000. As of April 30, 2016, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

82

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,				March 30, 2011(e) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.48		$9.79	$9.82	$9.92	$9.72	$10.00
Income (loss) from investment operations:
Net investment income	.12		.23	.25	.21	.22	.18
Net realized and unrealized gain (loss) on investment transactions	(.07)		(.30)	.02	(.03)	.30	(.31)
Total from investment operations	.05		(.07)	.27	.18	.52	(.13)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.21)	(.30)	(.23)	(.30)	(.15)
Tax return of capital	-		(.03)	-	(.05)	-	-
Distributions from net realized gains	-		-	-	-	(.02)	-
Total dividends and distributions	(.10)		(.24)	(.30)	(.28)	(.32)	(.15)
Net asset value, end of period	$9.43		$9.48	$9.79	$9.82	$9.92	$9.72
Total Return(b):	.55%		(.78)%	2.76%	1.86%	5.49%	(1.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$236,652		$315,214	$452,955	$469,604	$91,250	$2,709
Average net assets (000)	$279,805		$383,950	$483,199	$303,234	$18,023	$2,240
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.15%	(f)	1.15%	1.15%	1.14%	1.11%	1.30%	(f)
Expenses before waivers and/or expense reimbursement	1.24%	(f)	1.24%	1.27%	1.28%	1.54%	2.70%	(f)
Net investment income	2.69%	(f)	2.39%	2.58%	2.17%	2.53%	2.90%	(f)
Portfolio turnover rate	26%	(g)	64%	64%	125%	152%	112%	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 waiver was terminated.
(e)	Commencement of operations.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	83

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,				March 30, 2011(d) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.51		$9.82	$9.85	$9.94	$9.73	$10.00
Income (loss) from investment operations:
Net investment income	.09		.16	.18	.14	.16	.13
Net realized and unrealized gain (loss) on investment transactions	(.07)		(.31)	.01	(.02)	.29	(.30)
Total from investment operations	.02		(.15)	.19	.12	.45	(.17)
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.13)	(.22)	(.16)	(.22)	(.10)
Tax return of capital	-		(.03)	-	(.05)	-	-
Distributions from net realized gains	-		-	-	-	(.02)	-
Total dividends and distributions	(.07)		(.16)	(.22)	(.21)	(.24)	(.10)
Net asset value, end of period	$9.46		$9.51	$9.82	$9.85	$9.94	$9.73
Total Return(b):	0.18%		(1.51)%	1.97%	1.18%	4.78%	(1.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$132,785		$161,679	$195,312	$172,326	$28,708	$4,030
Average net assets (000)	$145,816		$183,419	$183,745	$97,736	$7,066	$2,254
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.90%	(e)	1.90%	1.90%	1.89%	1.88%	2.05%	(e)
Expenses before waivers and/or expense reimbursement	1.99%	(e)	1.97%	1.97%	1.98%	2.39%	3.39%	(e)
Net investment income	1.93%	(e)	1.62%	1.81%	1.41%	1.86%	2.17%	(e)
Portfolio turnover rate	26%	(f)	64%	64%	125%	152%	112%	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

84

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,				March 30, 2011(d) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.49		$9.81	$9.83	$9.94	$9.73	$10.00
Income (loss) from investment operations:
Net investment income	.14		.25	.28	.27	.30	.16
Net realized and unrealized gain (loss) on investment transactions	(.08)		(.30)	.03	(.06)	.26	(.27)
Total from investment operations	.06		(.05)	.31	.21	.56	(.11)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.24)	(.33)	(.27)	(.33)	(.16)
Tax return of capital	-		(.03)	-	(.05)	-	-
Distributions from net realized gains	-		-	-	-	(.02)	-
Total dividends and distributions	(.11)		(.27)	(.33)	(.32)	(.35)	(.16)
Net asset value, end of period	$9.44		$9.49	$9.81	$9.83	$9.94	$9.73
Total Return(b):	.70%		(.57)%	3.16%	2.10%	5.99%	(1.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$159,491		$151,294	$19,025	$17,829	$1	$1
Average net assets (000)	$151,566		$125,910	$18,604	$3,144	$1	$1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.86%	(e)	.85%	.85%	.90%	.89%	1.05%	(e)
Expenses before waivers and/or expense reimbursement	.86%	(e)	.85%	.85%	.94%	1.54%	2.45%	(e)
Net investment income	2.98%	(e)	2.61%	2.87%	2.87%	3.11%	2.74%	(e)
Portfolio turnover rate	26%	(f)	64%	64%	125%	152%	112%	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	85

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				March 30, 2011(d) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.52		$9.83	$9.86	$9.95	$9.74	$10.00
Income (loss) from investment operations:
Net investment income	.14		.25	.27	.24	.27	.16
Net realized and unrealized gain (loss) on investment transactions	(.08)		(.30)	.02	(.02)	.28	(.27)
Total from investment operations	.06		(.05)	.29	.22	.55	(.11)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.23)	(.32)	(.26)	(.32)	(.15)
Tax return of capital	-		(.03)	-	(.05)	-	-
Distributions from net realized gains	-		-	-	-	(.02)	-
Total dividends and distributions	(.11)		(.26)	(.32)	(.31)	(.34)	(.15)
Net asset value, end of period	$9.47		$9.52	$9.83	$9.86	$9.95	$9.74
Total Return(b):	.67%		(.53)%	3.00%	2.21%	5.81%	(1.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,401,790		$1,755,667	$2,070,862	$1,201,383	$82,364	$28,192
Average net assets (000)	$1,608,831		$2,029,397	$1,484,697	$672,382	$34,383	$27,018
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.90%	(e)	.90%	.90%	.90%	.89%	1.05%	(e)
Expenses before waivers and/or expense reimbursement	.99%	(e)	.97%	.97%	.99%	1.50%	2.48%	(e)
Net investment income	2.92%	(e)	2.61%	2.79%	2.43%	2.92%	2.70%	(e)
Portfolio turnover rate	26%	(f)	64%	64%	125%	152%	112%	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

86

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Absolute Return Bond Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PADAX	PADCX	PADQX	PADZX
CUSIP	74441J852	74441J845	74441J837	74441J829

MF213E2    0293026-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Select Real Estate Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Select Real Estate Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Select Real Estate Fund

June 15, 2016

Prudential Select Real Estate Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	–0.39	0.55	7.57 (8/1/14)
Class C	–0.66	–0.19	6.19 (8/1/14)
Class Q	–0.24	0.81	8.01 (8/1/14)
Class Z	–0.17	0.86	8.11 (8/1/14)
FTSE EPRA/NAREIT Developed Real Estate Index	3.63	1.91	7.03
S&P 500 Index	0.43	1.21	10.98
Lipper Global Real Estate Funds Average	2.28	0.17	5.85
S&P Developed Property Net Index	4.19	1.77	7.41

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Since Inception (%)
Class A		–5.36	1.55 (8/1/14)
Class C		–1.53	4.24 (8/1/14)
Class Q		0.41	5.31 (8/1/14)
Class Z		0.40	5.32 (8/1/14)
FTSE EPRA/NAREIT Developed Real Estate Index		0.41	4.22
S&P 500 Index		1.78	6.20
Lipper Global Real Estate Funds Average		–0.48	3.66
S&P Developed Property Net Index		0.78	4.36

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

4	Visit our website at prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

FTSE EPRA/NAREIT Developed Real Estate Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate investment Trusts (FTSE EPRA/NAREIT) Developed Real Estate Index is unmanaged and designed to track the performance of listed real estate companies and REITs worldwide.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average (Lipper Average) includes funds that invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US.

S&P Developed Property Net Index—The S&P Developed Property Net Index is an unmanaged, weighted index which measures the investable universe of publicly traded property companies domiciled in developed markets.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception

Prudential Select Real Estate Fund	5

Your Fund’s Performance (continued)

returns for the Indexes and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Mitsui Fudosan Co. Ltd. (Japan), Diversified Real Estate Activities	5.2
Hudson Pacific Properties, Inc., Office REITs	4.4
New York REIT, Inc., Office REITs	4.0
General Growth Properties, Inc., Retail REITs	3.9
Sovran Self Storage, Inc., Specialized REITs	3.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Retail REITs	22.0
Residential REITs	20.8
Office REITs	15.0
Diversified REITs	14.5
Specialized REITs	9.4

Industry weightings reflect only long-term investments and are subject to change.

6	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over

Prudential Select Real Estate Fund	7

Fees and Expenses (continued)

the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Select Real Estate Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$996.10	1.35%	$6.70
	Hypothetical	$1,000.00	$1,018.15	1.35%	$6.77
Class C	Actual	$1,000.00	$993.40	2.10%	$10.41
	Hypothetical	$1,000.00	$1,014.42	2.10%	$10.52
Class Q	Actual	$1,000.00	$997.60	1.10%	$5.46
	Hypothetical	$1,000.00	$1,019.39	1.10%	$5.52
Class Z	Actual	$1,000.00	$998.30	1.10%	$5.47
	Hypothetical	$1,000.00	$1,019.39	1.10%	$5.52

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	5.76	1.35
C	6.45	2.10
Q	4.94	1.10
Z	5.49	1.10

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

8	Visit our website at prudentialfunds.com

Portfolio of Investments (unaudited)

as of April 30, 2016

	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Diversified Real Estate Activities 8.0%
Mitsui Fudosan Co. Ltd. (Japan)	12,110	$295,755
Sun Hung Kai Properties Ltd. (Hong Kong)	12,770	160,942

		456,697

Diversified REITs 14.5%
Empire State Realty Trust, Inc. (Class A Stock)	9,600	177,696
First Potomac Realty Trust	10,894	91,619
Hibernia REIT PLC (Ireland)	76,962	113,594
Land Securities Group PLC (United Kingdom)	11,350	187,995
STORE Capital Corp., REIT	5,550	142,468
Suntec Real Estate Investment Trust (Singapore)	93,650	117,009

		830,381

Health Care REITs 4.0%
Community Healthcare Trust, Inc.	4,811	87,560
Physicians Realty Trust	7,580	137,426

		224,986

Hotel & Resort REITs 2.8%
Sunstone Hotel Investors, Inc.	12,439	159,344

Industrial REITs 2.7%
Rexford Industrial Realty, Inc.	4,866	91,335
Segro PLC (United Kingdom)	10,300	62,932

		154,267

Office REITs 15.0%
Great Portland Estates PLC (United Kingdom)	14,870	164,882
Hudson Pacific Properties, Inc.	8,700	254,475
Keppel REIT (Singapore)	160,630	125,186
New York REIT, Inc.	23,279	228,832
SL Green Realty Corp.	820	86,166

		859,541

Residential REITs 20.8%
Apartment Investment & Management Co. (Class A Stock)	3,110	124,587
Boardwalk Real Estate Investment Trust (Canada)	2,850	121,977
Empiric Student Property PLC (United Kingdom)	83,283	136,596
Equity LifeStyle Properties, Inc.	1,380	94,516
Equity Residential	2,450	166,772
Essex Property Trust, Inc.	890	196,201

See Notes to Financial Statements.

Prudential Select Real Estate Fund	9

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Residential REITs (cont’d.)
Irish Residential Properties REIT PLC (Ireland)	73,398	$94,130
Monogram Residential Trust, Inc.	8,500	86,105
Sun Communities, Inc.	2,489	168,928

		1,189,812

Retail REITs 22.0%
Acadia Realty Trust	3,900	131,430
British Land Co. PLC (The) (United Kingdom)	18,350	193,070
Equity One, Inc.	6,136	173,649
Federal Realty Investment Trust	1,140	173,371
General Growth Properties, Inc.	7,875	220,736
Mapletree Commercial Trust (Singapore)	97,000	108,114
Retail Properties of America, Inc. (Class A Stock)	9,750	155,902
Taubman Centers, Inc.	1,490	103,481

		1,259,753

Specialized REITs 9.4%
CyrusOne, Inc.	1,300	57,369
Equinix, Inc.	220	72,677
Extra Space Storage, Inc.	2,275	193,261
Sovran Self Storage, Inc.	2,030	215,627

		538,934

TOTAL INVESTMENTS 99.2% (cost $5,717,141)(Note 5)		5,673,715
Other assets in excess of liabilities 0.8%		46,267

NET ASSETS 100.0%		$5,719,982

The following abbreviations are used in the semiannual report:

OTC—Over-the-counter

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

10

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$—	$456,697	$—
Diversified REITs	525,377	305,004	—
Health Care REITs	224,986	—	—
Hotel & Resort REITs	159,344	—	—
Industrial REITs	91,335	62,932	—
Office REITs	569,473	290,068	—
Residential REITs	1,189,812	—	—
Retail REITs	958,569	301,184	—
Specialized REITs	538,934	—	—

Total	$4,257,830	$1,415,885	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2016 were as follows:

Retail REITs	22.0%
Residential REITs	20.8
Office REITs	15.0
Diversified REITs	14.5
Specialized REITs	9.4
Diversified Real Estate Activities	8.0
Health Care REITs	4.0
Hotel & Resort REITs	2.8%
Industrial REITs	2.7

99.2
Other assets in excess of liabilities	0.8

100.0%

See Notes to Financial Statements.

Prudential Select Real Estate Fund	11

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $5,717,141)	$5,673,715
Receivable for investments sold	136,826
Due from Manager	13,800
Dividends receivable	10,903
Tax reclaim receivable	128
Prepaid expenses	207

Total assets	5,835,579

Liabilities
Payable for investments purchased	67,946
Accrued expenses and other liabilities	43,580
Payable to custodian	3,925
Affiliated transfer agent fee payable	86
Distribution fee payable	60

Total liabilities	115,597

Net Assets	$5,719,982

Net assets were comprised of:
Shares of beneficial interest, at par	$577
Paid-in capital in excess of par	5,777,834

5,778,411
Distributions in excess of net investment income	(26,572)
Accumulated net realized gain on investment and foreign currency transactions	11,408
Net unrealized depreciation on investments and foreign currencies	(43,265)

Net assets, April 30, 2016	$5,719,982

See Notes to Financial Statements.

12

Class A
Net asset value and redemption price per share, ($129,948 ÷ 12,950 shares of beneficial interest issued and outstanding)	$10.03
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.61

Class C
Net asset value, offering price and redemption price per share, ($47,754 ÷ 4,790 shares of beneficial interest issued and outstanding)	$9.97

Class Q
Net asset value, offering price and redemption price per share, ($5,413,401 ÷ 546,032 shares of beneficial interest issued and outstanding)	$9.91

Class Z
Net asset value, offering price and redemption price per share, ($128,879 ÷ 12,819 shares of beneficial interest issued and outstanding)	$10.05

See Notes to Financial Statements.

Prudential Select Real Estate Fund	13

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $3,883)	$107,886
Affiliated dividend income	324

Total income	108,210

Expenses
Management fee	25,988
Distribution fee—Class A	132
Distribution fee—Class C	210
Registration fees	32,000
Custodian and accounting fees	25,000
Audit fee	15,000
Shareholders’ reports	11,000
Legal fees and expenses	10,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $240)	700
Miscellaneous	11,227

Total expenses	136,257
Less: Management fee waiver and/or expense reimbursement	(105,828)
Distribution fee waiver—Class A	(22)

Net expenses	30,407

Net investment income	77,803

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	42,946
Foreign currency transactions	(307)

42,639

Net change in unrealized appreciation (depreciation) on:
Investments	(142,925)
Foreign currencies	188

(142,737)

Net loss on investment and foreign currency transactions	(100,098)

Net Decrease In Net Assets Resulting From Operations	$(22,295)

See Notes to Financial Statements.

14

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$77,803	$51,391
Net realized gain on investment and foreign currency transactions	42,639	221,338
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(142,737)	(4,864)

Net increase (decrease) in net assets resulting from operations	(22,295)	267,865

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,938)	—
Class C	(487)	—
Class Q	(137,024)	(51,503)
Class Z	(3,104)	—

	(142,553)	(51,503)

Distributions from net realized gains
Class A	(3,969)	(160)
Class C	(1,433)	(322)
Class Q	(215,530)	(43,237)
Class Z	(5,495)	(87)

	(226,427)	(43,806)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	258,574	184,146
Net asset value of shares issued in reinvestment of dividends and distributions	368,979	95,307
Cost of shares reacquired	(143,407)	(27,737)

Net increase in net assets from Fund share transactions	484,146	251,716

Total increase	92,871	424,272

Net Assets:
Beginning of period	5,627,111	5,202,839

End of period(a)	$5,719,982	$5,627,111

(a) Includes undistributed net investment income of:	$—	$38,178

See Notes to Financial Statements.

Prudential Select Real Estate Fund	15

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of five portfolios: Prudential Select Real Estate (the “Fund”), Prudential International Real Estate Fund, Prudential QMA Large-Cap Core Equity Fund, Prudential Absolute Return Bond Fund and Prudential Real Estate Income Fund. These financial statements relate only to Prudential Select Real Estate Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a Delaware business trust on September 18, 1998. The Fund commenced operations on August 1, 2014. The Fund’s investment objective is to seek capital appreciation and income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

16

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest

Prudential Select Real Estate Fund	17

Notes to Financial Statements (unaudited) (continued)

rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of

18

fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations: such amounts are included in net realized gain (loss) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income (loss) (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Prudential Select Real Estate Fund	19

Notes to Financial Statements (unaudited) (continued)

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM Real Estate, formerly known as Prudential Real Estate Investors (“PREI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly at an annual rate of the Fund’s average daily net assets. Through September 30, 2015, the management fee paid to PI was based on an annual fee rate of .95% of the Funds average daily net assets. Effective October 1, 2015 the management fee paid to PI is based on an annual rate of .95% of the Fund’s average daily net assets up to $1 billion, .93% of the next $2 billion, .91% of the next $2 billion, .90% of the next $5 billion and .89% of the average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was .95% for the period ended April 30, 2016. For the period ended April 30, 2016, waivers and/or expense reimbursements exceeded the effective management fee.

PI has contractually agreed through February 28, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to 1.10% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, C, Q and Z shares of the Fund.

20

The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through February 28, 2017 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $192 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2016, there were no contingent deferred sales charges imposed.

PI, PGIM, Inc., and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between and investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2016, were $3,916,023 and $3,767,315, respectively.

Prudential Select Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2016 were as follows:

Tax Basis	$5,776,742

Appreciation	166,212
Depreciation	(269,239)

Net Unrealized Depreciation	$(103,027)

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of up to 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

22

As of April 30, 2016, Prudential, through its affiliates, owned 1,073 Class A shares, 1,065 Class C shares, 546,032 Class Q shares and 1,076 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	9,090	$92,322
Shares issued in reinvestment of dividends and distributions	593	5,905
Shares reacquired	(2,559)	(23,530)

Net increase (decrease) in shares outstanding before conversion	7,124	74,697
Shares issued upon conversion from other share class(es)	52	567

Net increase (decrease) in shares outstanding	7,176	$75,264

Year ended October 31, 2015:
Shares sold	5,019	$51,736
Shares issued in reinvestment of dividends and distributions	15	160
Shares reacquired	(396)	(4,113)

Net Increase (decrease) in shares outstanding before conversion	4,638	47,783
Shares reacquired upon conversion into other share class(es)	(579)	(6,225)

Net Increase (decrease) in shares outstanding	4,059	$41,558

Class C
Six months ended April 30, 2016:
Shares sold	1,203	$12,000
Shares issued in reinvestment of dividends and distributions	194	1,920

Net increase (decrease) in shares outstanding	1,397	$13,920

Year ended October 31, 2015:
Shares sold	4,423	$45,727
Shares issued in reinvestment of dividends and distributions	31	322
Shares reacquired	(2,061)	(21,998)

Net Increase (decrease) in shares outstanding	2,393	$24,051

Class Q
Six months ended April 30, 2016:
Shares issued in reinvestment of dividends and distributions	35,780	$352,555

Net increase (decrease) in shares outstanding	35,780	$352,555

Year ended October 31, 2015:
Shares issued in reinvestment of dividends and distributions	9,252	$94,739

Net Increase (decrease) in shares outstanding	9,252	$94,739

Prudential Select Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2016:
Shares sold	15,273	$154,252
Shares issued in reinvestment of dividends and distributions	862	8,599
Shares reacquired	(13,188)	(119,877)

Net increase (decrease) in shares outstanding before conversion	2,947	42,974
Shares reacquired upon conversion into other share class(es)	(52)	(567)

Net increase (decrease) in shares outstanding	2,895	$42,407

Year ended October 31, 2015:
Shares sold	8,495	$86,683
Shares issued in reinvestment of dividends and distributions	8	86
Shares reacquired	(156)	(1,626)

Net Increase (decrease) in shares outstanding before conversion	8,347	85,143
Shares issued upon conversion from other share class(es)	577	6,225

Net Increase (decrease) in shares outstanding	8,924	$91,368

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance.

24

Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Select Real Estate Fund	25

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	August 1, 2014(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.71	$10.30	$10.00
Income (loss) from investment operations:
Net investment income	.12	.09	.01
Net realized and unrealized gain (loss) on investment transactions	(.17)	.41	.29
Total from investment operations	(.05)	.50	.30
Less Dividends and Distributions:
Dividends from net investment income	(.21)	-	-
Distributions from net realized gains	(.42)	(.09)	-
Total dividends and distributions	(.63)	(.09)	-
Net asset value, end of period	$10.03	$10.71	$10.30
Total Return(a)	(.39)%	4.85%	3.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$130	$62	$18
Average net assets (000)	$88	$27	$15
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.35% (e)	1.35%	1.35%	(e)
Expense before waivers and/or expense reimbursement	5.76% (e)	5.16%	20.58%	(e)
Net investment income	2.50% (e)	.86%	.46%	(e)
Portfolio turnover rate	69% (f)	150%	18%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

26

Class C Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	August 1, 2014(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.60	$10.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08	(.03)	(.01)
Net realized and unrealized gain (loss) on investment transactions	(.16)	.44	.29
Total from investment operations	(.08)	.41	.28
Less Dividends and Distributions:
Dividends from net investment income	(.13)	-	-
Distributions from net realized gains	(.42)	(.09)	-
Total dividends and distributions	(.55)	(.09)	-
Net asset value, end of period	$9.97	$10.60	$10.28
Total Return(a)	(.66)%	3.98%	2.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48	$36	$10
Average net assets (000)	$42	$46	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	2.10% (e)	2.10%	2.10%	(e)
Expense before waivers and/or expense reimbursement	6.45% (e)	5.54%	20.42%	(e)
Net investment (loss) income	1.71% (e)	(.30)%	(.26)%	(e)
Portfolio turnover rate	69% (f)	150%	18%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Select Real Estate Fund	27

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	August 1, 2014(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.63	$10.31	$10.00
Income (loss) from investment operations:
Net investment income	.14	.10	.02
Net realized and unrealized gain (loss) on investment transactions	(.17)	.41	.29
Total from investment operations	(.03)	.51	.31
Less Dividends and Distributions:
Dividends from net investment income	(.27)	(.10)	-
Distributions from net realized gains	(.42)	(.09)	-
Total dividends and distributions	(.69)	(.19)	-
Net asset value, end of period	$9.91	$10.63	$10.31
Total Return(a)	(.24)%	5.01%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,413	$5,423	$5,165
Average net assets (000)	$5,227	$5,288	$4,983
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.10% (e)	1.10%	1.10%	(e)
Expense before waivers and/or expense reimbursement	4.94% (e)	4.51%	14.06%	(e)
Net investment income	2.87% (e)	.96%	.75%	(e)
Portfolio turnover rate	69% (f)	150%	18%	(f)

(a)	Total return is calculated assuming a purchase of a shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

28

Class Z Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	August 1, 2014(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.74	$10.31	$10.00
Income (loss) from investment operations:
Net investment income	.13	.10	.02
Net realized and unrealized gain on investment transactions	(.16)	.42	.29
Total from investment operations	(.03)	.52	.31
Less Dividends and Distributions:
Dividends from net investment income	(.24)	-	-
Distributions from net realized gains	(.42)	(.09)	-
Total dividends and distributions	(.66)	(.09)	-
Net asset value, end of period	$10.05	$10.74	$10.31
Total Return(a)	(.17)%	5.04%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$129	$107	$10
Average net assets (000)	$142	$39	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.10% (e)	1.10%	1.10%	(e)
Expense before waivers and/or expense reimbursement	5.49% (e)	5.16%	19.50%	(e)
Net investment income	2.63% (e)	.98%	.77%	(e)
Portfolio turnover rate	69% (f)	150%	18%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Select Real Estate Fund	29

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Select Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SELECT REAL ESTATE FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	SREAX	SRECX	SREQX	SREZX
CUSIP	74441J811	74441J795	74441J787	74441J779

MF223E2    0293068-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Real Estate Income Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: To seek income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Real Estate Income Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Real Estate Income Fund

June 15, 2016

Prudential Real Estate Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	Since Inception (%)
Class A	1.41	–1.17 (6/3/15)
Class C	1.14	–1.80 (6/3/15)
Class Z	1.54	–0.96 (6/3/15)
Custom Blend Index	3.81	4.64
Lipper Global Real Estate Funds Average	2.28	1.50

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		Since Inception (%)
Class A		N/A (6/3/15)
Class C		N/A (6/3/15)
Class Z		N/A (6/3/15)
Custom Blend Index		N/A
Lipper Global Real Estate Funds Average		N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 years of returns.

4	Visit our website at prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

Custom Blend Index—The Custom Blend Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Real Estate Index (80%), which is an unmanaged index that measures the performance of all real estate investment trusts (REITs) listed on the New York Stock Exchange, NASDAQ National Market, and American Stock Exchange; and the BofA Merrill Lynch 7% Constrained REIT Preferred Securities Index (20%), an unmanaged index that is a subset of the BofA Merrill Lynch Fixed Rate Preferred Securities Index including all REIT-issued preferred securities.

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average includes funds that invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Real Estate Income Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
MGM Growth Properties LLC, Hotel & Resort REITs	5.0
Ascendas Real Estate Investment Trust (Singapore), Industrial REITs	4.7
Community Healthcare Trust, Inc., Health Care REITs	4.7
Chesapeake Lodging Trust, Hotel & Resort REITs	4.3
Keppel REIT (Singapore), Office REITs	3.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Retail REITs	20.7
Health Care REITs	19.6
Diversified REITs	16.3
Industrial REITs	13.2
Hotel & Resort REITs	12.9

Industry weightings reflect only long-term investments and are subject to change.

6	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Real Estate Income Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Real Estate Income Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,014.10	1.35%	$6.76
	Hypothetical	$1,000.00	$1,018.15	1.35%	$6.77
Class C	Actual	$1,000.00	$1,011.40	2.10%	$10.50
	Hypothetical	$1,000.00	$1,014.42	2.10%	$10.52
Class Z	Actual	$1,000.00	$1,015.40	1.10%	$5.51
	Hypothetical	$1,000.00	$1,019.39	1.10%	$5.52

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	6.43	1.35
C	7.44	2.10
Z	6.56	1.10

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

8	Visit our website at prudentialfunds.com

Portfolio of Investments

as of April 30, 2016 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS 80.7%

Diversified REITs 10.5%
Agellan Commercial Real Estate Investment Trust (Canada)	8,640	$63,697
First Potomac Realty Trust	11,179	94,015
Lexington Realty Trust	13,295	116,730
Mirvac Group (Australia)	15,458	21,871
Northstar Realty Finance Corp.	13,315	170,299
STORE Capital Corp.	1,935	49,671
Suntec Real Estate Investment Trust (Singapore)	31,341	39,158

		555,441

Health Care REITs 19.6%
Care Capital Properties, Inc.	5,290	141,084
Community Healthcare Trust, Inc.	13,609	247,684
Physicians Realty Trust	9,940	180,212
Sabra Health Care REIT, Inc.	5,616	118,442
Senior Housing Properties Trust	8,903	156,515
Welltower, Inc.	2,717	188,614

		1,032,551

Hotel & Resort REITs 9.3%
Chesapeake Lodging Trust	9,211	226,867
MGM Growth Properties LLC (Class A Stock)*	12,085	266,716

		493,583

Industrial REITs 11.7%
Ascendas Real Estate Investment Trust (Singapore)	137,051	250,130
Cache Logistics Trust (Singapore)	320,237	205,809
Prologis Property Mexico SA de CV (Mexico)*	60,657	95,826
STAG Industrial, Inc.	3,360	67,066

		618,831

Office REITs 9.4%
Alstria Office REIT-AG (Germany)*	5,425	76,177
Dexus Property Group (Australia)	9,419	60,057
Investa Office Fund (Australia)	17,099	53,991
Keppel REIT (Singapore)	264,200	205,902
New York REIT, Inc.	10,132	99,598
Parkway Properties, Inc.	56	921

		496,646

See Notes to Financial Statements.

Prudential Real Estate Income Fund	9

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Operating Companies 1.9%
TLG Immobilien AG (Germany)	4,750	$100,616

Residential REITs 2.0%
Empiric Student Property PLC (United Kingdom)	63,807	104,653

Retail REITs 16.3%
CBL & Associates Properties, Inc.	12,104	141,375
Eurocommercial Properties NV (Netherlands)	1,087	50,766
Mapletree Commercial Trust (Singapore)	8,819	9,829
Mercialys SA (France)	4,540	101,125
Retail Properties of America, Inc. (Class A Stock)	3,163	50,576
Starhill Global REIT (Singapore)	278,600	161,387
Vicinity Centres (Australia)	58,089	146,012
WP GLIMCHER, Inc.	18,959	198,880

		859,950

TOTAL COMMON STOCKS (cost $4,366,639)		4,262,271

PREFERRED STOCKS 19.2%

Diversified REITs 5.8%
Gramercy Property Trust	5,600	148,428
VEREIT, Inc.	6,025	155,023

		303,451

Hotel & Resort REITs 3.6%
Sunstone Hotel Investors, Inc.*	7,000	190,540

Industrial REITs 1.5%
STAG Industrial, Inc.*	3,000	78,900

Office REITs 1.0%
Boston Properties, Inc.	2,000	52,000

Retail REITs 4.4%
Cedar Realty Trust, Inc.	3,250	84,013
Pennsylvania Real Estate Investment Trust	5,650	148,821

		232,834

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
PREFERRED STOCKS (Continued)

Specialized REITs 2.9%
Digital Realty Trust, Inc.	5,900	$154,285

TOTAL PREFERRED STOCKS (cost $965,413)		1,012,010

TOTAL LONG-TERM INVESTMENTS (cost $5,332,052)		5,274,281

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $57,531) (Note 3)(a)	57,531	57,531

TOTAL INVESTMENTS 101.0% (cost $5,389,583) (Note 5)		5,331,812
Liabilities in excess of other assets (1.0)%		(50,962)

NET ASSETS 100.0%		$5,280,850

The following abbreviations are used in the semiannual report:

L1—Level 1

L2—Level 2

OTC—Over-the-counter

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Real Estate Income Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$494,412	$61,029	$—
Health Care REITs	1,032,551	—	—
Hotel & Resort REITs	493,583	—	—
Industrial REITs	162,892	455,939	—
Office REITs	100,519	396,127	—
Real Estate Operating Companies	—	100,616	—
Residential REITs	104,653	—	—
Retail REITs	390,831	469,119	—
Preferred Stocks
Diversified REITs	303,451	—	—
Hotel & Resort REITs	190,540	—	—
Industrial REITs	78,900	—	—
Office REITs	52,000	—	—
Retail REITs	232,834	—	—
Specialized REITs	154,285	—	—
Affiliated Mutual Fund	57,531	—	—

Total	$3,848,982	$1,482,830	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$83,455	L1 to L2	Official Close to Model Price

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Retail REITs	20.7%
Health Care REITs	19.6
Diversified REITs	16.3
Industrial REITs	13.2
Hotel & Resort REITs	12.9
Office REITs	10.4
Specialized REITs	2.9

Residential REITs	2.0%
Real Estate Operating Companies	1.9
Affiliated Mutual Fund	1.1

101.0
Liabilities in excess of other assets	(1.0)

100.0%

See Notes to Financial Statements.

12

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	APRIL 30, 2016

Prudential Real Estate Income Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $5,332,052)	$5,274,281
Affiliated investments (cost $57,531)	57,531
Dividends receivable	16,195
Due from Manager	13,364
Tax reclaim receivable	1,519
Receivable for Fund shares sold	940
Prepaid expenses	207

Total assets	5,364,037

Liabilities
Accrued expenses and other liabilities	57,944
Payable for investments purchased	24,099
Payable for Fund shares reacquired	945
Distribution fee payable	136
Affiliated transfer agent fee payable	63

Total liabilities	83,187

Net Assets	$5,280,850

Net assets were comprised of:
Shares of beneficial interest, at par	$563
Paid-in capital in excess of par	5,567,405

5,567,968
Distributions in excess of net investment income	(69,444)
Accumulated net realized loss on investment and foreign currency transactions	(159,918)
Net unrealized depreciation on investments and foreign currencies	(57,756)

Net assets, April 30, 2016	$5,280,850

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($158,067 ÷ 16,850 shares of beneficial interest issued and outstanding)	$9.38
Maximum sales charge (5.50% of offering price)	0.55

Maximum offering price to public	$9.93

Class C
Net asset value, offering price and redemption price per share, ($134,748 ÷ 14,360 shares of beneficial interest issued and outstanding)
$9.38

Class Z
Net asset value, offering price and redemption price per share, ($4,988,035 ÷ 531,538 shares of beneficial interest issued and outstanding)
$9.38

See Notes to Financial Statements.

Prudential Real Estate Income Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $5,987)	$121,709
Affiliated dividend income	119

Total income	121,828

Expenses
Management fee	19,202
Distribution fee—Class A	96
Distribution fee—Class C	328
Registration fees	51,000
Custodian and accounting fees	32,000
Legal fees and expenses	26,000
Audit fee	14,000
Trustees’ fees	6,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $150)	207
Miscellaneous	3,778

Total expenses	157,611
Less: Management fee waiver and/or expense reimbursement	(130,782)
Distribution fee waiver—Class A	(16)

Net expenses	26,813

Net investment income	95,015

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(84,893)
Foreign currency transactions	(718)

(85,611)

Net change in unrealized appreciation (depreciation) on:
Investments	78,208
Foreign currencies	93

78,301

Net loss on investment and foreign currency transactions	(7,310)

Net Increase In Net Assets Resulting From Operations	$87,705

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	June 3, 2015* through October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$95,015	$82,612
Net realized loss on investment and foreign currency transactions	(85,611)	(70,663)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	78,301	(136,057)

Net increase (decrease) in net assets resulting from operations	87,705	(124,108)

Dividends from net investment income (Note 1)
Class A	(2,490)	(434)
Class C	(1,451)	(155)
Class Z	(174,718)	(82,870)

	(178,659)	(83,459)

Fund share transactions (Note 6)
Net proceeds from shares sold	271,928	5,055,945
Net asset value of shares issued in reinvestment of dividends and distributions	178,549	83,459
Cost of shares reacquired	(10,510)	—

Net increase in net assets from Fund share transactions	439,967	5,139,404

Total increase	349,013	4,931,837

Net Assets:
Beginning of period	4,931,837	—

End of period(a)	$5,280,850	$4,931,837

(a) Includes undistributed net investment income of:	$—	$14,200

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Real Estate Income Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of five portfolios: Prudential Select Real Estate, Prudential International Real Estate Fund, Prudential Real Estate Income Fund, Prudential QMA Large-Cap Core Equity Fund and Prudential Absolute Return Bond Fund. These financial statements relate only to Prudential Real Estate Income Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund commenced investment operations on June 3, 2015.

The investment objective of the Fund is to seek income and capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

18

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are generally valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Real Estate Income Fund	19

Notes to Financial Statements (unaudited) (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

20

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency realized between the trade date and settlement date on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Prudential Real Estate Income Fund	21

Notes to Financial Statements (unaudited) (continued)

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM Real Estate, formerly known as Prudential Real Estate Investors (“PREI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

Effective October 1, 2015, the management fee paid to PI is accrued daily and payable monthly at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion, .78% of the next $2 billion, .76% of the next $2 billion, .75% of the next $5 billion and .74% of the Fund’s average daily net assets in excess of $10 billion. Prior to October 1, 2015, the management fee paid to PI was accrued daily and payable monthly at an annual rate of .80% of the Fund’s average daily net assets. For the six months ended April 30, 2016, the effective management fee rate before any waivers and/or expense reimbursement was 0.80%. For the period ended April 30, 2016, waivers and/or expense reimbursements exceeded the effective management fee.

The manager has contractually agreed through February 28, 2017 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, interest, taxes, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses) of each class of shares of the Fund to 1.10% of the Fund’s average daily net assets.

22

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. The distributor has contractually agreed through February 28, 2017 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received $3,038 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PI, PIMS and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund, (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2016, were $2,621,240 and $2,191,684, respectively.

Prudential Real Estate Income Fund	23

Notes to Financial Statements (unaudited) (continued)

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2016 were as follows:

Tax Basis	$5,441,240

Appreciation	155,062
Depreciation	(264,490)

Net Unrealized Depreciation	$(109,428)

The book basis may differ from tax basis due to certain tax related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2015 of approximately $37,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into three classes, designated Class A, Class C, and Class Z.

24

As of April 30, 2016, Prudential, through its affiliates, owned 1,054, 1,047 and 528,963 Class A, C and Z shares of the Fund, respectively.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	14,302	$131,329
Shares issued in reinvestment of dividends and distributions	260	2,379
Shares reacquired	(1,134)	(10,510)

Net increase (decrease) in shares outstanding	13,428	$123,198

Period ended October 31, 2015*:
Shares sold	3,377	$33,048
Shares issued in reinvestment of dividends and distributions	45	434

Net increase (decrease) in shares outstanding	3,422	$33,482

Class C
Six months ended April 30, 2016:
Shares sold	12,871	$116,599
Shares issued in reinvestment of dividends and distributions	158	1,452

Net increase (decrease) in shares outstanding	13,029	$118,051

Period ended October 31, 2015*:
Shares sold	1,315	$12,897
Shares issued in reinvestment of dividends and distributions	16	155

Net increase (decrease) in shares outstanding	1,331	$13,052

Class Z
Six months ended April 30, 2016:
Shares sold	2,554	$24,000
Shares issued in reinvestment of dividends and distributions	19,465	174,718

Net increase (decrease) in shares outstanding	22,019	$198,718

Period ended October 31, 2015*:
Shares sold	501,000	$5,010,000
Shares issued in reinvestment of dividends and distributions	8,519	82,870

Net increase (decrease) in shares outstanding	509,519	$5,092,870

*	Commencement of operations was June 3, 2015.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a

Prudential Real Estate Income Fund	25

Notes to Financial Statements (unaudited) (continued)

commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

26

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2016		June 3, 2015(b) through October 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$9.59		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.03)		.13
Net realized and unrealized gain (loss) on investments	.15		(.38)
Total from investment operations	.12		(.25)
Less Dividends:
Dividends from net investment income	(.33)		(.16)
Net asset value, end of period	$9.38		$9.59
Total Return(a)	1.41%		(2.55)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$158		$33
Average net assets (000)	$64		$24
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.35%	(e)	1.36%	(e)
Expense before waivers and/or expense reimbursement	6.43%	(e)	9.50%	(e)
Net investment income (loss)	(0.71)%	(e)	3.15%	(e)
Portfolio turnover rate	45%	(f)	98%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Real Estate Income Fund	27

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2016		June 3, 2015(b) through October 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$9.58		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.02)		.11
Net realized and unrealized gain (loss) on investments	.11		(.40)
Total from investment operations	.09		(.29)
Less Dividends:
Dividends from net investment income	(.29)		(.13)
Net asset value, end of period	$9.38		$9.58
Total Return(a)	1.14%		(2.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$135		$13
Average net assets (000)	$66		$11
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	2.10%	(e)	2.13%	(e)
Expense before waivers and/or expense reimbursement	7.44%	(e)	10.11%	(e)
Net investment income (loss)	(0.42)%	(e)	2.87%	(e)
Portfolio turnover rate	45%	(f)	98%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

28

Class Z Shares
	Six Months Ended April 30, 2016		June 3, 2015(b) through October 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$9.59		$10.00
Income (loss) from investment operations:
Net investment income	.18		.16
Net realized and unrealized gain (loss) on investments	(.05)		(.41)
Total from investment operations	.13		(.25)
Less Dividends:
Dividends from net investment income	(.34)		(.16)
Net asset value, end of period	$9.38		$9.59
Total Return(a)	1.54%		(2.47)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,988		$4,886
Average net assets (000)	$4,697		$4,868
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.10%	(e)	1.10%	(e)
Expense before waivers and/or expense reimbursement	6.56%	(e)	8.98%	(e)
Net investment income	4.08%	(e)	4.08%	(e)
Portfolio turnover rate	45%	(f)	98%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Real Estate Income Fund	29

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Real Estate Income Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL REAL ESTATE INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	PRKAX	PRKCX	PRKZX
CUSIP	74441J761	74441J753	74441J746

MF228E2    0293033-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2016